FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$3,783,843	$6,220,197	$18,186,796	$15,196,472	$5,926,669
Net Assets	$3,783,843	$6,220,197	$18,186,796	$15,196,472	$5,926,669

NET ASSETS, representing:
Accumulation units	$3,783,843	$6,220,197	$18,186,796	$15,196,472	$5,926,669
	$3,783,843	$6,220,197	$18,186,796	$15,196,472	$5,926,669

Units outstanding	2,789,283	1,965,802	1,890,092	2,096,056	938,659

Portfolio shares held	378,384	391,454	124,772	212,627	756,918
Portfolio net asset value per share	$10.00	$15.89	$145.76	$71.47	$7.83
Investment in portfolio shares, at cost	$3,783,843	$4,716,769	$4,890,872	$4,843,794	$4,147,585

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$168,006	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	56,893	88,549	256,082	216,470	89,187
NET INVESTMENT INCOME (LOSS)	111,113	(88,549)	(256,082)	(216,470)	(89,187)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	363,087	2,706,789	1,718,405	322,471
Net change in unrealized appreciation (depreciation) on investments	—	147,037	377,069	574,923	204,308
NET GAIN (LOSS) ON INVESTMENTS	—	510,124	3,083,858	2,293,328	526,779

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$111,113	$421,575	$2,827,776	$2,076,858	$437,592
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
ASSETS
Investment in the portfolios, at fair value	$40,419,573	$3,196,128	$29,044,803	$9,870,961	$822,892
Net Assets	$40,419,573	$3,196,128	$29,044,803	$9,870,961	$822,892

NET ASSETS, representing:
Accumulation units	$40,419,573	$3,196,128	$29,044,803	$9,870,961	$822,892
	$40,419,573	$3,196,128	$29,044,803	$9,870,961	$822,892

Units outstanding	2,911,718	547,979	2,243,569	816,550	299,983

Portfolio shares held	238,548	41,219	137,094	147,592	51,754
Portfolio net asset value per share	$169.44	$77.54	$211.86	$66.88	$15.90
Investment in portfolio shares, at cost	$15,277,441	$1,037,057	$7,136,079	$6,406,881	$754,269

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$15,414

EXPENSES
Charges for mortality and expense risk,
and for administration	427,816	47,128	401,728	123,646	12,119
NET INVESTMENT INCOME (LOSS)	(427,816)	(47,128)	(401,728)	(123,646)	3,295

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	67,699
Net realized gain (loss) on shares redeemed	5,938,591	662,450	4,083,545	1,057,547	27,248
Net change in unrealized appreciation (depreciation) on investments	573,192	(17,565)	424,600	(532,757)	37,894
NET GAIN (LOSS) ON INVESTMENTS	6,511,783	644,885	4,508,145	524,790	132,841

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,083,967	$597,757	$4,106,417	$401,144	$136,136
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$4,600,701	$6,317,665	$4,631,963	$3,513,403	$1,375,982
Net Assets	$4,600,701	$6,317,665	$4,631,963	$3,513,403	$1,375,982

NET ASSETS, representing:
Accumulation units	$4,600,701	$6,317,665	$4,631,963	$3,513,403	$1,375,982
	$4,600,701	$6,317,665	$4,631,963	$3,513,403	$1,375,982

Units outstanding	649,056	949,131	461,571	559,018	176,933

Portfolio shares held	159,139	175,345	71,371	62,942	45,129
Portfolio net asset value per share	$28.91	$36.03	$64.90	$55.82	$30.49
Investment in portfolio shares, at cost	$3,997,244	$5,060,255	$2,446,540	$2,118,829	$1,187,545

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$74,840	$39,746	$5,737	$47,581	$12,761

EXPENSES
Charges for mortality and expense risk,
and for administration	64,238	86,839	64,548	47,314	18,551
NET INVESTMENT INCOME (LOSS)	10,602	(47,093)	(58,811)	267	(5,790)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	440,831	457,552	352,823	—	312,712
Net realized gain (loss) on shares redeemed	118,092	178,229	430,757	201,332	37,570
Net change in unrealized appreciation (depreciation) on investments	(24,716)	235,742	3,910	591,806	(201,762)
NET GAIN (LOSS) ON INVESTMENTS	534,207	871,523	787,490	793,138	148,520

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$544,809	$824,430	$728,679	$793,405	$142,730
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
ASSETS
Investment in the portfolios, at fair value	$6,836,698	$1,259,605	$1,409,638	$801,377	$553,053
Net Assets	$6,836,698	$1,259,605	$1,409,638	$801,377	$553,053

NET ASSETS, representing:
Accumulation units	$6,836,698	$1,259,605	$1,409,638	$801,377	$553,053
	$6,836,698	$1,259,605	$1,409,638	$801,377	$553,053

Units outstanding	619,803	178,115	238,618	177,170	128,893

Portfolio shares held	100,762	97,500	98,507	127,811	6,788
Portfolio net asset value per share	$67.85	$12.92	$14.31	$6.27	$81.48
Investment in portfolio shares, at cost	$5,002,197	$910,063	$1,591,381	$954,672	$380,002

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$19,488	$—	$7,590	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	97,661	18,077	21,130	10,478	7,332
NET INVESTMENT INCOME (LOSS)	(97,661)	1,411	(21,130)	(2,888)	(7,332)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,281,143	96,393	85,948	114,934	50,534
Net realized gain (loss) on shares redeemed	474,346	86,362	(28,735)	(17,616)	12,153
Net change in unrealized appreciation (depreciation) on investments	(919,700)	(10,429)	(18,219)	78,598	(1,117)
NET GAIN (LOSS) ON INVESTMENTS	835,789	172,326	38,994	175,916	61,570

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$738,128	$173,737	$17,864	$173,028	$54,238

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)**	AST Cohen & Steers Realty Portfolio**	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio**
ASSETS
Investment in the portfolios, at fair value	$634,984	$—	$—	$288,879,902	$—
Net Assets	$634,984	$—	$—	$288,879,902	$—

NET ASSETS, representing:
Accumulation units	$634,984	$—	$—	$288,879,902	$—
	$634,984	$—	$—	$288,879,902	$—

Units outstanding	97,152	—	—	16,650,415	—

Portfolio shares held	10,369	—	—	10,604,989	—
Portfolio net asset value per share	$61.24	$—	$—	$27.24	$—
Investment in portfolio shares, at cost	$347,612	$—	$—	$235,131,025	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	4/11/2025**	1/24/2025**	12/31/2025	2/7/2025**

INVESTMENT INCOME
Dividend income	$817	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	9,745	21,273	19,064	4,114,845	24,670
NET INVESTMENT INCOME (LOSS)	(8,928)	(21,273)	(19,064)	(4,114,845)	(24,670)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	50,218	—	—	—	—
Net realized gain (loss) on shares redeemed	61,941	2,875,118	4,876,171	8,921,499	4,408,579
Net change in unrealized appreciation (depreciation) on investments	(7,021)	(3,523,292)	(4,447,601)	18,521,066	(4,088,326)
NET GAIN (LOSS) ON INVESTMENTS	105,138	(648,174)	428,570	27,442,565	320,253

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$96,210	$(669,447)	$409,506	$23,327,720	$295,583

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio**	AST MFS Global Equity Portfolio**	AST Aggressive Asset Allocation Portfolio	AST Multi-Asset Diversified Plus Portfolio
ASSETS
Investment in the portfolios, at fair value	$151,252,239	$—	$—	$742,958,681	$145,255,201
Net Assets	$151,252,239	$—	$—	$742,958,681	$145,255,201

NET ASSETS, representing:
Accumulation units	$151,252,239	$—	$—	$742,958,681	$145,255,201
	$151,252,239	$—	$—	$742,958,681	$145,255,201

Units outstanding	4,326,308	—	—	25,434,159	8,338,025

Portfolio shares held	2,478,326	—	—	19,733,298	6,590,526
Portfolio net asset value per share	$61.03	$—	$—	$37.65	$22.04
Investment in portfolio shares, at cost	$111,560,372	$—	$—	$417,254,572	$104,693,481

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST Aggressive Asset Allocation Portfolio	AST Multi-Asset Diversified Plus Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	1/24/2025**	1/24/2025**	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,727,530	12,863	19,458	10,640,368	2,239,408
NET INVESTMENT INCOME (LOSS)	(1,727,530)	(12,863)	(19,458)	(10,640,368)	(2,239,408)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,559,775	2,718,720	7,963,412	56,357,465	7,768,996
Net change in unrealized appreciation (depreciation) on investments	16,310,457	(1,545,259)	(7,217,201)	48,871,106	9,986,003
NET GAIN (LOSS) ON INVESTMENTS	21,870,232	1,173,461	746,211	105,228,571	17,754,999

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$20,142,702	$1,160,598	$726,753	$94,588,203	$15,515,591

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST PGIM Aggressive Multi-Asset Portfolio	AST Multi-Asset Diversified Portfolio	AST Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,913,554,685	$257,512,462	$964,485,662	$434,706,895	$255,841,260
Net Assets	$1,913,554,685	$257,512,462	$964,485,662	$434,706,895	$255,841,260

NET ASSETS, representing:
Accumulation units	$1,913,554,685	$257,512,462	$964,485,662	$434,706,895	$255,841,260
	$1,913,554,685	$257,512,462	$964,485,662	$434,706,895	$255,841,260

Units outstanding	76,887,506	14,163,012	37,775,489	16,784,802	4,183,867

Portfolio shares held	59,723,929	10,870,091	33,594,067	13,030,782	2,316,354
Portfolio net asset value per share	$32.04	$23.69	$28.71	$33.36	$110.45
Investment in portfolio shares, at cost	$1,482,806,620	$194,747,049	$617,130,800	$244,775,114	$146,234,579

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST PGIM Aggressive Multi-Asset Portfolio	AST Multi-Asset Diversified Portfolio	AST Large-Cap Growth Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	27,072,186	3,626,531	13,330,725	6,136,116	2,947,484
NET INVESTMENT INCOME (LOSS)	(27,072,186)	(3,626,531)	(13,330,725)	(6,136,116)	(2,947,484)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	50,688,602	14,409,690	56,056,258	32,972,150	23,515,435
Net change in unrealized appreciation (depreciation) on investments	200,962,058	12,383,936	78,962,794	28,959,845	16,273,968
NET GAIN (LOSS) ON INVESTMENTS	251,650,660	26,793,626	135,019,052	61,931,995	39,789,403

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$224,578,474	$23,167,095	$121,688,327	$55,795,879	$36,841,919

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Equity Portfolio	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$37,609,531	$73,857,987	$77,522,545	$360,724,285	$278,094,416
Net Assets	$37,609,531	$73,857,987	$77,522,545	$360,724,285	$278,094,416

NET ASSETS, representing:
Accumulation units	$37,609,531	$73,857,987	$77,522,545	$360,724,285	$278,094,416
	$37,609,531	$73,857,987	$77,522,545	$360,724,285	$278,094,416

Units outstanding	3,655,049	2,037,355	2,940,936	23,797,114	21,660,549

Portfolio shares held	37,609,531	857,816	2,172,717	37,458,389	19,338,972
Portfolio net asset value per share	$1.00	$86.10	$35.68	$9.63	$14.38
Investment in portfolio shares, at cost	$37,609,531	$62,172,547	$53,110,404	$330,853,536	$262,259,625

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Equity Portfolio	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$1,642,861	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	443,899	857,557	870,604	6,743,691	3,387,452
NET INVESTMENT INCOME (LOSS)	1,198,962	(857,557)	(870,604)	(6,743,691)	(3,387,452)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,022,931	4,482,690	22,823,199	1,306,331
Net change in unrealized appreciation (depreciation) on investments	—	4,014,383	15,746,515	12,535,427	17,660,205
NET GAIN (LOSS) ON INVESTMENTS	—	5,037,314	20,229,205	35,358,626	18,966,536

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,198,962	$4,179,757	$19,358,601	$28,614,935	$15,579,084

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio**	AST J.P. Morgan Moderate Multi-Asset Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials
ASSETS
Investment in the portfolios, at fair value	$—	$159,223,251	$559,564	$70,980	$343,798
Net Assets	$—	$159,223,251	$559,564	$70,980	$343,798

NET ASSETS, representing:
Accumulation units	$—	$159,223,251	$559,564	$70,980	$343,798
	$—	$159,223,251	$559,564	$70,980	$343,798

Units outstanding	—	7,050,550	11,880	2,748	14,624

Portfolio shares held	—	5,947,824	7,749	2,517	5,825
Portfolio net asset value per share	$—	$26.77	$72.21	$28.20	$59.02
Investment in portfolio shares, at cost	$—	$104,236,989	$518,200	$88,259	$219,485

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	1/10/2025**	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$617	$23

EXPENSES
Charges for mortality and expense risk,
and for administration	6,385	2,279,503	8,095	951	4,687
NET INVESTMENT INCOME (LOSS)	(6,385)	(2,279,503)	(8,095)	(334)	(4,664)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	42,661	6,792	4,631
Net realized gain (loss) on shares redeemed	1,287,350	10,076,813	5,247	(7,778)	17,876
Net change in unrealized appreciation (depreciation) on investments	(1,545,923)	8,451,767	(13,824)	(340)	15,203
NET GAIN (LOSS) ON INVESTMENTS	(258,573)	18,528,580	34,084	(1,326)	37,710

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(264,958)	$16,249,077	$25,989	$(1,660)	$33,046

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate
ASSETS
Investment in the portfolios, at fair value	$387,030	$472,736	$78,755	$172,340	$165,507
Net Assets	$387,030	$472,736	$78,755	$172,340	$165,507

NET ASSETS, representing:
Accumulation units	$387,030	$472,736	$78,755	$172,340	$165,507
	$387,030	$472,736	$78,755	$172,340	$165,507

Units outstanding	9,570	13,710	2,592	6,191	10,662

Portfolio shares held	6,105	4,657	2,060	4,042	3,568
Portfolio net asset value per share	$63.40	$101.51	$38.23	$42.64	$46.38
Investment in portfolio shares, at cost	$392,321	$382,628	$77,969	$155,041	$180,056

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$17	$—	$—	$566	$2,413

EXPENSES
Charges for mortality and expense risk,
and for administration	5,409	6,267	1,174	2,877	2,398
NET INVESTMENT INCOME (LOSS)	(5,392)	(6,267)	(1,174)	(2,311)	15

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	43,955	9,648	6,953	16,200	—
Net realized gain (loss) on shares redeemed	(3,982)	7,992	856	6,605	(2,311)
Net change in unrealized appreciation (depreciation) on investments	7,504	47,277	(3,812)	(12,042)	218
NET GAIN (LOSS) ON INVESTMENTS	47,477	64,917	3,997	10,763	(2,093)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$42,085	$58,650	$2,823	$8,452	$(2,078)

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$49,954	$130,552	$14,640	$212,792	$52,899
Net Assets	$49,954	$130,552	$14,640	$212,792	$52,899

NET ASSETS, representing:
Accumulation units	$49,954	$130,552	$14,640	$212,792	$52,899
	$49,954	$130,552	$14,640	$212,792	$52,899

Units outstanding	1,670	5,042	651	9,009	966

Portfolio shares held	1,703	2,910	239	4,241	711
Portfolio net asset value per share	$29.33	$44.87	$61.17	$50.18	$74.45
Investment in portfolio shares, at cost	$53,226	$118,889	$8,527	$174,790	$47,283

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$558	$—	$2,868	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,005	2,166	214	3,068	540
NET INVESTMENT INCOME (LOSS)	(1,005)	(1,608)	(214)	(200)	(540)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	5,479	7,152	—	92	2,661
Net realized gain (loss) on shares redeemed	(2,425)	3,774	4,196	6,100	953
Net change in unrealized appreciation (depreciation) on investments	(595)	(2,773)	(1,162)	16,480	1,306
NET GAIN (LOSS) ON INVESTMENTS	2,459	8,153	3,034	22,672	4,920

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,454	$6,545	$2,820	$22,472	$4,380

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Allspring VT Discovery All Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST ClearBridge Dividend Growth Portfolio**
ASSETS
Investment in the portfolios, at fair value	$224,882	$97,844	$59,615,240	$39,386	$—
Net Assets	$224,882	$97,844	$59,615,240	$39,386	$—

NET ASSETS, representing:
Accumulation units	$224,882	$97,844	$59,615,240	$39,386	$—
	$224,882	$97,844	$59,615,240	$39,386	$—

Units outstanding	8,558	10,462	2,962,494	903	—

Portfolio shares held	4,738	4,258	1,956,522	1,534	—
Portfolio net asset value per share	$47.46	$22.98	$30.47	$25.67	$—
Investment in portfolio shares, at cost	$207,417	$103,470	$36,319,292	$34,251	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Allspring VT Discovery All Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST ClearBridge Dividend Growth Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	1/24/2025**

INVESTMENT INCOME
Dividend income	$1,441	$—	$—	$147	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,367	2,259	390,772	787	15,343
NET INVESTMENT INCOME (LOSS)	(1,926)	(2,259)	(390,772)	(640)	(15,343)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	27,464	44,307	—	5,062	—
Net realized gain (loss) on shares redeemed	2,693	2,921	6,770,027	3,052	6,861,405
Net change in unrealized appreciation (depreciation) on investments	(7,527)	(28,342)	1,561,232	(5,578)	(6,133,322)
NET GAIN (LOSS) ON INVESTMENTS	22,630	18,886	8,331,259	2,536	728,083

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$20,704	$16,627	$7,940,487	$1,896	$712,740

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Equity Portfolio	AST Bond Portfolio 2025**	AST J.P. Morgan Aggressive Multi-Asset Portfolio	AST Bond Portfolio 2026
ASSETS
Investment in the portfolios, at fair value	$1,240,669,724	$120,912,112	$—	$234,250,057	$1,090,648
Net Assets	$1,240,669,724	$120,912,112	$—	$234,250,057	$1,090,648

NET ASSETS, representing:
Accumulation units	$1,240,669,724	$120,912,112	$—	$234,250,057	$1,090,648
	$1,240,669,724	$120,912,112	$—	$234,250,057	$1,090,648

Units outstanding	110,528,704	3,421,368	—	10,766,846	108,054

Portfolio shares held	86,397,613	2,700,740	—	9,090,029	85,474
Portfolio net asset value per share	$14.36	$44.77	$15.18	$25.77	$12.76
Investment in portfolio shares, at cost	$994,420,977	$100,199,290	$—	$177,833,987	$989,718

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Equity Portfolio	AST Bond Portfolio 2025	AST J.P. Morgan Aggressive Multi-Asset Portfolio	AST Bond Portfolio 2026
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025**	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	24,802,650	1,346,161	21,851	3,315,166	27,004
NET INVESTMENT INCOME (LOSS)	(24,802,650)	(1,346,161)	(21,851)	(3,315,166)	(27,004)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	33,471,969	2,072,955	147,778	14,632,299	32,339
Net change in unrealized appreciation (depreciation) on investments	49,568,697	10,791,693	(104,973)	11,008,233	37,812
NET GAIN (LOSS) ON INVESTMENTS	83,040,666	12,864,648	42,805	25,640,532	70,151

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$58,238,016	$11,518,487	$20,954	$22,325,366	$43,147

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Global Bond Portfolio**	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
ASSETS
Investment in the portfolios, at fair value	$—	$7,168,610	$1,542,675	$243,765	$4,759,054
Net Assets	$—	$7,168,610	$1,542,675	$243,765	$4,759,054

NET ASSETS, representing:
Accumulation units	$—	$7,168,610	$1,542,675	$243,765	$4,759,054
	$—	$7,168,610	$1,542,675	$243,765	$4,759,054

Units outstanding	—	402,528	155,462	17,487	469,808

Portfolio shares held	—	537,377	126,345	16,673	390,406
Portfolio net asset value per share	$—	$13.34	$12.21	$14.62	$12.19
Investment in portfolio shares, at cost	$—	$7,568,476	$1,438,013	$187,355	$4,743,003

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Global Bond Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	2/7/2025**	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$282,584	$—	$715	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	18,501	41,200	32,178	3,769	100,168
NET INVESTMENT INCOME (LOSS)	(18,501)	241,384	(32,178)	(3,054)	(100,168)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	695,458	—	—	—
Net realized gain (loss) on shares redeemed	55,435	(7,987)	6,780	4,737	(29,718)
Net change in unrealized appreciation (depreciation) on investments	43,990	320,048	83,734	65,023	362,596
NET GAIN (LOSS) ON INVESTMENTS	99,425	1,007,519	90,514	69,760	332,878

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$80,924	$1,248,903	$58,336	$66,706	$232,710

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
ASSETS
Investment in the portfolios, at fair value	$—	$2,582,874	$8,599,679	$3,032,778	$753,737
Net Assets	$—	$2,582,874	$8,599,679	$3,032,778	$753,737

NET ASSETS, representing:
Accumulation units	$—	$2,582,874	$8,599,679	$3,032,778	$753,737
	$—	$2,582,874	$8,599,679	$3,032,778	$753,737

Units outstanding	—	247,644	966,869	168,752	36,005

Portfolio shares held	—	215,959	857,396	172,317	34,464
Portfolio net asset value per share	$11.91	$11.96	$10.03	$17.60	$21.87
Investment in portfolio shares, at cost	$—	$2,602,497	$8,804,509	$2,778,865	$753,932

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$17,334	$104

EXPENSES
Charges for mortality and expense risk,
and for administration	1	52,090	183,802	16,042	3,797
NET INVESTMENT INCOME (LOSS)	(1)	(52,090)	(183,802)	1,292	(3,693)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	128,513	90,041
Net realized gain (loss) on shares redeemed	(25)	(12,152)	(210,925)	20,355	4,936
Net change in unrealized appreciation (depreciation) on investments	—	217,743	951,431	219,622	(36,807)
NET GAIN (LOSS) ON INVESTMENTS	(25)	205,591	740,506	368,490	58,170

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(26)	$153,501	$556,704	$369,782	$54,477

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)
ASSETS
Investment in the portfolios, at fair value	$7,933,691	$1,378,538	$343,187	$139,159	$6,445,512
Net Assets	$7,933,691	$1,378,538	$343,187	$139,159	$6,445,512

NET ASSETS, representing:
Accumulation units	$7,933,691	$1,378,538	$343,187	$139,159	$6,445,512
	$7,933,691	$1,378,538	$343,187	$139,159	$6,445,512

Units outstanding	313,999	82,451	21,615	6,563	623,877

Portfolio shares held	209,001	209,823	28,363	4,664	558,537
Portfolio net asset value per share	$37.96	$6.57	$12.10	$29.84	$11.54
Investment in portfolio shares, at cost	$6,032,858	$1,694,444	$463,030	$144,783	$6,742,730
STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$335	$249,376

EXPENSES
Charges for mortality and expense risk,
and for administration	39,547	6,570	1,683	1,028	35,460
NET INVESTMENT INCOME (LOSS)	(39,547)	(6,570)	(1,683)	(693)	213,916

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,014,499	254,928	—	52,082	—
Net realized gain (loss) on shares redeemed	357,567	(29,002)	(11,148)	(2,535)	(55,751)
Net change in unrealized appreciation (depreciation) on investments	(239,568)	(187,646)	51,137	(25,473)	192,615
NET GAIN (LOSS) ON INVESTMENTS	1,132,498	38,280	39,989	24,074	136,864

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,092,951	$31,710	$38,306	$23,381	$350,780

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS® Asset Allocation Fund (Class 4)	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America (Class 4)
ASSETS
Investment in the portfolios, at fair value	$3,981,183	$4,065,854	$7,664,478	$4,298,151	$5,529,067
Net Assets	$3,981,183	$4,065,854	$7,664,478	$4,298,151	$5,529,067

NET ASSETS, representing:
Accumulation units	$3,981,183	$4,065,854	$7,664,478	$4,298,151	$5,529,067
	$3,981,183	$4,065,854	$7,664,478	$4,298,151	$5,529,067

Units outstanding	255,850	240,665	477,081	209,801	572,063

Portfolio shares held	175,847	110,425	286,309	244,909	593,885
Portfolio net asset value per share	$22.64	$36.82	$26.77	$17.55	$9.31
Investment in portfolio shares, at cost	$4,048,453	$3,805,939	$7,242,980	$3,779,099	$5,780,474

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS® Asset Allocation Fund (Class 4)	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America (Class 4)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$69,106	$105,481	$126,155	$52,052	$226,061

EXPENSES
Charges for mortality and expense risk,
and for administration	18,223	20,217	33,454	21,808	30,830
NET INVESTMENT INCOME (LOSS)	50,883	85,264	92,701	30,244	195,231

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	203,314	52,604	389,380	285,154	—
Net realized gain (loss) on shares redeemed	(3,873)	10,892	35,892	63,049	(91,473)
Net change in unrealized appreciation (depreciation) on investments	36,670	355,398	291,813	211,524	237,972
NET GAIN (LOSS) ON INVESTMENTS	236,111	418,894	717,085	559,727	146,499

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$286,994	$504,158	$809,786	$589,971	$341,730

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	American Funds IS® Capital World Growth and Income Fund (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$1,934,288	$450,551	$11,297,514	$4,149,868	$592,977
Net Assets	$1,934,288	$450,551	$11,297,514	$4,149,868	$592,977

NET ASSETS, representing:
Accumulation units	$1,934,288	$450,551	$11,297,514	$4,149,868	$592,977
	$1,934,288	$450,551	$11,297,514	$4,149,868	$592,977

Units outstanding	108,685	36,671	512,801	203,545	43,510

Portfolio shares held	108,363	23,751	84,065	64,071	27,163
Portfolio net asset value per share	$17.85	$18.97	$134.39	$64.77	$21.83
Investment in portfolio shares, at cost	$1,619,815	$492,432	$8,936,633	$3,763,617	$503,054

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® Capital World Growth and Income Fund (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$21,869	$849	$11,416	$27,813	$6,366

EXPENSES
Charges for mortality and expense risk,
and for administration	8,726	1,438	53,323	18,900	2,787
NET INVESTMENT INCOME (LOSS)	13,143	(589)	(41,907)	8,913	3,579

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	57,224	5,866	714,535	578,630	—
Net realized gain (loss) on shares redeemed	17,291	(2,140)	331,126	45,183	4,055
Net change in unrealized appreciation (depreciation) on investments	255,119	40,022	653,828	(71,352)	113,083
NET GAIN (LOSS) ON INVESTMENTS	329,634	43,748	1,699,489	552,461	117,138

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$342,777	$43,159	$1,657,582	$561,374	$120,717

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	American Funds IS® New World Fund (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$1,115,805	$2,002,619	$1,131,847	$1,089,312	$3,029,372
Net Assets	$1,115,805	$2,002,619	$1,131,847	$1,089,312	$3,029,372

NET ASSETS, representing:
Accumulation units	$1,115,805	$2,002,619	$1,131,847	$1,089,312	$3,029,372
	$1,115,805	$2,002,619	$1,131,847	$1,089,312	$3,029,372

Units outstanding	75,125	95,608	57,457	58,568	160,491

Portfolio shares held	35,188	75,371	112,734	158,100	264,343
Portfolio net asset value per share	$31.71	$26.57	$10.04	$6.89	$11.46
Investment in portfolio shares, at cost	$981,979	$1,793,703	$1,129,173	$1,257,496	$3,055,035

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® New World Fund (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$9,617	$4,337	$11,695	$—	$54,036

EXPENSES
Charges for mortality and expense risk,
and for administration	5,790	8,982	5,308	5,845	13,565
NET INVESTMENT INCOME (LOSS)	3,827	(4,645)	6,387	(5,845)	40,471

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	42,844	210,221	102,467	129,580	252,443
Net realized gain (loss) on shares redeemed	6,430	15,816	(5,209)	(46,390)	(7,357)
Net change in unrealized appreciation (depreciation) on investments	199,691	89,733	58,420	27,211	200,818
NET GAIN (LOSS) ON INVESTMENTS	248,965	315,770	155,678	110,401	445,904

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$252,792	$311,125	$162,065	$104,556	$486,375

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$1,164,602	$10,677,195	$8,230,983	$7,172,511	$4,799,279
Net Assets	$1,164,602	$10,677,195	$8,230,983	$7,172,511	$4,799,279

NET ASSETS, representing:
Accumulation units	$1,164,602	$10,677,195	$8,230,983	$7,172,511	$4,799,279
	$1,164,602	$10,677,195	$8,230,983	$7,172,511	$4,799,279

Units outstanding	64,476	631,474	381,520	352,452	374,014

Portfolio shares held	55,749	419,536	144,759	74,404	126,931
Portfolio net asset value per share	$20.89	$25.45	$56.86	$96.40	$37.81
Investment in portfolio shares, at cost	$1,136,875	$9,311,355	$7,266,467	$5,121,732	$4,437,482

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$159,923	$—	$—	$7,539

EXPENSES
Charges for mortality and expense risk,
and for administration	5,861	54,077	43,000	31,562	25,485
NET INVESTMENT INCOME (LOSS)	(5,861)	105,846	(43,000)	(31,562)	(17,946)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	196,281	494,222	1,359,917	87,934	305,243
Net realized gain (loss) on shares redeemed	43,456	139,120	249,351	298,479	(10,151)
Net change in unrealized appreciation (depreciation) on investments	(137,017)	643,708	(128,835)	753,796	315,817
NET GAIN (LOSS) ON INVESTMENTS	102,720	1,277,050	1,480,433	1,140,209	610,909

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$96,859	$1,382,896	$1,437,433	$1,108,647	$592,963

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)**	PSF Natural Resources Portfolio (Class III)**
ASSETS
Investment in the portfolios, at fair value	$1,194,287	$5,635,808	$276,485	$—	$—
Net Assets	$1,194,287	$5,635,808	$276,485	$—	$—

NET ASSETS, representing:
Accumulation units	$1,194,287	$5,635,808	$276,485	$—	$—
	$1,194,287	$5,635,808	$276,485	$—	$—

Units outstanding	58,276	725,256	19,683	—	—

Portfolio shares held	87,302	656,089	3,608	—	—
Portfolio net asset value per share	$13.68	$8.59	$76.63	$—	$—
Investment in portfolio shares, at cost	$1,159,601	$5,741,993	$217,873	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	4/11/2025**	4/11/2025**

INVESTMENT INCOME
Dividend income	$22,392	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	5,389	113,724	1,188	821	6,267
NET INVESTMENT INCOME (LOSS)	17,003	(113,724)	(1,188)	(821)	(6,267)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	154,171	—	—	—	—
Net realized gain (loss) on shares redeemed	3,901	(171,798)	2,499	(30,323)	126,727
Net change in unrealized appreciation (depreciation) on investments	56,845	613,736	38,472	(43,155)	(349,479)
NET GAIN (LOSS) ON INVESTMENTS	214,917	441,938	40,971	(73,478)	(222,752)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$231,920	$328,214	$39,783	$(74,299)	$(229,019)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)**	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$3,209,555	$25,216,647	$—	$4,904,463	$5,783,807
Net Assets	$3,209,555	$25,216,647	$—	$4,904,463	$5,783,807

NET ASSETS, representing:
Accumulation units	$3,209,555	$25,216,647	$—	$4,904,463	$5,783,807
	$3,209,555	$25,216,647	$—	$4,904,463	$5,783,807

Units outstanding	246,760	1,833,042	—	416,135	361,607

Portfolio shares held	65,568	439,544	—	633,652	40,149
Portfolio net asset value per share	$48.95	$57.37	$—	$7.74	$144.06
Investment in portfolio shares, at cost	$2,639,393	$17,144,644	$—	$4,195,968	$4,393,449

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	4/25/2025**	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	15,440	152,949	1,996	22,189	22,806
NET INVESTMENT INCOME (LOSS)	(15,440)	(152,949)	(1,996)	(22,189)	(22,806)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	57,346	2,125,707	76,464	31,653	101,986
Net change in unrealized appreciation (depreciation) on investments	280,140	925,220	(41,633)	331,335	1,166,061
NET GAIN (LOSS) ON INVESTMENTS	337,486	3,050,927	34,831	362,988	1,268,047

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$322,046	$2,897,978	$32,835	$340,799	$1,245,241

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$5,292,396	$1,815,906	$6,960,581	$3,463,654	$14,767,943
Net Assets	$5,292,396	$1,815,906	$6,960,581	$3,463,654	$14,767,943

NET ASSETS, representing:
Accumulation units	$5,292,396	$1,815,906	$6,960,581	$3,463,654	$14,767,943
	$5,292,396	$1,815,906	$6,960,581	$3,463,654	$14,767,943

Units outstanding	344,787	112,796	697,606	310,132	884,866

Portfolio shares held	25,277	25,706	443,349	52,400	88,183
Portfolio net asset value per share	$209.38	$70.64	$15.70	$66.10	$167.47
Investment in portfolio shares, at cost	$3,714,649	$1,401,957	$6,500,874	$3,019,874	$10,375,601

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	23,500	7,177	31,222	16,160	64,253
NET INVESTMENT INCOME (LOSS)	(23,500)	(7,177)	(31,222)	(16,160)	(64,253)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	146,968	32,102	39,241	34,418	404,281
Net change in unrealized appreciation (depreciation) on investments	508,725	196,485	384,275	148,459	1,601,159
NET GAIN (LOSS) ON INVESTMENTS	655,693	228,587	423,516	182,877	2,005,440

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$632,193	$221,410	$392,294	$166,717	$1,941,187

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$699,176	$97,828	$16,092	$20,936	$74,554
Net Assets	$699,176	$97,828	$16,092	$20,936	$74,554

NET ASSETS, representing:
Accumulation units	$699,176	$97,828	$16,092	$20,936	$74,554
	$699,176	$97,828	$16,092	$20,936	$74,554

Units outstanding	32,556	5,896	1,099	2,163	5,633

Portfolio shares held	27,344	2,646	2,017	4,502	2,644
Portfolio net asset value per share	$25.57	$36.97	$7.98	$4.65	$28.20
Investment in portfolio shares, at cost	$849,982	$82,245	$19,439	$26,631	$71,674

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$3,689	$1,511	$—	$945	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,937	415	71	84	284
NET INVESTMENT INCOME (LOSS)	752	1,096	(71)	861	(284)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	260,970	5,476	2,782	—	4,878
Net realized gain (loss) on shares redeemed	(533)	2,823	(1,069)	(455)	(7,784)
Net change in unrealized appreciation (depreciation) on investments	(189,399)	19,328	(1,021)	1,066	9,668
NET GAIN (LOSS) ON INVESTMENTS	71,038	27,627	692	611	6,762

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$71,790	$28,723	$621	$1,472	$6,478

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Dimensional VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$66,943	$81,035	$127,056	$77,340	$385,830
Net Assets	$66,943	$81,035	$127,056	$77,340	$385,830

NET ASSETS, representing:
Accumulation units	$66,943	$81,035	$127,056	$77,340	$385,830
	$66,943	$81,035	$127,056	$77,340	$385,830

Units outstanding	4,263	4,425	7,347	3,943	18,331

Portfolio shares held	2,514	2,160	8,026	3,471	17,602
Portfolio net asset value per share	$26.63	$37.51	$15.83	$22.28	$21.92
Investment in portfolio shares, at cost	$61,403	$88,469	$97,016	$78,645	$392,097

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Dimensional VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$604	$335	$2,119	$1,349	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	232	353	444	624	1,500
NET INVESTMENT INCOME (LOSS)	372	(18)	1,675	725	(1,500)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	240	9,185	816	6,104	61,008
Net realized gain (loss) on shares redeemed	224	(2,127)	(2,993)	464	2,370
Net change in unrealized appreciation (depreciation) on investments	7,152	2,322	38,410	(943)	(20,443)
NET GAIN (LOSS) ON INVESTMENTS	7,616	9,380	36,233	5,625	42,935

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,988	$9,362	$37,908	$6,350	$41,435

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	American Funds IS® U.S. Government Securities Fund (Class 1)	American Funds IS® The Bond Fund of America (Class 1)	Vanguard VIF International Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Total International Stock Market Index Portfolio
ASSETS
Investment in the portfolios, at fair value	$361,820	$187,954	$332,803	$357,615	$365,871
Net Assets	$361,820	$187,954	$332,803	$357,615	$365,871

NET ASSETS, representing:
Accumulation units	$361,820	$187,954	$332,803	$357,615	$365,871
	$361,820	$187,954	$332,803	$357,615	$365,871

Units outstanding	34,864	18,226	22,079	18,198	23,099

Portfolio shares held	36,547	19,743	11,641	20,470	13,621
Portfolio net asset value per share	$9.90	$9.52	$28.59	$17.47	$26.86
Investment in portfolio shares, at cost	$377,610	$187,160	$330,489	$316,916	$289,375

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® U.S. Government Securities Fund (Class 1)	American Funds IS® The Bond Fund of America (Class 1)	Vanguard VIF International Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Total International Stock Market Index Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$16,147	$8,406	$2,991	$5,093	$9,341

EXPENSES
Charges for mortality and expense risk,
and for administration	2,760	1,504	2,703	2,491	2,519
NET INVESTMENT INCOME (LOSS)	13,387	6,902	288	2,602	6,822

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	20,161	26,630	5,694
Net realized gain (loss) on shares redeemed	(4,338)	466	(22,284)	952	3,295
Net change in unrealized appreciation (depreciation) on investments	16,456	5,398	62,040	20,073	74,199
NET GAIN (LOSS) ON INVESTMENTS	12,118	5,864	59,917	47,655	83,188

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$25,505	$12,766	$60,205	$50,257	$90,010

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Equity Index Portfolio	MFS® Total Return Bond Series (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$133,162	$6,197	$14,433	$107,180	$71,294
Net Assets	$133,162	$6,197	$14,433	$107,180	$71,294

NET ASSETS, representing:
Accumulation units	$133,162	$6,197	$14,433	$107,180	$71,294
	$133,162	$6,197	$14,433	$107,180	$71,294

Units outstanding	8,114	291	1,391	10,255	5,296

Portfolio shares held	4,763	76	1,225	9,435	4,570
Portfolio net asset value per share	$27.96	$81.96	$11.78	$11.36	$15.60
Investment in portfolio shares, at cost	$130,769	$4,240	$16,324	$118,404	$81,901

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Equity Index Portfolio	MFS® Total Return Bond Series (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$1,620	$60	$636	$3,828	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	982	42	64	446	273
NET INVESTMENT INCOME (LOSS)	638	18	572	3,382	(273)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	6,453	115	—	—	—
Net realized gain (loss) on shares redeemed	(8)	8	(785)	(2,528)	(6,021)
Net change in unrealized appreciation (depreciation) on investments	6,427	747	1,126	6,393	15,009
NET GAIN (LOSS) ON INVESTMENTS	12,872	870	341	3,865	8,988

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$13,510	$888	$913	$7,247	$8,715

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio (Class I)	MFS® Utilities Series (Initial Class)	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Equity Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$174,696	$21,571	$59,483	$32,437	$166,390
Net Assets	$174,696	$21,571	$59,483	$32,437	$166,390

NET ASSETS, representing:
Accumulation units	$174,696	$21,571	$59,483	$32,437	$166,390
	$174,696	$21,571	$59,483	$32,437	$166,390

Units outstanding	9,626	1,549	5,618	3,329	9,439

Portfolio shares held	8,627	572	5,141	3,003	6,346
Portfolio net asset value per share	$20.25	$37.73	$11.57	$10.80	$26.22
Investment in portfolio shares, at cost	$199,918	$18,547	$60,294	$33,685	$162,324

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio (Class I)	MFS® Utilities Series (Initial Class)	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Equity Income Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$3,697	$620	$1,517	$1,079	$3,781

EXPENSES
Charges for mortality and expense risk,
and for administration	681	86	425	258	1,304
NET INVESTMENT INCOME (LOSS)	3,016	534	1,092	821	2,477

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	23,411	283	972	—	11,495
Net realized gain (loss) on shares redeemed	(546)	396	(191)	(17)	(693)
Net change in unrealized appreciation (depreciation) on investments	(6,119)	1,489	(786)	1,053	9,777
NET GAIN (LOSS) ON INVESTMENTS	16,746	2,168	(5)	1,036	20,579

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$19,762	$2,702	$1,087	$1,857	$23,056

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	PSF Natural Resources Portfolio (Class I)**	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$70,044	$178,333	$—	$167,062	$6,423
Net Assets	$70,044	$178,333	$—	$167,062	$6,423

NET ASSETS, representing:
Accumulation units	$70,044	$178,333	$—	$167,062	$6,423
	$70,044	$178,333	$—	$167,062	$6,423

Units outstanding	5,761	16,034	—	8,156	398

Portfolio shares held	9,277	16,713	—	2,742	253
Portfolio net asset value per share	$7.55	$10.67	$—	$60.93	$25.41
Investment in portfolio shares, at cost	$68,548	$169,467	$—	$130,864	$5,692

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	PSF Natural Resources Portfolio (Class I)	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	4/11/2025**	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$4,490	$7,104	$—	$1,732	$123

EXPENSES
Charges for mortality and expense risk,
and for administration	542	1,341	6	1,139	44
NET INVESTMENT INCOME (LOSS)	3,948	5,763	(6)	593	79

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	8,087	525
Net realized gain (loss) on shares redeemed	(5)	312	297	172	4
Net change in unrealized appreciation (depreciation) on investments	1,591	3,979	929	14,264	261
NET GAIN (LOSS) ON INVESTMENTS	1,586	4,291	1,226	22,523	790

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,534	$10,054	$1,220	$23,116	$869

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Growth Portfolio	Dimensional VA International Value Portfolio	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$223,212	$171,031	$—	$21,668	$224,334
Net Assets	$223,212	$171,031	$—	$21,668	$224,334

NET ASSETS, representing:
Accumulation units	$223,212	$171,031	$—	$21,668	$224,334
	$223,212	$171,031	$—	$21,668	$224,334

Units outstanding	10,390	8,313	—	1,081	8,853

Portfolio shares held	6,085	9,230	—	1,192	1,590
Portfolio net asset value per share	$36.68	$18.53	$9.65	$18.18	$141.06
Investment in portfolio shares, at cost	$177,251	$131,330	$—	$16,867	$153,955

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Growth Portfolio	Dimensional VA International Value Portfolio	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® Growth Fund (Class 1)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$417	$8,305	$4,788	$335	$565

EXPENSES
Charges for mortality and expense risk,
and for administration	1,699	1,672	236	151	1,817
NET INVESTMENT INCOME (LOSS)	(1,282)	6,633	4,552	184	(1,252)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	11,289	6,046	—	1,336	18,671
Net realized gain (loss) on shares redeemed	6,191	24,505	(2,823)	76	37,097
Net change in unrealized appreciation (depreciation) on investments	15,042	44,118	1,074	1,517	(8,818)
NET GAIN (LOSS) ON INVESTMENTS	32,522	74,669	(1,749)	2,929	46,950

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$31,240	$81,302	$2,803	$3,113	$45,698

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	American Funds IS® Growth-Income Fund (Class 1)	Fidelity® VIP Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	MFS® Value Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$50,257	$19,552	$987,475	$14,160,733	$54,558
Net Assets	$50,257	$19,552	$987,475	$14,160,733	$54,558

NET ASSETS, representing:
Accumulation units	$50,257	$19,552	$987,475	$14,160,733	$54,558
	$50,257	$19,552	$987,475	$14,160,733	$54,558

Units outstanding	2,435	614	52,406	1,304,716	3,405

Portfolio shares held	742	411	45,780	1,416,073	2,451
Portfolio net asset value per share	$67.73	$47.54	$21.57	$10.00	$22.26
Investment in portfolio shares, at cost	$44,134	$11,838	$982,260	$14,160,733	$50,184

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® Growth-Income Fund (Class 1)	Fidelity® VIP Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	MFS® Value Series (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$1,182	$—	$9,470	$504,035	$779

EXPENSES
Charges for mortality and expense risk,
and for administration	751	80	8,946	176,238	197
NET INVESTMENT INCOME (LOSS)	431	(80)	524	327,797	582

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	16,539	1,550	52,323	—	3,626
Net realized gain (loss) on shares redeemed	9,278	2,137	(15,350)	—	100
Net change in unrealized appreciation (depreciation) on investments	(9,911)	584	23,801	—	1,495
NET GAIN (LOSS) ON INVESTMENTS	15,906	4,271	60,774	—	5,221

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$16,337	$4,191	$61,298	$327,797	$5,803

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Basic Value V.I. Fund (Class I)	Dimensional VA International Small Portfolio	Dimensional VA U.S. Large Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$71,017	$80,990	$258,965	$63,604	$31,943
Net Assets	$71,017	$80,990	$258,965	$63,604	$31,943

NET ASSETS, representing:
Accumulation units	$71,017	$80,990	$258,965	$63,604	$31,943
	$71,017	$80,990	$258,965	$63,604	$31,943

Units outstanding	6,389	3,726	13,689	3,831	1,891

Portfolio shares held	6,296	3,332	18,617	4,303	915
Portfolio net asset value per share	$11.28	$24.31	$13.91	$14.78	$34.91
Investment in portfolio shares, at cost	$72,110	$74,800	$241,142	$51,254	$28,722

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Basic Value V.I. Fund (Class I)	Dimensional VA International Small Portfolio	Dimensional VA U.S. Large Value Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$2,977	$702	$4,993	$1,947	$573

EXPENSES
Charges for mortality and expense risk,
and for administration	584	590	940	488	219
NET INVESTMENT INCOME (LOSS)	2,393	112	4,053	1,459	354

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	16,948	30,214	2,356	1,790
Net realized gain (loss) on shares redeemed	(1,152)	8,593	(888)	2,864	19
Net change in unrealized appreciation (depreciation) on investments	1,376	976	19,228	13,025	1,994
NET GAIN (LOSS) ON INVESTMENTS	224	26,517	48,554	18,245	3,803

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,617	$26,629	$52,607	$19,704	$4,157

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP Strategic Income Portfolio (Initial Class)	ClearBridge Variable Appreciation Portfolio (Class I)	MFS® Technology Portfolio (Initial Class)	BlackRock Equity Dividend V.I. Fund (Class I)	Fidelity® VIP Financials Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$—	$—	$54,566	$29,034	$31,590
Net Assets	$—	$—	$54,566	$29,034	$31,590

NET ASSETS, representing:
Accumulation units	$—	$—	$54,566	$29,034	$31,590
	$—	$—	$54,566	$29,034	$31,590

Units outstanding	—	—	2,320	1,641	1,508

Portfolio shares held	—	—	1,298	2,525	1,541
Portfolio net asset value per share	$11.23	$62.31	$42.04	$11.50	$20.50
Investment in portfolio shares, at cost	$—	$—	$39,631	$27,190	$22,610

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP Strategic Income Portfolio (Initial Class)	ClearBridge Variable Appreciation Portfolio (Class I)	MFS® Technology Portfolio (Initial Class)	BlackRock Equity Dividend V.I. Fund (Class I)	Fidelity® VIP Financials Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$629	$522

EXPENSES
Charges for mortality and expense risk,
and for administration	—	—	240	119	122
NET INVESTMENT INCOME (LOSS)	—	—	(240)	510	400

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	7,200	2,398	1,299
Net realized gain (loss) on shares redeemed	—	—	19,158	593	1,131
Net change in unrealized appreciation (depreciation) on investments	—	—	(15,637)	2,127	1,431
NET GAIN (LOSS) ON INVESTMENTS	—	—	10,721	5,118	3,861

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$—	$—	$10,481	$5,628	$4,261

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Initial Class)	AST Bond Portfolio 2034	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$27,147	$389,594	$170,328	$3,795	$278,598
Net Assets	$27,147	$389,594	$170,328	$3,795	$278,598

NET ASSETS, representing:
Accumulation units	$27,147	$389,594	$170,328	$3,795	$278,598
	$27,147	$389,594	$170,328	$3,795	$278,598

Units outstanding	1,931	37,764	7,010	149	11,270

Portfolio shares held	709	35,321	2,844	38	2,851
Portfolio net asset value per share	$38.31	$11.03	$59.89	$99.69	$97.72
Investment in portfolio shares, at cost	$25,093	$375,802	$151,738	$2,760	$284,831

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Initial Class)	AST Bond Portfolio 2034	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$100	$—	$222	$—	$768

EXPENSES
Charges for mortality and expense risk,
and for administration	93	8,728	656	18	1,108
NET INVESTMENT INCOME (LOSS)	7	(8,728)	(434)	(18)	(340)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,471	—	25,453	58	34,028
Net realized gain (loss) on shares redeemed	30	(15,302)	(1,524)	129	(2,998)
Net change in unrealized appreciation (depreciation) on investments	1,862	22,866	13,661	567	20,268
NET GAIN (LOSS) ON INVESTMENTS	3,363	7,564	37,590	754	51,298

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,370	$(1,164)	$37,156	$736	$50,958

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP High Income Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	Vanguard VIF Capital Growth Portfolio	AST Bond Portfolio 2035	Fidelity® VIP Industrials Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$103,011	$40,183	$18,883	$36,933	$4,334
Net Assets	$103,011	$40,183	$18,883	$36,933	$4,334

NET ASSETS, representing:
Accumulation units	$103,011	$40,183	$18,883	$36,933	$4,334
	$103,011	$40,183	$18,883	$36,933	$4,334

Units outstanding	8,396	2,948	895	3,608	206

Portfolio shares held	21,109	1,688	305	3,461	142
Portfolio net asset value per share	$4.88	$23.80	$61.82	$10.67	$30.53
Investment in portfolio shares, at cost	$99,105	$36,952	$15,470	$36,805	$4,178

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP High Income Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	Vanguard VIF Capital Growth Portfolio	AST Bond Portfolio 2035	Fidelity® VIP Industrials Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025***
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$6,509	$113	$779	$—	$3

EXPENSES
Charges for mortality and expense risk,
and for administration	423	153	579	185	8
NET INVESTMENT INCOME (LOSS)	6,086	(40)	200	(185)	(5)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	2,306	3,348	—	—
Net realized gain (loss) on shares redeemed	675	(1,639)	13,335	(2,372)	(1)
Net change in unrealized appreciation (depreciation) on investments	2,661	1,150	3,659	128	156
NET GAIN (LOSS) ON INVESTMENTS	3,336	1,817	20,342	(2,244)	155

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$9,422	$1,777	$20,542	$(2,429)	$150

***Subaccount became available for investment prior to 2025 but had no activity until 2025.

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$111,113	$(88,549)	$(256,082)	$(216,470)	$(89,187)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	363,087	2,706,789	1,718,405	322,471
Net change in unrealized appreciation (depreciation) on investments	—	147,037	377,069	574,923	204,308
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	111,113	421,575	2,827,776	2,076,858	437,592

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,273	7,590	880	16,520	—
Annuity payments	(34,438)	(250,355)	(105,007)	(50,599)	(26,803)
Surrenders, withdrawals and death benefits	(1,187,952)	(1,214,943)	(3,371,785)	(1,982,502)	(1,041,822)
Net transfers between other subaccounts
or fixed rate option	815,288	97,610	(96,805)	(17,857)	65,352
Miscellaneous transactions	(442)	(205)	7,789	4,501	(51)
Other charges	(2,781)	(1,084)	(5,000)	(11,466)	(5,831)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(409,052)	(1,361,387)	(3,569,928)	(2,041,403)	(1,009,155)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(297,939)	(939,812)	(742,152)	35,455	(571,563)

NET ASSETS
Beginning of period	4,081,782	7,160,009	18,928,948	15,161,017	6,498,232
End of period	$3,783,843	$6,220,197	$18,186,796	$15,196,472	$5,926,669

Beginning units	3,255,830	2,428,377	2,306,730	2,419,109	1,112,183
Units issued	541,833	49,779	18,534	53,799	10,532
Units redeemed	(1,008,380)	(512,354)	(435,172)	(376,852)	(184,056)
Ending units	2,789,283	1,965,802	1,890,092	2,096,056	938,659
The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(427,816)	$(47,128)	$(401,728)	$(123,646)	$3,295
Capital gains distributions received	—	—	—	—	67,699
Net realized gain (loss) on shares redeemed	5,938,591	662,450	4,083,545	1,057,547	27,248
Net change in unrealized appreciation (depreciation) on investments	573,192	(17,565)	424,600	(532,757)	37,894
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,083,967	597,757	4,106,417	401,144	136,136

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	66,628	20,362	16,365	29,533	—
Annuity payments	(265,824)	(37,602)	(430,718)	(8,847)	—
Surrenders, withdrawals and death benefits	(8,936,882)	(717,494)	(4,252,020)	(2,418,178)	(204,315)
Net transfers between other subaccounts
or fixed rate option	(178,887)	16,122	4,103,286	(10,435)	5,483
Miscellaneous transactions	(1,625)	3,159	18,039	5,192	19
Other charges	(76,587)	(2,538)	(15,407)	(25,260)	(95)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(9,393,177)	(717,991)	(560,455)	(2,427,995)	(198,908)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,309,210)	(120,234)	3,545,962	(2,026,851)	(62,772)

NET ASSETS
Beginning of period	43,728,783	3,316,362	25,498,841	11,897,812	885,664
End of period	$40,419,573	$3,196,128	$29,044,803	$9,870,961	$822,892

Beginning units	3,531,193	674,443	2,100,589	1,028,544	377,037
Units issued	50,095	51,845	566,297	24,197	3,785
Units redeemed	(669,570)	(178,309)	(423,317)	(236,191)	(80,839)
Ending units	2,911,718	547,979	2,243,569	816,550	299,983
The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$10,602	$(47,093)	$(58,811)	$267	$(5,790)
Capital gains distributions received	440,831	457,552	352,823	—	312,712
Net realized gain (loss) on shares redeemed	118,092	178,229	430,757	201,332	37,570
Net change in unrealized appreciation (depreciation) on investments	(24,716)	235,742	3,910	591,806	(201,762)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	544,809	824,430	728,679	793,405	142,730

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	11,070	23	—	—
Annuity payments	(6,246)	(62,321)	(6,043)	(72,972)	—
Surrenders, withdrawals and death benefits	(682,020)	(850,332)	(849,943)	(519,142)	(132,183)
Net transfers between other subaccounts
or fixed rate option	16,719	(50,628)	(25,319)	(27,203)	(35)
Miscellaneous transactions	311	1,907	5,155	655	6
Other charges	(445)	(606)	(511)	(548)	(148)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(671,681)	(950,910)	(876,638)	(619,210)	(132,360)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(126,872)	(126,480)	(147,959)	174,195	10,370

NET ASSETS
Beginning of period	4,727,573	6,444,145	4,779,922	3,339,208	1,365,612
End of period	$4,600,701	$6,317,665	$4,631,963	$3,513,403	$1,375,982

Beginning units	752,199	1,108,397	555,976	674,152	195,429
Units issued	2,252	1,080	1,095	2,942	658
Units redeemed	(105,395)	(160,346)	(95,500)	(118,076)	(19,154)
Ending units	649,056	949,131	461,571	559,018	176,933
The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(97,661)	$1,411	$(21,130)	$(2,888)	$(7,332)
Capital gains distributions received	1,281,143	96,393	85,948	114,934	50,534
Net realized gain (loss) on shares redeemed	474,346	86,362	(28,735)	(17,616)	12,153
Net change in unrealized appreciation (depreciation) on investments	(919,700)	(10,429)	(18,219)	78,598	(1,117)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	738,128	173,737	17,864	173,028	54,238

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,677	—	—	—	—
Annuity payments	(6,065)	—	(29,231)	(3,604)	—
Surrenders, withdrawals and death benefits	(1,293,276)	(275,973)	(206,261)	(84,065)	(24,483)
Net transfers between other subaccounts
or fixed rate option	(31,491)	(283)	22,277	(4,061)	3,203
Miscellaneous transactions	8,135	453	139	1	174
Other charges	(827)	(155)	(199)	(171)	(49)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,312,847)	(275,958)	(213,275)	(91,900)	(21,155)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(574,719)	(102,221)	(195,411)	81,128	33,083

NET ASSETS
Beginning of period	7,411,417	1,361,826	1,605,049	720,249	519,970
End of period	$6,836,698	$1,259,605	$1,409,638	$801,377	$553,053

Beginning units	744,298	220,249	274,058	199,840	134,870
Units issued	3,978	594	3,409	442	2,979
Units redeemed	(128,473)	(42,728)	(38,849)	(23,112)	(8,956)
Ending units	619,803	178,115	238,618	177,170	128,893

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	4/11/2025**	1/24/2025**	12/31/2025	2/7/2025**

OPERATIONS
Net investment income (loss)	$(8,928)	$(21,273)	$(19,064)	$(4,114,845)	$(24,670)
Capital gains distributions received	50,218	—	—	—	—
Net realized gain (loss) on shares redeemed	61,941	2,875,118	4,876,171	8,921,499	4,408,579
Net change in unrealized appreciation (depreciation) on investments	(7,021)	(3,523,292)	(4,447,601)	18,521,066	(4,088,326)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	96,210	(669,447)	409,506	23,327,720	295,583

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	15,600	1,118	50,301	11,534
Annuity payments	—	—	—	(329,822)	—
Surrenders, withdrawals and death benefits	(72,790)	(129,344)	(318,248)	(39,703,986)	(471,051)
Net transfers between other subaccounts
or fixed rate option	(49,477)	(4,293,326)	(25,811,581)	6,363,936	(21,714,388)
Miscellaneous transactions	—	(76)	(468)	18,280	120
Other charges	(1,106)	(5,519)	(13,055)	(3,623,902)	(14,178)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(123,373)	(4,412,665)	(26,142,234)	(37,225,193)	(22,187,963)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,163)	(5,082,112)	(25,732,728)	(13,897,473)	(21,892,380)

NET ASSETS
Beginning of period	662,147	5,082,112	25,732,728	302,777,375	21,892,380
End of period	$634,984	$—	$—	$288,879,902	$—

Beginning units	121,504	712,717	1,042,882	19,044,619	1,320,007
Units issued	588	7,218	15,456	2,013,260	8,167
Units redeemed	(24,940)	(719,935)	(1,058,338)	(4,407,464)	(1,328,174)
Ending units	97,152	—	—	16,650,415	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST Aggressive Asset Allocation Portfolio	AST Multi-Asset Diversified Plus Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	1/24/2025**	1/24/2025**	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(1,727,530)	$(12,863)	$(19,458)	$(10,640,368)	$(2,239,408)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,559,775	2,718,720	7,963,412	56,357,465	7,768,996
Net change in unrealized appreciation (depreciation) on investments	16,310,457	(1,545,259)	(7,217,201)	48,871,106	9,986,003
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,142,702	1,160,598	726,753	94,588,203	15,515,591

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	912,140	135	153	757,949	11,760
Annuity payments	(189,629)	—	—	(294,095)	(418,588)
Surrenders, withdrawals and death benefits	(15,682,916)	(111,274)	(270,248)	(93,757,862)	(15,908,620)
Net transfers between other subaccounts
or fixed rate option	(1,625,313)	(14,289,348)	(24,943,306)	(3,646,920)	981,827
Miscellaneous transactions	(2,872)	(145)	132	20,183	(7,048)
Other charges	(1,209,439)	(9,022)	(12,741)	(7,914,776)	(1,414,590)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(17,798,029)	(14,409,654)	(25,226,010)	(104,835,521)	(16,755,259)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,344,673	(13,249,056)	(24,499,257)	(10,247,318)	(1,239,668)

NET ASSETS
Beginning of period	148,907,566	13,249,056	24,499,257	753,205,999	146,494,869
End of period	$151,252,239	$—	$—	$742,958,681	$145,255,201

Beginning units	4,939,190	1,012,984	927,715	29,577,954	9,424,810
Units issued	351,947	81,955	7,069	1,967,981	1,107,844
Units redeemed	(964,829)	(1,094,939)	(934,784)	(6,111,776)	(2,194,629)
Ending units	4,326,308	—	—	25,434,159	8,338,025

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST PGIM Aggressive Multi-Asset Portfolio	AST Multi-Asset Diversified Portfolio	AST Large-Cap Growth Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(27,072,186)	$(3,626,531)	$(13,330,725)	$(6,136,116)	$(2,947,484)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	50,688,602	14,409,690	56,056,258	32,972,150	23,515,435
Net change in unrealized appreciation (depreciation) on investments	200,962,058	12,383,936	78,962,794	28,959,845	16,273,968
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	224,578,474	23,167,095	121,688,327	55,795,879	36,841,919

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,994,980	450,194	487,400	73,447	1,106,100
Annuity payments	(1,616,652)	—	(498,489)	(327,534)	(116,679)
Surrenders, withdrawals and death benefits	(235,858,211)	(39,796,395)	(115,152,269)	(60,811,835)	(31,091,070)
Net transfers between other subaccounts
or fixed rate option	(21,664,459)	7,298,319	(7,408,614)	(4,756,026)	(14,051,487)
Miscellaneous transactions	21,769	(2,027)	(8,203)	(2,285)	3,226
Other charges	(21,441,770)	(3,054,102)	(11,322,491)	(4,952,500)	(1,978,603)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(278,564,343)	(35,104,011)	(133,902,666)	(70,776,733)	(46,128,513)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,985,869)	(11,936,916)	(12,214,339)	(14,980,854)	(9,286,594)

NET ASSETS
Beginning of period	1,967,540,554	269,449,378	976,700,001	449,687,749	265,127,854
End of period	$1,913,554,685	$257,512,462	$964,485,662	$434,706,895	$255,841,260

Beginning units	89,337,382	16,279,037	43,872,323	19,838,587	5,081,063
Units issued	2,363,363	2,266,849	3,080,614	549,754	271,188
Units redeemed	(14,813,239)	(4,382,874)	(9,177,448)	(3,603,539)	(1,168,384)
Ending units	76,887,506	14,163,012	37,775,489	16,784,802	4,183,867

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Equity Portfolio	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$1,198,962	$(857,557)	$(870,604)	$(6,743,691)	$(3,387,452)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,022,931	4,482,690	22,823,199	1,306,331
Net change in unrealized appreciation (depreciation) on investments	—	4,014,383	15,746,515	12,535,427	17,660,205
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,198,962	4,179,757	19,358,601	28,614,935	15,579,084

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,142,954	420,077	1,783,322	—	697,339
Annuity payments	—	(5,016)	(3,817)	(76,025)	(181,952)
Surrenders, withdrawals and death benefits	(102,941,873)	(7,319,529)	(7,844,745)	(47,490,765)	(35,321,627)
Net transfers between other subaccounts
or fixed rate option	90,516,361	3,178,093	14,814,731	(59,254,306)	48,818,908
Miscellaneous transactions	(1,189)	2,311	(3,709)	1,008	(66)
Other charges	(244,710)	(599,064)	(646,368)	(7,461,977)	(2,548,009)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,528,457)	(4,323,128)	8,099,414	(114,282,065)	11,464,593

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,329,495)	(143,371)	27,458,015	(85,667,130)	27,043,677

NET ASSETS
Beginning of period	47,939,026	74,001,358	50,064,530	446,391,415	251,050,739
End of period	$37,609,531	$73,857,987	$77,522,545	$360,724,285	$278,094,416

Beginning units	4,729,593	2,180,008	2,514,502	31,782,003	20,717,927
Units issued	5,469,933	253,465	1,352,000	36,068,733	5,826,146
Units redeemed	(6,544,477)	(396,118)	(925,566)	(44,053,622)	(4,883,524)
Ending units	3,655,049	2,037,355	2,940,936	23,797,114	21,660,549

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	1/10/2025**	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(6,385)	$(2,279,503)	$(8,095)	$(334)	$(4,664)
Capital gains distributions received	—	—	42,661	6,792	4,631
Net realized gain (loss) on shares redeemed	1,287,350	10,076,813	5,247	(7,778)	17,876
Net change in unrealized appreciation (depreciation) on investments	(1,545,923)	8,451,767	(13,824)	(340)	15,203
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(264,958)	16,249,077	25,989	(1,660)	33,046

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	35	150,808	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(124,909)	(22,589,674)	(13,398)	(1,505)	(889)
Net transfers between other subaccounts
or fixed rate option	(18,187,868)	214,888	(8,337)	5,692	(4,181)
Miscellaneous transactions	(145)	(7,359)	—	—	—
Other charges	(4,515)	(1,942,036)	(4,788)	(732)	(3,199)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(18,317,402)	(24,173,373)	(26,523)	3,455	(8,269)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,582,360)	(7,924,296)	(534)	1,795	24,777

NET ASSETS
Beginning of period	18,582,360	167,147,547	560,098	69,185	319,021
End of period	$—	$159,223,251	$559,564	$70,980	$343,798

Beginning units	1,918,848	8,255,009	12,355	2,634	15,097
Units issued	12,087	490,343	1,213	1,433	1,868
Units redeemed	(1,930,935)	(1,694,802)	(1,688)	(1,319)	(2,341)
Ending units	—	7,050,550	11,880	2,748	14,624

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(5,392)	$(6,267)	$(1,174)	$(2,311)	$15
Capital gains distributions received	43,955	9,648	6,953	16,200	—
Net realized gain (loss) on shares redeemed	(3,982)	7,992	856	6,605	(2,311)
Net change in unrealized appreciation (depreciation) on investments	7,504	47,277	(3,812)	(12,042)	218
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	42,085	58,650	2,823	8,452	(2,078)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,423)	(15,577)	(14,803)	(19,369)	(395)
Net transfers between other subaccounts
or fixed rate option	7,672	41,423	(2,589)	(25,612)	16,210
Miscellaneous transactions	—	—	—	—	—
Other charges	(3,522)	(3,672)	(768)	(1,663)	(1,613)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,273)	22,174	(18,160)	(46,644)	14,202

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,812	80,824	(15,337)	(38,192)	12,124

NET ASSETS
Beginning of period	347,218	391,912	94,092	210,532	153,383
End of period	$387,030	$472,736	$78,755	$172,340	$165,507

Beginning units	9,523	13,129	3,227	7,889	9,796
Units issued	2,276	2,188	834	791	2,156
Units redeemed	(2,229)	(1,607)	(1,469)	(2,489)	(1,290)
Ending units	9,570	13,710	2,592	6,191	10,662

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(1,005)	$(1,608)	$(214)	$(200)	$(540)
Capital gains distributions received	5,479	7,152	—	92	2,661
Net realized gain (loss) on shares redeemed	(2,425)	3,774	4,196	6,100	953
Net change in unrealized appreciation (depreciation) on investments	(595)	(2,773)	(1,162)	16,480	1,306
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,454	6,545	2,820	22,472	4,380

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,388)	(18,604)	(504)	(4,386)	(1,567)
Net transfers between other subaccounts
or fixed rate option	(21,821)	(17,556)	(7,911)	(11,542)	16,006
Miscellaneous transactions	—	—	—	—	—
Other charges	(501)	(1,215)	(178)	(2,170)	(438)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(25,710)	(37,375)	(8,593)	(18,098)	14,001

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,256)	(30,830)	(5,773)	4,374	18,381

NET ASSETS
Beginning of period	74,210	161,382	20,413	208,418	34,518
End of period	$49,954	$130,552	$14,640	$212,792	$52,899

Beginning units	2,534	6,450	1,082	9,909	750
Units issued	474	1,074	103	1,286	822
Units redeemed	(1,338)	(2,482)	(534)	(2,186)	(606)
Ending units	1,670	5,042	651	9,009	966

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Allspring VT Discovery All Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST ClearBridge Dividend Growth Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	1/24/2025**

OPERATIONS
Net investment income (loss)	$(1,926)	$(2,259)	$(390,772)	$(640)	$(15,343)
Capital gains distributions received	27,464	44,307	—	5,062	—
Net realized gain (loss) on shares redeemed	2,693	2,921	6,770,027	3,052	6,861,405
Net change in unrealized appreciation (depreciation) on investments	(7,527)	(28,342)	1,561,232	(5,578)	(6,133,322)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,704	16,627	7,940,487	1,896	712,740

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	1,021,011	—	9,166
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,359)	(89,409)	(16,234,022)	(22,475)	(152,389)
Net transfers between other subaccounts
or fixed rate option	(16,230)	—	(2,202,397)	—	(20,553,416)
Miscellaneous transactions	—	—	9,260	—	15
Other charges	(2,182)	—	(246,877)	(12)	(10,942)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(21,771)	(89,409)	(17,653,025)	(22,487)	(20,707,566)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,067)	(72,782)	(9,712,538)	(20,591)	(19,994,826)

NET ASSETS
Beginning of period	225,949	170,626	69,327,778	59,977	19,994,826
End of period	$224,882	$97,844	$59,615,240	$39,386	$—

Beginning units	9,440	20,716	3,850,971	1,454	719,687
Units issued	1,238	—	67,016	—	4,972
Units redeemed	(2,120)	(10,254)	(955,493)	(551)	(724,659)
Ending units	8,558	10,462	2,962,494	903	—
**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Equity Portfolio	AST Bond Portfolio 2025	AST J.P. Morgan Aggressive Multi-Asset Portfolio	AST Bond Portfolio 2026
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025**	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(24,802,650)	$(1,346,161)	$(21,851)	$(3,315,166)	$(27,004)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	33,471,969	2,072,955	147,778	14,632,299	32,339
Net change in unrealized appreciation (depreciation) on investments	49,568,697	10,791,693	(104,973)	11,008,233	37,812
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	58,238,016	11,518,487	20,954	22,325,366	43,147

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	234	618,891	—	6,809	—
Annuity payments	(229,955)	—	—	(7,783)	—
Surrenders, withdrawals and death benefits	(166,739,956)	(13,716,902)	(165,206)	(39,544,660)	(114,808)
Net transfers between other subaccounts
or fixed rate option	—	84,790,778	(3,102,604)	3,046,238	503,245
Miscellaneous transactions	10,260	6,985	5	510	—
Other charges	(213,470)	(947,001)	(1,118)	(3,316,824)	(134)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(167,172,887)	70,752,751	(3,268,923)	(39,815,710)	388,303

TOTAL INCREASE (DECREASE) IN NET ASSETS	(108,934,871)	82,271,238	(3,247,969)	(17,490,344)	431,450

NET ASSETS
Beginning of period	1,349,604,595	38,640,874	3,247,969	251,740,401	659,198
End of period	$1,240,669,724	$120,912,112	$—	$234,250,057	$1,090,648

Beginning units	125,752,085	1,230,339	280,088	13,021,975	67,449
Units issued	492,471	3,054,903	149,144	2,921,236	278,080
Units redeemed	(15,715,852)	(863,874)	(429,232)	(5,176,365)	(237,475)
Ending units	110,528,704	3,421,368	—	10,766,846	108,054

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Global Bond Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	2/7/2025**	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(18,501)	$241,384	$(32,178)	$(3,054)	$(100,168)
Capital gains distributions received	—	695,458	—	—	—
Net realized gain (loss) on shares redeemed	55,435	(7,987)	6,780	4,737	(29,718)
Net change in unrealized appreciation (depreciation) on investments	43,990	320,048	83,734	65,023	362,596
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	80,924	1,248,903	58,336	66,706	232,710

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,688	122,613	—	426	—
Annuity payments	(7,261)	—	—	—	—
Surrenders, withdrawals and death benefits	(389,181)	(1,220,621)	(61,692)	(21,098)	(662,108)
Net transfers between other subaccounts
or fixed rate option	(18,043,377)	(149,935)	226,998	(18,196)	(4,857)
Miscellaneous transactions	70	1,484	—	22	(83)
Other charges	(12,447)	(32,803)	(446)	(651)	(917)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(18,447,508)	(1,279,262)	164,860	(39,497)	(667,965)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,366,584)	(30,359)	223,196	27,209	(435,255)

NET ASSETS
Beginning of period	18,366,584	7,198,969	1,319,479	216,556	5,194,309
End of period	$—	$7,168,610	$1,542,675	$243,765	$4,759,054

Beginning units	1,892,202	478,202	137,857	20,728	537,052
Units issued	34,166	16,007	43,265	1,189	2,076
Units redeemed	(1,926,368)	(91,681)	(25,660)	(4,430)	(69,320)
Ending units	—	402,528	155,462	17,487	469,808

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(1)	$(52,090)	$(183,802)	$1,292	$(3,693)
Capital gains distributions received	—	—	—	128,513	90,041
Net realized gain (loss) on shares redeemed	(25)	(12,152)	(210,925)	20,355	4,936
Net change in unrealized appreciation (depreciation) on investments	—	217,743	951,431	219,622	(36,807)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(26)	153,501	556,704	369,782	54,477

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	880,974	116,683
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(89)	(266,354)	(1,468,324)	(154,420)	(81,678)
Net transfers between other subaccounts
or fixed rate option	115	118,029	(162,161)	631,961	9,102
Miscellaneous transactions	—	4	(538)	(190)	175
Other charges	—	(738)	(3,249)	(7,066)	(3,100)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	26	(149,059)	(1,634,272)	1,351,259	41,182

TOTAL INCREASE (DECREASE) IN NET ASSETS	—	4,442	(1,077,568)	1,721,041	95,659

NET ASSETS
Beginning of period	—	2,578,432	9,677,247	1,311,737	658,078
End of period	$—	$2,582,874	$8,599,679	$3,032,778	$753,737

Beginning units	—	261,965	1,155,737	86,863	34,251
Units issued	360	22,383	155,330	97,270	6,097
Units redeemed	(360)	(36,704)	(344,198)	(15,381)	(4,343)
Ending units	—	247,644	966,869	168,752	36,005

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(39,547)	$(6,570)	$(1,683)	$(693)	$213,916
Capital gains distributions received	1,014,499	254,928	—	52,082	—
Net realized gain (loss) on shares redeemed	357,567	(29,002)	(11,148)	(2,535)	(55,751)
Net change in unrealized appreciation (depreciation) on investments	(239,568)	(187,646)	51,137	(25,473)	192,615
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,092,951	31,710	38,306	23,381	350,780

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	552,142	364,494	798	4,401	1,384,654
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(905,190)	(111,913)	(4,604)	(105,950)	(515,785)
Net transfers between other subaccounts
or fixed rate option	61,267	(193,648)	(11,697)	12,905	52,360
Miscellaneous transactions	(371)	(1,242)	—	(22)	261
Other charges	(32,092)	(5,601)	(1,509)	(800)	(23,595)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(324,244)	52,090	(17,012)	(89,466)	897,895

TOTAL INCREASE (DECREASE) IN NET ASSETS	768,707	83,800	21,294	(66,085)	1,248,675

NET ASSETS
Beginning of period	7,164,984	1,294,738	321,893	205,244	5,196,837
End of period	$7,933,691	$1,378,538	$343,187	$139,159	$6,445,512

Beginning units	328,158	79,677	22,701	10,835	532,619
Units issued	43,347	26,708	567	1,013	236,914
Units redeemed	(57,506)	(23,934)	(1,653)	(5,285)	(145,656)
Ending units	313,999	82,451	21,615	6,563	623,877

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS® Asset Allocation Fund (Class 4)	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America (Class 4)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$50,883	$85,264	$92,701	$30,244	$195,231
Capital gains distributions received	203,314	52,604	389,380	285,154	—
Net realized gain (loss) on shares redeemed	(3,873)	10,892	35,892	63,049	(91,473)
Net change in unrealized appreciation (depreciation) on investments	36,670	355,398	291,813	211,524	237,972
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	286,994	504,158	809,786	589,971	341,730

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	584,809	419,309	2,221,457	116,468	1,031,924
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(123,674)	(406,424)	(332,562)	(355,286)	(684,437)
Net transfers between other subaccounts
or fixed rate option	1,023,678	138,365	(145,191)	1,065,544	(471,484)
Miscellaneous transactions	(6,353)	(357)	(4,140)	1,018	502
Other charges	(10,570)	(16,857)	(25,497)	(17,651)	(26,178)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,467,890	134,036	1,714,067	810,093	(149,673)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,754,884	638,194	2,523,853	1,400,064	192,057

NET ASSETS
Beginning of period	2,226,299	3,427,660	5,140,625	2,898,087	5,337,010
End of period	$3,981,183	$4,065,854	$7,664,478	$4,298,151	$5,529,067

Beginning units	156,471	231,606	368,330	164,666	587,026
Units issued	117,621	44,134	147,707	74,687	124,856
Units redeemed	(18,242)	(35,075)	(38,956)	(29,552)	(139,819)
Ending units	255,850	240,665	477,081	209,801	572,063

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® Capital World Growth and Income Fund (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$13,143	$(589)	$(41,907)	$8,913	$3,579
Capital gains distributions received	57,224	5,866	714,535	578,630	—
Net realized gain (loss) on shares redeemed	17,291	(2,140)	331,126	45,183	4,055
Net change in unrealized appreciation (depreciation) on investments	255,119	40,022	653,828	(71,352)	113,083
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	342,777	43,159	1,657,582	561,374	120,717

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	293,084	168,499	1,986,803	763,844	102,860
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(52,920)	(4,671)	(816,691)	(159,621)	(62,558)
Net transfers between other subaccounts
or fixed rate option	136,944	4,459	(270,439)	71,938	(3,637)
Miscellaneous transactions	1,942	(1,726)	(5,407)	(5,837)	(21)
Other charges	(7,093)	(1,148)	(42,150)	(14,628)	(2,344)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	371,957	165,413	852,116	655,696	34,300

TOTAL INCREASE (DECREASE) IN NET ASSETS	714,734	208,572	2,509,698	1,217,070	155,017

NET ASSETS
Beginning of period	1,219,554	241,979	8,787,816	2,932,798	437,960
End of period	$1,934,288	$450,551	$11,297,514	$4,149,868	$592,977

Beginning units	84,856	22,416	475,951	168,612	40,408
Units issued	32,287	14,809	133,977	54,331	10,356
Units redeemed	(8,458)	(554)	(97,127)	(19,398)	(7,254)
Ending units	108,685	36,671	512,801	203,545	43,510

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® New World Fund (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$3,827	$(4,645)	$6,387	$(5,845)	$40,471
Capital gains distributions received	42,844	210,221	102,467	129,580	252,443
Net realized gain (loss) on shares redeemed	6,430	15,816	(5,209)	(46,390)	(7,357)
Net change in unrealized appreciation (depreciation) on investments	199,691	89,733	58,420	27,211	200,818
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	252,792	311,125	162,065	104,556	486,375

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	78,906	262,782	152,831	76,117	512,494
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(126,581)	(171,933)	(66,924)	(91,505)	(152,580)
Net transfers between other subaccounts
or fixed rate option	(15,186)	(66,317)	12,376	(67,229)	(69,826)
Miscellaneous transactions	1,437	(231)	(189)	364	53
Other charges	(5,033)	(7,320)	(4,512)	(4,678)	(10,855)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(66,457)	16,981	93,582	(86,931)	279,286

TOTAL INCREASE (DECREASE) IN NET ASSETS	186,335	328,106	255,647	17,625	765,661

NET ASSETS
Beginning of period	929,470	1,674,513	876,200	1,071,687	2,263,711
End of period	$1,115,805	$2,002,619	$1,131,847	$1,089,312	$3,029,372

Beginning units	79,621	95,207	52,198	64,113	144,760
Units issued	10,429	16,345	12,078	7,577	30,265
Units redeemed	(14,925)	(15,944)	(6,819)	(13,122)	(14,534)
Ending units	75,125	95,608	57,457	58,568	160,491

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(5,861)	$105,846	$(43,000)	$(31,562)	$(17,946)
Capital gains distributions received	196,281	494,222	1,359,917	87,934	305,243
Net realized gain (loss) on shares redeemed	43,456	139,120	249,351	298,479	(10,151)
Net change in unrealized appreciation (depreciation) on investments	(137,017)	643,708	(128,835)	753,796	315,817
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	96,859	1,382,896	1,437,433	1,108,647	592,963

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	246,831	642,447	908,456	1,084,063	232,065
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(212,169)	(1,364,080)	(1,087,340)	(569,872)	(519,589)
Net transfers between other subaccounts
or fixed rate option	(166,634)	283,371	(251,511)	134,524	171,078
Miscellaneous transactions	(4,758)	1,414	(4,562)	(5,821)	(296)
Other charges	(4,758)	(45,087)	(33,802)	(24,627)	(20,978)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(141,488)	(481,935)	(468,759)	618,267	(137,720)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(44,629)	900,961	968,674	1,726,914	455,243

NET ASSETS
Beginning of period	1,209,231	9,776,234	7,262,309	5,445,597	4,344,036
End of period	$1,164,602	$10,677,195	$8,230,983	$7,172,511	$4,799,279

Beginning units	74,286	660,748	405,953	323,977	384,154
Units issued	20,887	70,164	71,343	170,579	44,749
Units redeemed	(30,697)	(99,438)	(95,776)	(142,104)	(54,889)
Ending units	64,476	631,474	381,520	352,452	374,014

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	4/11/2025**	4/11/2025**

OPERATIONS
Net investment income (loss)	$17,003	$(113,724)	$(1,188)	$(821)	$(6,267)
Capital gains distributions received	154,171	—	—	—	—
Net realized gain (loss) on shares redeemed	3,901	(171,798)	2,499	(30,323)	126,727
Net change in unrealized appreciation (depreciation) on investments	56,845	613,736	38,472	(43,155)	(349,479)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	231,920	328,214	39,783	(74,299)	(229,019)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	176,242	—	93,202	22,522	190,477
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(150,707)	(805,867)	(7,284)	(11,742)	(218,934)
Net transfers between other subaccounts
or fixed rate option	(1,725)	1,239,011	12,631	(489,526)	(3,815,676)
Miscellaneous transactions	(167)	176	128	2	(8)
Other charges	(4,322)	(1,997)	(1,012)	(647)	(5,060)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	19,321	431,323	97,665	(479,391)	(3,849,201)

TOTAL INCREASE (DECREASE) IN NET ASSETS	251,241	759,537	137,448	(553,690)	(4,078,220)

NET ASSETS
Beginning of period	943,046	4,876,271	139,037	553,690	4,078,220
End of period	$1,194,287	$5,635,808	$276,485	$—	$—

Beginning units	56,800	668,179	12,006	53,727	292,121
Units issued	9,678	443,137	8,803	2,704	17,737
Units redeemed	(8,202)	(386,060)	(1,126)	(56,431)	(309,858)
Ending units	58,276	725,256	19,683	—	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	4/25/2025**	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(15,440)	$(152,949)	$(1,996)	$(22,189)	$(22,806)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	57,346	2,125,707	76,464	31,653	101,986
Net change in unrealized appreciation (depreciation) on investments	280,140	925,220	(41,633)	331,335	1,166,061
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	322,046	2,897,978	32,835	340,799	1,245,241

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	527,669	536,687	25,866	615,258	156,170
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(227,943)	(5,882,437)	(20,702)	(131,884)	(448,133)
Net transfers between other subaccounts
or fixed rate option	(167,337)	(1,952,599)	(1,184,456)	544,280	3,961,771
Miscellaneous transactions	(363)	2,340	(2)	462	3,434
Other charges	(13,382)	(115,882)	(1,642)	(18,965)	(17,940)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	118,644	(7,411,891)	(1,180,936)	1,009,151	3,655,302

TOTAL INCREASE (DECREASE) IN NET ASSETS	440,690	(4,513,913)	(1,148,101)	1,349,950	4,900,543

NET ASSETS
Beginning of period	2,768,865	29,730,560	1,148,101	3,554,513	883,264
End of period	$3,209,555	$25,216,647	$—	$4,904,463	$5,783,807

Beginning units	237,099	2,427,024	129,758	326,101	64,828
Units issued	45,472	50,226	4,002	113,969	336,095
Units redeemed	(35,811)	(644,208)	(133,760)	(23,935)	(39,316)
Ending units	246,760	1,833,042	—	416,135	361,607

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(23,500)	$(7,177)	$(31,222)	$(16,160)	$(64,253)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	146,968	32,102	39,241	34,418	404,281
Net change in unrealized appreciation (depreciation) on investments	508,725	196,485	384,275	148,459	1,601,159
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	632,193	221,410	392,294	166,717	1,941,187

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	584,466	185,980	1,050,407	516,430	2,463,927
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(398,848)	(87,461)	(566,602)	(232,241)	(913,589)
Net transfers between other subaccounts
or fixed rate option	921,757	549,036	1,624,434	141,777	761,240
Miscellaneous transactions	2,624	(113)	1,213	(1,097)	(13,751)
Other charges	(19,308)	(6,266)	(27,354)	(13,696)	(52,472)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,090,691	641,176	2,082,098	411,173	2,245,355

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,722,884	862,586	2,474,392	577,890	4,186,542

NET ASSETS
Beginning of period	3,569,512	953,320	4,486,189	2,885,764	10,581,401
End of period	$5,292,396	$1,815,906	$6,960,581	$3,463,654	$14,767,943

Beginning units	263,629	68,733	481,132	270,999	739,916
Units issued	130,876	53,676	318,777	81,373	256,800
Units redeemed	(49,718)	(9,613)	(102,303)	(42,240)	(111,850)
Ending units	344,787	112,796	697,606	310,132	884,866

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$752	$1,096	$(71)	$861	$(284)
Capital gains distributions received	260,970	5,476	2,782	—	4,878
Net realized gain (loss) on shares redeemed	(533)	2,823	(1,069)	(455)	(7,784)
Net change in unrealized appreciation (depreciation) on investments	(189,399)	19,328	(1,021)	1,066	9,668
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	71,790	28,723	621	1,472	6,478

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	180,071	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(29,887)	(37,736)	(12,001)	(1,526)	(3,443)
Net transfers between other subaccounts
or fixed rate option	37	(979)	13	—	2,502
Miscellaneous transactions	(185)	—	—	—	(466)
Other charges	(2,513)	(11)	(8)	(10)	(4)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	147,523	(38,726)	(11,996)	(1,536)	(1,411)

TOTAL INCREASE (DECREASE) IN NET ASSETS	219,313	(10,003)	(11,375)	(64)	5,067

NET ASSETS
Beginning of period	479,863	107,831	27,467	21,000	69,487
End of period	$699,176	$97,828	$16,092	$20,936	$74,554

Beginning units	25,203	8,627	1,935	2,328	5,712
Units issued	10,599	683	1	—	3,759
Units redeemed	(3,246)	(3,414)	(837)	(165)	(3,838)
Ending units	32,556	5,896	1,099	2,163	5,633

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Dimensional VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$372	$(18)	$1,675	$725	$(1,500)
Capital gains distributions received	240	9,185	816	6,104	61,008
Net realized gain (loss) on shares redeemed	224	(2,127)	(2,993)	464	2,370
Net change in unrealized appreciation (depreciation) on investments	7,152	2,322	38,410	(943)	(20,443)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,988	9,362	37,908	6,350	41,435

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,310)	(19,332)	(12,832)	(14,349)	(21,510)
Net transfers between other subaccounts
or fixed rate option	16,759	1,437	(11,838)	840	(8,573)
Miscellaneous transactions	—	(283)	(151)	(354)	—
Other charges	(7)	(9)	(5)	(8)	(14)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	14,442	(18,187)	(24,826)	(13,871)	(30,097)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,430	(8,825)	13,082	(7,521)	11,338

NET ASSETS
Beginning of period	44,513	89,860	113,974	84,861	374,492
End of period	$66,943	$81,035	$127,056	$77,340	$385,830

Beginning units	3,351	5,461	9,268	4,679	19,813
Units issued	1,063	241	4,102	50	200
Units redeemed	(151)	(1,277)	(6,023)	(786)	(1,682)
Ending units	4,263	4,425	7,347	3,943	18,331

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® U.S. Government Securities Fund (Class 1)	American Funds IS® The Bond Fund of America (Class 1)	Vanguard VIF International Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Total International Stock Market Index Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$13,387	$6,902	$288	$2,602	$6,822
Capital gains distributions received	—	—	20,161	26,630	5,694
Net realized gain (loss) on shares redeemed	(4,338)	466	(22,284)	952	3,295
Net change in unrealized appreciation (depreciation) on investments	16,456	5,398	62,040	20,073	74,199
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,505	12,766	60,205	50,257	90,010

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(79,621)	(55,687)	(49,165)	(13,714)	(12,079)
Net transfers between other subaccounts
or fixed rate option	16,327	10,730	(5,234)	(1,091)	(27,012)
Miscellaneous transactions	(8)	(37)	(278)	(3)	—
Other charges	(14)	(27)	(13)	(9)	(7)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(63,316)	(45,021)	(54,690)	(14,817)	(39,098)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,811)	(32,255)	5,515	35,440	50,912

NET ASSETS
Beginning of period	399,631	220,209	327,288	322,175	314,959
End of period	$361,820	$187,954	$332,803	$357,615	$365,871

Beginning units	41,281	22,762	25,846	19,010	26,060
Units issued	1,731	1,118	6,344	159	32
Units redeemed	(8,148)	(5,654)	(10,111)	(971)	(2,993)
Ending units	34,864	18,226	22,079	18,198	23,099
The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Equity Index Portfolio	MFS® Total Return Bond Series (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$638	$18	$572	$3,382	$(273)
Capital gains distributions received	6,453	115	—	—	—
Net realized gain (loss) on shares redeemed	(8)	8	(785)	(2,528)	(6,021)
Net change in unrealized appreciation (depreciation) on investments	6,427	747	1,126	6,393	15,009
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,510	888	913	7,247	8,715

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(11,431)	—	(821)	(14,357)	(11,031)
Net transfers between other subaccounts
or fixed rate option	—	—	(16,850)	(13,918)	(9,701)
Miscellaneous transactions	—	—	—	(15)	—
Other charges	(3)	(3)	(7)	(9)	(3)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,434)	(3)	(17,678)	(28,299)	(20,735)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,076	885	(16,765)	(21,052)	(12,020)

NET ASSETS
Beginning of period	131,086	5,312	31,198	128,232	83,314
End of period	$133,162	$6,197	$14,433	$107,180	$71,294

Beginning units	8,842	292	3,216	13,111	6,962
Units issued	1	—	36	611	130
Units redeemed	(729)	(1)	(1,861)	(3,467)	(1,796)
Ending units	8,114	291	1,391	10,255	5,296

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio (Class I)	MFS® Utilities Series (Initial Class)	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Equity Income Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$3,016	$534	$1,092	$821	$2,477
Capital gains distributions received	23,411	283	972	—	11,495
Net realized gain (loss) on shares redeemed	(546)	396	(191)	(17)	(693)
Net change in unrealized appreciation (depreciation) on investments	(6,119)	1,489	(786)	1,053	9,777
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,762	2,702	1,087	1,857	23,056

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(8,864)	(4,421)	(8,700)	—	(29,458)
Net transfers between other subaccounts
or fixed rate option	202	(2,957)	3,783	—	(6,532)
Miscellaneous transactions	—	—	—	—	—
Other charges	(12)	(2)	(6)	(7)	(8)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,674)	(7,380)	(4,923)	(7)	(35,998)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,088	(4,678)	(3,836)	1,850	(12,942)

NET ASSETS
Beginning of period	163,608	26,249	63,319	30,587	179,332
End of period	$174,696	$21,571	$59,483	$32,437	$166,390

Beginning units	10,112	2,159	6,120	3,330	11,773
Units issued	18	34	353	—	3
Units redeemed	(504)	(644)	(855)	(1)	(2,337)
Ending units	9,626	1,549	5,618	3,329	9,439

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	PSF Natural Resources Portfolio (Class I)	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	4/11/2025**	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$3,948	$5,763	$(6)	$593	$79
Capital gains distributions received	—	—	—	8,087	525
Net realized gain (loss) on shares redeemed	(5)	312	297	172	4
Net change in unrealized appreciation (depreciation) on investments	1,591	3,979	929	14,264	261
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,534	10,054	1,220	23,116	869

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(5,968)	(7,246)	(17,468)	—	—
Net transfers between other subaccounts
or fixed rate option	2,673	7,136	(12,286)	—	—
Miscellaneous transactions	(8)	—	(1)	—	—
Other charges	(4)	(19)	—	—	(5)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,307)	(129)	(29,755)	—	(5)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,227	9,925	(28,535)	23,116	864

NET ASSETS
Beginning of period	67,817	168,408	28,535	143,946	5,559
End of period	$70,044	$178,333	$—	$167,062	$6,423

Beginning units	6,042	16,054	1,535	8,156	398
Units issued	335	767	—	—	—
Units redeemed	(616)	(787)	(1,535)	—	—
Ending units	5,761	16,034	—	8,156	398

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Growth Portfolio	Dimensional VA International Value Portfolio	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® Growth Fund (Class 1)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(1,282)	$6,633	$4,552	$184	$(1,252)
Capital gains distributions received	11,289	6,046	—	1,336	18,671
Net realized gain (loss) on shares redeemed	6,191	24,505	(2,823)	76	37,097
Net change in unrealized appreciation (depreciation) on investments	15,042	44,118	1,074	1,517	(8,818)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	31,240	81,302	2,803	3,113	45,698

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(38,551)	(113,789)	(62,345)	—	(60,579)
Net transfers between other subaccounts
or fixed rate option	(340)	(11,625)	(560)	(227)	(66,800)
Miscellaneous transactions	—	(622)	(64)	—	(149)
Other charges	(9)	(22)	—	(8)	(18)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(38,900)	(126,058)	(62,969)	(235)	(127,546)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,660)	(44,756)	(60,166)	2,878	(81,848)

NET ASSETS
Beginning of period	230,872	215,787	60,166	18,790	306,182
End of period	$223,212	$171,031	$—	$21,668	$224,334

Beginning units	12,449	15,160	4,703	1,093	14,455
Units issued	103	762	—	—	—
Units redeemed	(2,162)	(7,609)	(4,703)	(12)	(5,602)
Ending units	10,390	8,313	—	1,081	8,853

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® Growth-Income Fund (Class 1)	Fidelity® VIP Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	MFS® Value Series (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$431	$(80)	$524	$327,797	$582
Capital gains distributions received	16,539	1,550	52,323	—	3,626
Net realized gain (loss) on shares redeemed	9,278	2,137	(15,350)	—	100
Net change in unrealized appreciation (depreciation) on investments	(9,911)	584	23,801	—	1,495
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	16,337	4,191	61,298	327,797	5,803

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	232,116	46,708,785	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(70,429)	(357)	(64,018)	(7,397,883)	(311)
Net transfers between other subaccounts
or fixed rate option	(3,299)	(5,587)	262,004	(37,604,822)	3,003
Miscellaneous transactions	(534)	—	5,849	(14,740)	—
Other charges	(19)	(11)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(74,281)	(5,955)	435,951	1,691,340	2,692

TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,944)	(1,764)	497,249	2,019,137	8,495

NET ASSETS
Beginning of period	108,201	21,316	490,226	12,141,596	46,063
End of period	$50,257	$19,552	$987,475	$14,160,733	$54,558

Beginning units	6,159	819	28,957	1,145,237	3,236
Units issued	34	6	65,392	4,190,154	236
Units redeemed	(3,758)	(211)	(41,943)	(4,030,675)	(67)
Ending units	2,435	614	52,406	1,304,716	3,405

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Basic Value V.I. Fund (Class I)	Dimensional VA International Small Portfolio	Dimensional VA U.S. Large Value Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$2,393	$112	$4,053	$1,459	$354
Capital gains distributions received	—	16,948	30,214	2,356	1,790
Net realized gain (loss) on shares redeemed	(1,152)	8,593	(888)	2,864	19
Net change in unrealized appreciation (depreciation) on investments	1,376	976	19,228	13,025	1,994
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,617	26,629	52,607	19,704	4,157

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(13,545)	(85,384)	(11,143)	(8,097)	—
Net transfers between other subaccounts
or fixed rate option	(47,715)	(14,927)	(14,744)	(4,705)	—
Miscellaneous transactions	32	(846)	(1,908)	(91)	—
Other charges	(7)	(15)	—	(2)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(61,235)	(101,172)	(27,795)	(12,895)	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,618)	(74,543)	24,812	6,809	4,157

NET ASSETS
Beginning of period	129,635	155,533	234,153	56,795	27,786
End of period	$71,017	$80,990	$258,965	$63,604	$31,943

Beginning units	12,056	8,555	15,334	4,651	1,891
Units issued	5,896	11	8,067	311	—
Units redeemed	(11,563)	(4,840)	(9,712)	(1,131)	—
Ending units	6,389	3,726	13,689	3,831	1,891

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP Strategic Income Portfolio (Initial Class)	ClearBridge Variable Appreciation Portfolio (Class I)	MFS® Technology Portfolio (Initial Class)	BlackRock Equity Dividend V.I. Fund (Class I)	Fidelity® VIP Financials Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$—	$—	$(240)	$510	$400
Capital gains distributions received	—	—	7,200	2,398	1,299
Net realized gain (loss) on shares redeemed	—	—	19,158	593	1,131
Net change in unrealized appreciation (depreciation) on investments	—	—	(15,637)	2,127	1,431
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	—	—	10,481	5,628	4,261

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	(10,877)	(8,244)	(4,082)
Net transfers between other subaccounts
or fixed rate option	—	—	(48,637)	(222)	961
Miscellaneous transactions	—	—	—	—	6
Other charges	—	—	(2)	(2)	(2)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	—	—	(59,516)	(8,468)	(3,117)

TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	(49,035)	(2,840)	1,144

NET ASSETS
Beginning of period	—	—	103,601	31,874	30,446
End of period	$—	$—	$54,566	$29,034	$31,590

Beginning units	—	—	5,114	2,180	1,667
Units issued	—	—	163	6	48
Units redeemed	—	—	(2,957)	(545)	(207)
Ending units	—	—	2,320	1,641	1,508

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Initial Class)	AST Bond Portfolio 2034	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$7	$(8,728)	$(434)	$(18)	$(340)
Capital gains distributions received	1,471	—	25,453	58	34,028
Net realized gain (loss) on shares redeemed	30	(15,302)	(1,524)	129	(2,998)
Net change in unrealized appreciation (depreciation) on investments	1,862	22,866	13,661	567	20,268
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,370	(1,164)	37,156	736	50,958

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(352)	(44,596)	(16,386)	—	(8,258)
Net transfers between other subaccounts
or fixed rate option	3,051	151,351	(3,440)	(536)	348
Miscellaneous transactions	—	(1)	(5,891)	—	(15,141)
Other charges	(1)	(365)	(9)	(2)	(14)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,698	106,389	(25,726)	(538)	(23,065)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,068	105,225	11,430	198	27,893

NET ASSETS
Beginning of period	21,079	284,369	158,898	3,597	250,705
End of period	$27,147	$389,594	$170,328	$3,795	$278,598

Beginning units	1,708	29,416	7,914	171	11,606
Units issued	260	170,198	7,536	—	4,611
Units redeemed	(37)	(161,850)	(8,440)	(22)	(4,947)
Ending units	1,931	37,764	7,010	149	11,270

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP High Income Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	Vanguard VIF Capital Growth Portfolio	AST Bond Portfolio 2035	Fidelity® VIP Industrials Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025***
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$6,086	$(40)	$200	$(185)	$(5)
Capital gains distributions received	—	2,306	3,348	—	—
Net realized gain (loss) on shares redeemed	675	(1,639)	13,335	(2,372)	(1)
Net change in unrealized appreciation (depreciation) on investments	2,661	1,150	3,659	128	156
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,422	1,777	20,542	(2,429)	150

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(15,551)	(2,069)	(76,060)	—	(16)
Net transfers between other subaccounts
or fixed rate option	(166)	2,392	4,299	39,373	4,200
Miscellaneous transactions	516	(344)	(966)	—	—
Other charges	(2)	(2)	(8)	(11)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(15,203)	(23)	(72,735)	39,362	4,184

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,781)	1,754	(52,193)	36,933	4,334

NET ASSETS
Beginning of period	108,792	38,429	71,076	—	—
End of period	$103,011	$40,183	$18,883	$36,933	$4,334

Beginning units	9,747	2,930	4,314	—	—
Units issued	9,748	3,442	268	11,690	207
Units redeemed	(11,099)	(3,424)	(3,687)	(8,082)	(1)
Ending units	8,396	2,948	895	3,608	206

***Subaccount became available for investment prior to 2025 but had no activity until 2025.

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$142,716	$(99,782)	$(271,090)	$(226,668)	$(100,300)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	283,891	2,408,836	1,768,079	440,440
Net change in unrealized appreciation (depreciation) on investments	—	(52,016)	2,012,008	1,134,236	129,774
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	142,716	132,093	4,149,754	2,675,647	469,914

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	187,793	301,029	22,899	24,977	4,392
Annuity payments	(8,735)	(50,765)	(337,228)	(102,886)	(151,290)
Surrenders, withdrawals and death benefits	(866,029)	(1,060,869)	(2,797,646)	(2,170,408)	(1,471,225)
Net transfers between other subaccounts
or fixed rate option	472,995	270,743	(107,800)	(17,344)	141,596
Miscellaneous transactions	1,033	4,660	9,383	4,650	2,639
Other charges	(2,887)	(1,341)	(5,568)	(12,989)	(6,689)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(215,830)	(536,543)	(3,215,960)	(2,274,000)	(1,480,577)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(73,114)	(404,450)	933,794	401,647	(1,010,663)

NET ASSETS
Beginning of period	4,154,896	7,564,459	17,995,154	14,759,370	7,508,895
End of period	$4,081,782	$7,160,009	$18,928,948	$15,161,017	$6,498,232

Beginning units	3,421,809	2,701,927	2,734,066	2,823,533	1,362,056
Units issued	947,445	231,003	26,118	61,690	130,745
Units redeemed	(1,113,424)	(504,553)	(453,454)	(466,114)	(380,618)
Ending units	3,255,830	2,428,377	2,306,730	2,419,109	1,112,183

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(447,719)	$(50,273)	$(351,533)	$(147,993)	$(5,439)
Capital gains distributions received	—	—	—	—	22,551
Net realized gain (loss) on shares redeemed	4,113,659	403,433	3,067,524	729,478	18,016
Net change in unrealized appreciation (depreciation) on investments	5,357,167	92,745	3,485,458	277,044	(12,053)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,023,107	445,905	6,201,449	858,529	23,075

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	72,722	20,611	4,853	39,761	—
Annuity payments	(256,301)	(38,372)	(286,193)	(78,960)	—
Surrenders, withdrawals and death benefits	(4,824,641)	(484,073)	(2,648,057)	(1,878,634)	(203,083)
Net transfers between other subaccounts
or fixed rate option	(1,068,515)	(28,017)	(362,917)	61,442	9,154
Miscellaneous transactions	(464)	320	2,241	1,117	(42)
Other charges	(95,242)	(2,525)	(11,316)	(30,383)	(113)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,172,441)	(532,056)	(3,301,389)	(1,885,657)	(194,084)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,850,666	(86,151)	2,900,060	(1,027,128)	(171,009)

NET ASSETS
Beginning of period	40,878,117	3,402,513	22,598,781	12,924,940	1,056,673
End of period	$43,728,783	$3,316,362	$25,498,841	$11,897,812	$885,664

Beginning units	4,079,940	781,940	2,428,546	1,198,193	458,025
Units issued	87,382	11,769	7,921	30,650	9,064
Units redeemed	(636,129)	(119,266)	(335,878)	(200,299)	(90,052)
Ending units	3,531,193	674,443	2,100,589	1,028,544	377,037
The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$20,202	$(44,570)	$(64,170)	$(2,112)	$(10,638)
Capital gains distributions received	310,251	516,041	134,667	—	77,927
Net realized gain (loss) on shares redeemed	143,126	124,579	423,331	149,615	37,481
Net change in unrealized appreciation (depreciation) on investments	3,856	726,566	850,455	18,817	105,042
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	477,435	1,322,616	1,344,283	166,320	209,812

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,440	270	7,736	—
Annuity payments	(214,697)	(48,245)	(323,351)	(89,914)	—
Surrenders, withdrawals and death benefits	(576,299)	(651,125)	(584,489)	(400,958)	(106,704)
Net transfers between other subaccounts
or fixed rate option	18,434	(45,124)	(63,131)	88,183	(2,305)
Miscellaneous transactions	(308)	(120)	1,599	216	264
Other charges	(539)	(734)	(597)	(632)	(181)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(773,409)	(743,908)	(969,699)	(395,369)	(108,926)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(295,974)	578,708	374,584	(229,049)	100,886

NET ASSETS
Beginning of period	5,023,547	5,865,437	4,405,338	3,568,257	1,264,726
End of period	$4,727,573	$6,444,145	$4,779,922	$3,339,208	$1,365,612

Beginning units	880,394	1,249,058	683,576	756,927	212,159
Units issued	1,913	2,325	3,582	23,890	1,784
Units redeemed	(130,108)	(142,986)	(131,182)	(106,665)	(18,514)
Ending units	752,199	1,108,397	555,976	674,152	195,429
The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(100,374)	$20,630	$(24,256)	$(3,215)	$(7,178)
Capital gains distributions received	555,230	86,820	—	145,700	22,468
Net realized gain (loss) on shares redeemed	364,251	128,657	(59,429)	(38,516)	30,878
Net change in unrealized appreciation (depreciation) on investments	1,025,529	(116,555)	241,050	20,432	58,579
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,844,636	119,552	157,365	124,401	104,747

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	23,792	—	900	—	—
Annuity payments	(68,040)	(71,508)	(45,134)	(16,353)	(22,171)
Surrenders, withdrawals and death benefits	(706,147)	(352,144)	(300,756)	(192,699)	(68,489)
Net transfers between other subaccounts
or fixed rate option	(139,290)	11,314	5,214	(9,694)	32,623
Miscellaneous transactions	909	(137)	(48)	(206)	—
Other charges	(973)	(229)	(247)	(183)	(43)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(889,749)	(412,704)	(340,071)	(219,135)	(58,080)

TOTAL INCREASE (DECREASE) IN NET ASSETS	954,887	(293,152)	(182,706)	(94,734)	46,667

NET ASSETS
Beginning of period	6,456,530	1,654,978	1,787,755	814,983	473,303
End of period	$7,411,417	$1,361,826	$1,605,049	$720,249	$519,970

Beginning units	839,396	288,860	333,332	263,297	151,267
Units issued	3,308	2,178	6,395	228	9,728
Units redeemed	(98,406)	(70,789)	(65,669)	(63,685)	(26,125)
Ending units	744,298	220,249	274,058	199,840	134,870
The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(10,182)	$(82,615)	$(316,267)	$(4,637,625)	$(248,035)
Capital gains distributions received	19,768	—	—	—	—
Net realized gain (loss) on shares redeemed	49,979	817,655	1,353,927	7,968,797	820,720
Net change in unrealized appreciation (depreciation) on investments	123,675	(93,452)	562,519	11,101,434	847,940
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	183,240	641,588	1,600,179	14,432,606	1,420,625

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	13,624	119,964	54,472	59,618
Annuity payments	—	(57,725)	(126,509)	(190,603)	(83,513)
Surrenders, withdrawals and death benefits	(72,011)	(1,006,274)	(2,938,063)	(38,318,359)	(2,740,706)
Net transfers between other subaccounts
or fixed rate option	(19,748)	8,592	(1,272,353)	2,038,253	196,316
Miscellaneous transactions	(56)	162	(1,008)	5,205	(35)
Other charges	(1,151)	(11,319)	(236,544)	(4,121,411)	(166,872)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(92,966)	(1,052,940)	(4,454,513)	(40,532,443)	(2,735,192)

TOTAL INCREASE (DECREASE) IN NET ASSETS	90,274	(411,352)	(2,854,334)	(26,099,837)	(1,314,567)

NET ASSETS
Beginning of period	571,873	5,493,464	28,587,062	328,877,212	23,206,947
End of period	$662,147	$5,082,112	$25,732,728	$302,777,375	$21,892,380

Beginning units	139,463	890,456	1,198,219	21,617,683	1,483,891
Units issued	6,357	15,705	154,943	2,343,469	126,161
Units redeemed	(24,316)	(193,444)	(310,280)	(4,916,533)	(290,045)
Ending units	121,504	712,717	1,042,882	19,044,619	1,320,007
The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST Aggressive Asset Allocation Portfolio	AST Multi-Asset Diversified Plus Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(1,453,268)	$(213,601)	$(315,279)	$(11,391,401)	$(2,431,974)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,906,975	908,891	1,558,859	45,774,235	7,303,752
Net change in unrealized appreciation (depreciation) on investments	5,846,926	(213,490)	(154,986)	56,572,674	4,043,091
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,300,633	481,800	1,088,594	90,955,508	8,914,869

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,160,910	5,724	132,714	436,575	33,772
Annuity payments	(53,755)	(77,358)	(125,482)	(658,363)	(164,027)
Surrenders, withdrawals and death benefits	(13,601,003)	(1,704,928)	(2,991,731)	(82,459,261)	(16,706,117)
Net transfers between other subaccounts
or fixed rate option	31,549,000	277,800	285,973	11,381,715	(229,114)
Miscellaneous transactions	(19,302)	204	(7)	(21,348)	1,725
Other charges	(1,034,478)	(158,564)	(226,448)	(8,637,678)	(1,530,820)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	18,001,372	(1,657,122)	(2,924,981)	(79,958,360)	(18,594,581)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,302,005	(1,175,322)	(1,836,387)	10,997,148	(9,679,712)

NET ASSETS
Beginning of period	121,605,561	14,424,378	26,335,644	742,208,851	156,174,581
End of period	$148,907,566	$13,249,056	$24,499,257	$753,205,999	$146,494,869

Beginning units	4,435,515	1,127,509	1,033,220	32,732,851	10,655,404
Units issued	1,282,541	321,919	81,286	2,173,081	1,285,134
Units redeemed	(778,866)	(436,444)	(186,791)	(5,327,978)	(2,515,728)
Ending units	4,939,190	1,012,984	927,715	29,577,954	9,424,810
The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST PGIM Aggressive Multi-Asset Portfolio	AST Multi-Asset Diversified Portfolio	AST Large-Cap Growth Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(13,790,593)	$(3,987,694)	$(14,239,253)	$(6,727,709)	$(2,524,005)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	42,263,916	11,911,229	47,592,116	28,289,251	20,823,128
Net change in unrealized appreciation (depreciation) on investments	18,494,873	8,886,716	78,962,892	21,285,114	34,070,273
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	46,968,196	16,810,251	112,315,755	42,846,656	52,369,396

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	935,772	120,627	381,928	53,619	2,462,931
Annuity payments	(672,125)	(190,628)	(1,825,352)	(497,395)	(96,605)
Surrenders, withdrawals and death benefits	(110,232,818)	(32,294,262)	(108,399,363)	(60,619,721)	(25,439,154)
Net transfers between other subaccounts
or fixed rate option	1,173,380,485	5,475,885	12,706,567	1,462,072	36,772,813
Miscellaneous transactions	22,692	(95)	(13,569)	4,828	(16,224)
Other charges	(10,915,761)	(3,329,032)	(12,336,698)	(5,566,172)	(1,739,616)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,052,518,245	(30,217,505)	(109,486,487)	(65,162,769)	11,944,145

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,099,486,441	(13,407,254)	2,829,268	(22,316,113)	64,313,541

NET ASSETS
Beginning of period	868,054,113	282,856,632	973,870,733	472,003,862	200,814,313
End of period	$1,967,540,554	$269,449,378	$976,700,001	$449,687,749	$265,127,854

Beginning units	43,543,404	18,153,545	48,868,766	22,751,440	4,992,666
Units issued	53,503,720	2,538,390	3,992,086	689,379	1,047,939
Units redeemed	(7,709,742)	(4,412,898)	(8,988,529)	(3,602,232)	(959,542)
Ending units	89,337,382	16,279,037	43,872,323	19,838,587	5,081,063
The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Equity Portfolio	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$1,715,167	$(509,401)	$(628,652)	$(7,167,285)	$(3,258,156)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,635,066	1,959,062	33,789,440	(685,542)
Net change in unrealized appreciation (depreciation) on investments	—	1,184,192	872,595	(20,508,041)	4,397,285
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,715,167	3,309,857	2,203,005	6,114,114	453,587

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,477,082	1,140,027	728,795	—	533,620
Annuity payments	—	(72,848)	(92,512)	(260,237)	(253,485)
Surrenders, withdrawals and death benefits	(102,532,310)	(4,223,188)	(4,965,803)	(43,366,210)	(31,795,732)
Net transfers between other subaccounts
or fixed rate option	88,963,959	33,960,910	137,292	(134,530,390)	20,682,794
Miscellaneous transactions	5,832	(29,426)	(10,255)	(11,681)	3,696
Other charges	(261,189)	(358,034)	(460,245)	(7,802,665)	(2,467,987)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(12,346,626)	30,417,441	(4,662,728)	(185,971,183)	(13,297,094)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,631,459)	33,727,298	(2,459,723)	(179,857,069)	(12,843,507)

NET ASSETS
Beginning of period	58,570,485	40,274,060	52,524,253	626,248,484	263,894,246
End of period	$47,939,026	$74,001,358	$50,064,530	$446,391,415	$251,050,739

Beginning units	6,079,201	1,382,631	2,747,401	46,385,370	21,791,577
Units issued	5,326,299	1,138,839	278,960	34,056,913	2,944,137
Units redeemed	(6,675,907)	(341,462)	(511,859)	(48,660,280)	(4,017,787)
Ending units	4,729,593	2,180,008	2,514,502	31,782,003	20,717,927

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(248,153)	$(2,505,965)	$(7,991)	$13	$(3,781)
Capital gains distributions received	—	—	52,845	22,567	28,677
Net realized gain (loss) on shares redeemed	505,187	8,445,114	7,284	(5,280)	21,869
Net change in unrealized appreciation (depreciation) on investments	358,310	7,917,392	67,531	(12,042)	25,558
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	615,344	13,856,541	119,669	5,258	72,323

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	531,431	90,264	—	—	—
Annuity payments	(4,821)	(17,395)	—	—	—
Surrenders, withdrawals and death benefits	(1,672,939)	(19,531,576)	(21,144)	(6,125)	(5,358)
Net transfers between other subaccounts
or fixed rate option	407,620	1,789,780	(36,794)	6,643	(39,654)
Miscellaneous transactions	(5,884)	(759)	25	—	—
Other charges	(203,004)	(2,173,451)	(4,858)	(813)	(3,193)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(947,597)	(19,843,137)	(62,771)	(295)	(48,205)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(332,253)	(5,986,596)	56,898	4,963	24,118

NET ASSETS
Beginning of period	18,914,613	173,134,143	503,200	64,222	294,903
End of period	$18,582,360	$167,147,547	$560,098	$69,185	$319,021

Beginning units	2,022,100	9,238,289	13,589	2,658	17,667
Units issued	452,058	544,319	1,154	1,211	1,266
Units redeemed	(555,310)	(1,527,599)	(2,388)	(1,235)	(3,836)
Ending units	1,918,848	8,255,009	12,355	2,634	15,097
The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(5,129)	$(5,202)	$(1,578)	$(2,770)	$(98)
Capital gains distributions received	16,166	50,763	4,083	9,449	4,938
Net realized gain (loss) on shares redeemed	1,519	10,870	3,190	6,227	(3,561)
Net change in unrealized appreciation (depreciation) on investments	(15,526)	(6,148)	5,985	5,135	2,809
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,970)	50,283	11,680	18,041	4,088

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(10,736)	(21,453)	(16,019)	(23,524)	(390)
Net transfers between other subaccounts
or fixed rate option	35,149	(4,725)	4,446	(7,132)	(10,313)
Miscellaneous transactions	—	—	—	—	—
Other charges	(3,523)	(3,518)	(1,100)	(2,010)	(1,634)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	20,890	(29,696)	(12,673)	(32,666)	(12,337)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,920	20,587	(993)	(14,625)	(8,249)

NET ASSETS
Beginning of period	329,298	371,325	95,085	225,157	161,632
End of period	$347,218	$391,912	$94,092	$210,532	$153,383

Beginning units	8,974	14,149	3,669	9,142	10,530
Units issued	1,523	1,427	1,061	873	1,639
Units redeemed	(974)	(2,447)	(1,503)	(2,126)	(2,373)
Ending units	9,523	13,129	3,227	7,889	9,796
The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(1,150)	$(1,979)	$(335)	$153	$(1,256)
Capital gains distributions received	3,454	1,039	—	—	565
Net realized gain (loss) on shares redeemed	(218)	3,410	3,459	2,827	6,992
Net change in unrealized appreciation (depreciation) on investments	2,349	5,368	3,081	34,786	24,754
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,435	7,838	6,205	37,766	31,055

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,774)	(21,186)	(4,863)	(11,020)	(195,996)
Net transfers between other subaccounts
or fixed rate option	(779)	(10,774)	(3,744)	(7,215)	(11,345)
Miscellaneous transactions	—	—	—	—	—
Other charges	(608)	(1,565)	(292)	(2,279)	(957)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,161)	(33,525)	(8,899)	(20,514)	(208,298)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,726)	(25,687)	(2,694)	17,252	(177,243)

NET ASSETS
Beginning of period	77,936	187,069	23,107	191,166	211,761
End of period	$74,210	$161,382	$20,413	$208,418	$34,518

Beginning units	2,831	7,809	1,600	10,858	6,028
Units issued	362	945	125	2,277	739
Units redeemed	(659)	(2,304)	(643)	(3,226)	(6,017)
Ending units	2,534	6,450	1,082	9,909	750
The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Allspring VT Discovery All Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST ClearBridge Dividend Growth Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(2,535)	$(3,600)	$(448,275)	$(957)	$(232,359)
Capital gains distributions received	26,327	9,339	—	6,886	—
Net realized gain (loss) on shares redeemed	3,416	8,893	5,062,448	4,136	1,446,013
Net change in unrealized appreciation (depreciation) on investments	(9,662)	22,570	4,392,206	(1,701)	1,580,910
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,546	37,202	9,006,379	8,364	2,794,564

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	2,570,406	—	661,620
Annuity payments	—	—	—	—	(34,903)
Surrenders, withdrawals and death benefits	(7,001)	(142,435)	(11,837,360)	(23,815)	(2,165,741)
Net transfers between other subaccounts
or fixed rate option	10,600	—	(647,108)	—	448,019
Miscellaneous transactions	—	—	(5,728)	—	(8,319)
Other charges	(2,159)	—	(303,603)	(12)	(155,829)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,440	(142,435)	(10,223,393)	(23,827)	(1,255,153)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,986	(105,233)	(1,217,014)	(15,463)	1,539,411

NET ASSETS
Beginning of period	206,963	275,859	70,544,792	75,440	18,455,415
End of period	$225,949	$170,626	$69,327,778	$59,977	$19,994,826

Beginning units	9,426	39,700	4,274,298	2,079	765,987
Units issued	1,746	—	260,353	—	138,388
Units redeemed	(1,732)	(18,984)	(683,680)	(625)	(184,688)
Ending units	9,440	20,716	3,850,971	1,454	719,687
The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Equity Portfolio	AST Bond Portfolio 2025	AST J.P. Morgan Aggressive Multi-Asset Portfolio	AST Bond Portfolio 2026
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(27,869,629)	$(405,668)	$(51,997)	$(3,749,127)	$(13,266)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	29,034,574	1,619,760	49,904	12,980,189	4,507
Net change in unrealized appreciation (depreciation) on investments	(25,515,112)	6,150,806	91,666	15,081,456	21,237
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(24,350,167)	7,364,898	89,573	24,312,518	12,478

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	656,649	—	11,685	—
Annuity payments	(1,016,943)	(845)	—	(44,929)	—
Surrenders, withdrawals and death benefits	(167,602,940)	(3,237,731)	(209,854)	(22,665,005)	—
Net transfers between other subaccounts
or fixed rate option	—	1,456,158	2,966,307	20,612,752	24,858
Miscellaneous transactions	14,830	(9,663)	—	1,958	—
Other charges	(232,112)	(286,238)	(167)	(3,732,281)	(174)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(168,837,165)	(1,421,670)	2,756,286	(5,815,820)	24,684

TOTAL INCREASE (DECREASE) IN NET ASSETS	(193,187,332)	5,943,228	2,845,859	18,496,698	37,162

NET ASSETS
Beginning of period	1,542,791,927	32,697,646	402,110	233,243,703	622,036
End of period	$1,349,604,595	$38,640,874	$3,247,969	$251,740,401	$659,198

Beginning units	141,327,394	1,267,173	36,317	13,371,969	65,106
Units issued	563,776	214,205	431,794	3,555,864	22,477
Units redeemed	(16,139,085)	(251,039)	(188,023)	(3,905,858)	(20,134)
Ending units	125,752,085	1,230,339	280,088	13,021,975	67,449
The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Global Bond Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(183,227)	$63,407	$(29,174)	$(723)	$(108,916)
Capital gains distributions received	—	565,218	—	—	—
Net realized gain (loss) on shares redeemed	(49,114)	(53,849)	(7,434)	(900)	(26,277)
Net change in unrealized appreciation (depreciation) on investments	568,938	(7,175)	55,894	10,659	161,627
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	336,597	567,601	19,286	9,036	26,434

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	341,091	448,514	—	112	—
Annuity payments	—	—	—	(6,521)	—
Surrenders, withdrawals and death benefits	(2,668,343)	(1,193,483)	(192,336)	(16,418)	(203,400)
Net transfers between other subaccounts
or fixed rate option	1,296,985	322,881	(46,750)	6,665	(804)
Miscellaneous transactions	(35)	(1,631)	(26)	9	26
Other charges	(142,357)	(34,463)	(474)	(761)	(968)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,172,659)	(458,182)	(239,586)	(16,914)	(205,146)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(836,062)	109,419	(220,300)	(7,878)	(178,712)

NET ASSETS
Beginning of period	19,202,646	7,089,550	1,539,779	224,434	5,373,021
End of period	$18,366,584	$7,198,969	$1,319,479	$216,556	$5,194,309

Beginning units	2,002,961	503,284	163,305	22,381	558,361
Units issued	387,855	62,921	7,097	2,461	191
Units redeemed	(498,614)	(88,003)	(32,545)	(4,114)	(21,500)
Ending units	1,892,202	478,202	137,857	20,728	537,052
The accompanying notes are an integral part of these financial statements.
A84

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(11)	$(53,896)	$(207,724)	$3,371	$(2,772)
Capital gains distributions received	—	—	—	4,269	57,157
Net realized gain (loss) on shares redeemed	185	(38,283)	(319,624)	22,225	14,992
Net change in unrealized appreciation (depreciation) on investments	(246)	60,841	328,653	55,089	10,255
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(72)	(31,338)	(198,695)	84,954	79,632

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	232,912	182,196
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(139)	(265,961)	(1,946,989)	(54,742)	(33,287)
Net transfers between other subaccounts
or fixed rate option	(4,616)	6,549	763,549	41,541	(3,745)
Miscellaneous transactions	(1)	3,451	52	(155)	(227)
Other charges	—	(853)	(3,347)	(5,374)	(2,995)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,756)	(256,814)	(1,186,735)	214,182	141,942

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,828)	(288,152)	(1,385,430)	299,136	221,574

NET ASSETS
Beginning of period	4,828	2,866,584	11,062,677	1,012,601	436,504
End of period	$—	$2,578,432	$9,677,247	$1,311,737	$658,078

Beginning units	497	288,347	1,298,557	72,191	26,191
Units issued	—	13,613	141,506	29,322	16,575
Units redeemed	(497)	(39,995)	(284,326)	(14,650)	(8,515)
Ending units	—	261,965	1,155,737	86,863	34,251

The accompanying notes are an integral part of these financial statements.
A85

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(35,981)	$(6,481)	$(1,661)	$(228)	$171,351
Capital gains distributions received	70,854	90,120	—	11,041	—
Net realized gain (loss) on shares redeemed	247,385	(35,155)	(34,586)	1,138	(56,712)
Net change in unrealized appreciation (depreciation) on investments	1,669,912	100,254	53,998	16,369	(28,906)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,952,170	148,738	17,751	28,320	85,733

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	634,390	96,784	16,049	14,762	540,760
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(700,268)	(99,560)	(5,226)	(8,902)	(246,153)
Net transfers between other subaccounts
or fixed rate option	(200,397)	20,462	(40,129)	32,197	(254,096)
Miscellaneous transactions	(1,309)	26	—	129	231
Other charges	(30,613)	(6,004)	(1,617)	(737)	(24,558)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(298,197)	11,708	(30,923)	37,449	16,184

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,653,973	160,446	(13,172)	65,769	101,917

NET ASSETS
Beginning of period	5,511,011	1,134,292	335,065	139,475	5,094,920
End of period	$7,164,984	$1,294,738	$321,893	$205,244	$5,196,837

Beginning units	342,516	79,466	25,021	8,690	530,951
Units issued	52,819	15,765	1,666	2,762	103,190
Units redeemed	(67,177)	(15,554)	(3,986)	(617)	(101,522)
Ending units	328,158	79,677	22,701	10,835	532,619
The accompanying notes are an integral part of these financial statements.
A86

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS® Asset Allocation Fund (Class 4)	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America (Class 4)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$36,031	$52,198	$69,901	$24,315	$176,720
Capital gains distributions received	103,740	98,090	207,463	21,392	—
Net realized gain (loss) on shares redeemed	(4,960)	(22,468)	8,365	7,375	(30,278)
Net change in unrealized appreciation (depreciation) on investments	(5,330)	219,624	393,085	375,898	(117,319)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	129,481	347,444	678,814	428,980	29,123

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	252,097	274,844	408,048	211,216	251,161
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(76,818)	(379,462)	(216,394)	(89,106)	(258,382)
Net transfers between other subaccounts
or fixed rate option	166,853	(13,297)	3,639	38,576	493,915
Miscellaneous transactions	26	136	333	851	17
Other charges	(9,065)	(16,131)	(24,084)	(13,340)	(25,920)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	333,093	(133,910)	171,542	148,197	460,791

TOTAL INCREASE (DECREASE) IN NET ASSETS	462,574	213,534	850,356	577,177	489,914

NET ASSETS
Beginning of period	1,763,725	3,214,126	4,290,269	2,320,910	4,847,096
End of period	$2,226,299	$3,427,660	$5,140,625	$2,898,087	$5,337,010

Beginning units	132,107	240,555	354,805	155,871	535,378
Units issued	47,099	30,518	41,809	15,858	100,110
Units redeemed	(22,735)	(39,467)	(28,284)	(7,063)	(48,462)
Ending units	156,471	231,606	368,330	164,666	587,026
The accompanying notes are an integral part of these financial statements.
A87

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Capital World Growth and Income Fund (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$11,554	$801	$(31,574)	$10,416	$1,942
Capital gains distributions received	—	8,987	181,256	119,929	—
Net realized gain (loss) on shares redeemed	10,786	(25,407)	148,354	33,433	(2,111)
Net change in unrealized appreciation (depreciation) on investments	120,415	18,018	1,786,864	369,153	12,770
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	142,755	2,399	2,084,900	532,931	12,601

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	70,776	13,844	561,324	301,623	21,035
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(140,656)	(6,779)	(901,843)	(161,337)	(47,679)
Net transfers between other subaccounts
or fixed rate option	44,116	(51,481)	151,600	114,770	(2,996)
Miscellaneous transactions	(192)	—	(447)	(70)	—
Other charges	(5,685)	(1,129)	(38,098)	(12,230)	(2,245)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(31,641)	(45,545)	(227,464)	242,756	(31,885)

TOTAL INCREASE (DECREASE) IN NET ASSETS	111,114	(43,146)	1,857,436	775,687	(19,284)

NET ASSETS
Beginning of period	1,108,440	285,125	6,930,380	2,157,111	457,244
End of period	$1,219,554	$241,979	$8,787,816	$2,932,798	$437,960

Beginning units	87,189	26,827	490,216	152,829	43,206
Units issued	11,134	1,706	64,867	33,304	2,282
Units redeemed	(13,467)	(6,117)	(79,132)	(17,521)	(5,080)
Ending units	84,856	22,416	475,951	168,612	40,408
The accompanying notes are an integral part of these financial statements.
A88

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® New World Fund (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$5,895	$(829)	$7,370	$(5,948)	$38,406
Capital gains distributions received	4,207	154,052	118,863	397,574	164,469
Net realized gain (loss) on shares redeemed	(7,197)	19,560	3,868	30,396	(18,603)
Net change in unrealized appreciation (depreciation) on investments	46,545	128,201	(29,616)	(133,715)	4,198
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	49,450	300,984	100,485	288,307	188,470

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	74,799	317,347	86,541	192,738	91,258
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(36,866)	(96,818)	(42,998)	(282,304)	(216,347)
Net transfers between other subaccounts
or fixed rate option	(11,991)	10,712	106,590	(73,042)	(7,279)
Miscellaneous transactions	—	(25)	(254)	(602)	(22)
Other charges	(4,649)	(6,183)	(3,672)	(5,113)	(9,979)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	21,293	225,033	146,207	(168,323)	(142,369)

TOTAL INCREASE (DECREASE) IN NET ASSETS	70,743	526,017	246,692	119,984	46,101

NET ASSETS
Beginning of period	858,727	1,148,496	629,508	951,703	2,217,610
End of period	$929,470	$1,674,513	$876,200	$1,071,687	$2,263,711

Beginning units	77,788	81,329	43,323	74,689	154,734
Units issued	9,646	28,990	17,589	19,690	17,264
Units redeemed	(7,813)	(15,112)	(8,714)	(30,266)	(27,238)
Ending units	79,621	95,207	52,198	64,113	144,760
The accompanying notes are an integral part of these financial statements.
A89

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(5,171)	$102,180	$(36,632)	$(25,299)	$(25,658)
Capital gains distributions received	92,131	259,406	846,167	—	—
Net realized gain (loss) on shares redeemed	31,802	66,895	233,779	78,963	8,616
Net change in unrealized appreciation (depreciation) on investments	145,963	701,090	835,466	1,454,128	186,172
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	264,725	1,129,571	1,878,780	1,507,792	169,130

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	491,602	1,428,106	556,915	182,763	300,968
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(345,754)	(708,448)	(887,760)	(279,191)	(417,508)
Net transfers between other subaccounts
or fixed rate option	35,125	899,587	(195,659)	80,609	161,651
Miscellaneous transactions	(854)	(6,644)	(1,079)	(2)	284
Other charges	(4,135)	(38,920)	(32,635)	(22,023)	(21,920)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	175,984	1,573,681	(560,218)	(37,844)	23,475

TOTAL INCREASE (DECREASE) IN NET ASSETS	440,709	2,703,252	1,318,562	1,469,948	192,605

NET ASSETS
Beginning of period	768,522	7,072,982	5,943,747	3,975,649	4,151,431
End of period	$1,209,231	$9,776,234	$7,262,309	$5,445,597	$4,344,036

Beginning units	61,769	550,058	440,997	326,001	382,700
Units issued	49,714	169,352	46,740	42,689	51,049
Units redeemed	(37,197)	(58,662)	(81,784)	(44,713)	(49,595)
Ending units	74,286	660,748	405,953	323,977	384,154
The accompanying notes are an integral part of these financial statements.
A90

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$12,132	$(105,628)	$(730)	$(2,532)	$(25,413)
Capital gains distributions received	71,436	—	—	—	—
Net realized gain (loss) on shares redeemed	7,043	(258,520)	1,368	281	98,265
Net change in unrealized appreciation (depreciation) on investments	(15,040)	200,667	12,268	55,907	107,234
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	75,571	(163,481)	12,906	53,656	180,086

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	88,869	—	62,049	39,875	48,217
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(37,713)	(849,021)	(2,714)	(2,253)	(678,669)
Net transfers between other subaccounts
or fixed rate option	101,866	(376,657)	(4,739)	112,636	(57,449)
Miscellaneous transactions	37	(849)	1	(5)	267
Other charges	(3,785)	(2,418)	(644)	(2,223)	(21,156)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	149,274	(1,228,945)	53,953	148,030	(708,790)

TOTAL INCREASE (DECREASE) IN NET ASSETS	224,845	(1,392,426)	66,859	201,686	(528,704)

NET ASSETS
Beginning of period	718,201	6,268,697	72,178	352,004	4,606,924
End of period	$943,046	$4,876,271	$139,037	$553,690	$4,078,220

Beginning units	47,376	836,518	7,113	38,690	341,639
Units issued	16,826	35,150	5,620	15,938	17,125
Units redeemed	(7,402)	(203,489)	(727)	(901)	(66,643)
Ending units	56,800	668,179	12,006	53,727	292,121
The accompanying notes are an integral part of these financial statements.
A91

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(10,918)	$(181,555)	$(5,811)	$(17,776)	$(4,004)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,235	1,196,317	2,537	61,983	10,430
Net change in unrealized appreciation (depreciation) on investments	213,435	3,174,405	7,836	214,976	161,116
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	218,752	4,189,167	4,562	259,183	167,542

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	760,861	314,819	107,356	409,557	137,193
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(75,309)	(5,221,627)	(89,532)	(286,529)	(11,572)
Net transfers between other subaccounts
or fixed rate option	78,858	(535,270)	128,875	(54,247)	(11,320)
Miscellaneous transactions	(4,241)	2,713	—	37	(10)
Other charges	(9,680)	(144,879)	(5,398)	(15,938)	(3,456)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	750,489	(5,584,244)	141,301	52,880	110,835

TOTAL INCREASE (DECREASE) IN NET ASSETS	969,241	(1,395,077)	145,863	312,063	278,377

NET ASSETS
Beginning of period	1,799,624	31,125,637	1,002,238	3,242,450	604,887
End of period	$2,768,865	$29,730,560	$1,148,101	$3,554,513	$883,264

Beginning units	172,879	2,911,249	113,429	320,268	55,622
Units issued	76,172	37,865	31,344	64,177	13,271
Units redeemed	(11,952)	(522,090)	(15,015)	(58,344)	(4,065)
Ending units	237,099	2,427,024	129,758	326,101	64,828

The accompanying notes are an integral part of these financial statements.
A92

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(18,778)	$(5,049)	$(23,737)	$(13,557)	$(53,896)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	274,847	35,328	35,038	14,622	436,677
Net change in unrealized appreciation (depreciation) on investments	628,166	122,910	94,358	171,996	1,695,407
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	884,235	153,189	105,659	173,061	2,078,188

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	295,139	76,607	719,217	350,042	772,692
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(187,952)	(66,905)	(588,366)	(176,350)	(830,162)
Net transfers between other subaccounts
or fixed rate option	(325,246)	5,881	160,665	243,316	(409,297)
Miscellaneous transactions	751	(16)	525	(260)	(1,105)
Other charges	(16,013)	(4,525)	(20,990)	(12,006)	(47,113)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(233,321)	11,042	271,051	404,742	(514,985)

TOTAL INCREASE (DECREASE) IN NET ASSETS	650,914	164,231	376,710	577,803	1,563,203

NET ASSETS
Beginning of period	2,918,598	789,089	4,109,479	2,307,961	9,018,198
End of period	$3,569,512	$953,320	$4,486,189	$2,885,764	$10,581,401

Beginning units	279,782	68,222	450,016	233,030	779,932
Units issued	73,361	15,519	143,848	64,024	106,613
Units redeemed	(89,514)	(15,008)	(112,732)	(26,055)	(146,629)
Ending units	263,629	68,733	481,132	270,999	739,916
The accompanying notes are an integral part of these financial statements.
A93

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(110)	$973	$(102)	$1,709	$(230)
Capital gains distributions received	30,737	4,346	1,714	—	2,371
Net realized gain (loss) on shares redeemed	3,552	(197)	(133)	(221)	(227)
Net change in unrealized appreciation (depreciation) on investments	29,651	(1,477)	1,749	(1,640)	2,081
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	63,830	3,645	3,228	(152)	3,995

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	96,109	47,732	3,169	—	33,560
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(27,586)	(16,369)	(698)	(970)	(1,245)
Net transfers between other subaccounts
or fixed rate option	14,352	1,787	(121)	—	(303)
Miscellaneous transactions	83	(7)	—	—	—
Other charges	(1,850)	(11)	(9)	(10)	(5)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	81,108	33,132	2,341	(980)	32,007

TOTAL INCREASE (DECREASE) IN NET ASSETS	144,938	36,777	5,569	(1,132)	36,002

NET ASSETS
Beginning of period	334,925	71,054	21,898	22,132	33,485
End of period	$479,863	$107,831	$27,467	$21,000	$69,487

Beginning units	20,869	6,070	1,762	2,434	2,865
Units issued	7,073	4,032	238	—	3,027
Units redeemed	(2,739)	(1,475)	(65)	(106)	(180)
Ending units	25,203	8,627	1,935	2,328	5,712

The accompanying notes are an integral part of these financial statements.
A94

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Dimensional VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$164	$136	$1,174	$618	$(1,430)
Capital gains distributions received	—	11,051	—	5,703	28,802
Net realized gain (loss) on shares redeemed	17	(449)	(6,599)	205	10
Net change in unrealized appreciation (depreciation) on investments	2,894	2,001	13,875	(845)	66,742
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,075	12,739	8,450	5,681	94,124

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,622	13,890	46,179	27,460	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,762)	(4,989)	(11,131)	(2,608)	(20,114)
Net transfers between other subaccounts
or fixed rate option	(10)	(3,548)	(25,415)	(147)	(13,324)
Miscellaneous transactions	—	—	2	145	—
Other charges	(4)	(6)	(7)	(4)	(21)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,846	5,347	9,628	24,846	(33,459)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,921	18,086	18,078	30,527	60,665

NET ASSETS
Beginning of period	39,592	71,774	95,896	54,334	313,827
End of period	$44,513	$89,860	$113,974	$84,861	$374,492

Beginning units	3,211	5,104	8,546	3,215	21,780
Units issued	269	903	4,929	1,621	—
Units redeemed	(129)	(546)	(4,207)	(157)	(1,967)
Ending units	3,351	5,461	9,268	4,679	19,813

The accompanying notes are an integral part of these financial statements.
A95

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® U.S. Government Securities Fund (Class 1)	American Funds IS® The Bond Fund of America (Class 1)	Vanguard VIF International Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Total International Stock Market Index Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$14,049	$8,011	$955	$1,616	$3,436
Capital gains distributions received	—	—	9,139	13,662	919
Net realized gain (loss) on shares redeemed	(1,516)	2,719	(15,287)	2,247	335
Net change in unrealized appreciation (depreciation) on investments	(9,117)	(6,611)	32,076	18,687	(328)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,416	4,119	26,883	36,212	4,362

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	24,541	73,062	97,467	135,391	163,896
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(59,972)	(75,202)	(61,944)	(16,730)	(7,902)
Net transfers between other subaccounts
or fixed rate option	23,109	13,101	(6,118)	(55,963)	3,037
Miscellaneous transactions	—	(59)	—	332	664
Other charges	(6)	(5)	(17)	(13)	(3)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(12,328)	10,897	29,388	63,017	159,692

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,912)	15,016	56,271	99,229	164,054

NET ASSETS
Beginning of period	408,543	205,193	271,017	222,946	150,905
End of period	$399,631	$220,209	$327,288	$322,175	$314,959

Beginning units	42,297	21,363	23,153	14,999	13,018
Units issued	4,788	8,793	9,215	8,496	13,537
Units redeemed	(5,804)	(7,394)	(6,522)	(4,485)	(495)
Ending units	41,281	22,762	25,846	19,010	26,060

The accompanying notes are an integral part of these financial statements.
A96

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Equity Index Portfolio	MFS® Total Return Bond Series (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$804	$25	$1,250	$3,898	$(312)
Capital gains distributions received	1,471	179	—	—	—
Net realized gain (loss) on shares redeemed	(282)	6	(102)	(1,228)	(2,442)
Net change in unrealized appreciation (depreciation) on investments	14,886	815	(813)	(980)	7,336
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	16,879	1,025	335	1,690	4,582

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	19,804	27,008	16,575
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,824)	—	(518)	(6,417)	(4,656)
Net transfers between other subaccounts
or fixed rate option	—	—	(20)	3,265	15
Miscellaneous transactions	—	—	—	—	183
Other charges	(5)	(3)	(5)	(6)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,829)	(3)	19,261	23,850	12,111

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,050	1,022	19,596	25,540	16,693

NET ASSETS
Beginning of period	119,036	4,290	11,602	102,692	66,621
End of period	$131,086	$5,312	$31,198	$128,232	$83,314

Beginning units	9,171	292	1,218	10,637	5,918
Units issued	—	—	2,058	3,393	1,611
Units redeemed	(329)	—	(60)	(919)	(567)
Ending units	8,842	292	3,216	13,111	6,962

The accompanying notes are an integral part of these financial statements.
A97

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio (Class I)	MFS® Utilities Series (Initial Class)	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Equity Income Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$1,426	$400	$1,427	$596	$3,006
Capital gains distributions received	16,990	620	1,594	—	9,214
Net realized gain (loss) on shares redeemed	(221)	407	53	(20)	(200)
Net change in unrealized appreciation (depreciation) on investments	5,727	1,958	(717)	(451)	9,108
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	23,922	3,385	2,357	125	21,128

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	22,716	2,494	—	17,399
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,600)	(15,069)	(361)	—	(1,058)
Net transfers between other subaccounts
or fixed rate option	(195)	(1,888)	(861)	—	134
Miscellaneous transactions	—	114	21	—	—
Other charges	(12)	(7)	(7)	(5)	(14)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,807)	5,866	1,286	(5)	16,461

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,115	9,251	3,643	120	37,589

NET ASSETS
Beginning of period	146,493	16,998	59,676	30,467	141,743
End of period	$163,608	$26,249	$63,319	$30,587	$179,332

Beginning units	10,537	1,557	5,997	3,330	10,624
Units issued	1	2,066	244	—	1,224
Units redeemed	(426)	(1,464)	(121)	—	(75)
Ending units	10,112	2,159	6,120	3,330	11,773

The accompanying notes are an integral part of these financial statements.
A98

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	PSF Natural Resources Portfolio (Class I)	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$2,852	$3,204	$(108)	$626	$79
Capital gains distributions received	—	—	—	8,917	258
Net realized gain (loss) on shares redeemed	(9)	177	1,612	94	2
Net change in unrealized appreciation (depreciation) on investments	492	2,966	(1,091)	17,072	340
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,335	6,347	413	26,709	679

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	40,347	44,320	29,045	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(388)	(8,476)	(47,665)	—	—
Net transfers between other subaccounts
or fixed rate option	1,504	9,720	—	—	—
Miscellaneous transactions	—	(1)	23	—	—
Other charges	(1)	—	(11)	—	(2)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	41,462	45,563	(18,608)	—	(2)

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,797	51,910	(18,195)	26,709	677

NET ASSETS
Beginning of period	23,020	116,498	46,730	117,237	4,882
End of period	$67,817	$168,408	$28,535	$143,946	$5,559

Beginning units	2,171	11,563	2,617	8,156	399
Units issued	3,915	5,355	1,499	—	—
Units redeemed	(44)	(864)	(2,581)	—	(1)
Ending units	6,042	16,054	1,535	8,156	398

The accompanying notes are an integral part of these financial statements.
A99

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Growth Portfolio	Dimensional VA International Value Portfolio	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® Growth Fund (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(1,131)	$7,212	$3,609	$167	$(502)
Capital gains distributions received	—	4,481	—	444	6,549
Net realized gain (loss) on shares redeemed	356	2,934	518	8,826	9,892
Net change in unrealized appreciation (depreciation) on investments	53,998	(6,548)	(1,292)	(1,170)	57,819
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	53,223	8,079	2,835	8,267	73,758

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,941	98,720	57,935	3,492	28,572
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,298)	(40,644)	(8,751)	(43,333)	(28,888)
Net transfers between other subaccounts
or fixed rate option	(1,579)	(836)	—	—	176
Miscellaneous transactions	—	(274)	(1)	(6)	9
Other charges	(16)	(8)	(6)	(6)	(10)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	29,048	56,958	49,177	(39,853)	(141)

TOTAL INCREASE (DECREASE) IN NET ASSETS	82,271	65,037	52,012	(31,586)	73,617

NET ASSETS
Beginning of period	148,601	150,750	8,154	50,376	232,565
End of period	$230,872	$215,787	$60,166	$18,790	$306,182

Beginning units	10,585	11,210	691	3,473	14,379
Units issued	2,102	6,963	4,723	209	2,746
Units redeemed	(238)	(3,013)	(711)	(2,589)	(2,670)
Ending units	12,449	15,160	4,703	1,093	14,455

The accompanying notes are an integral part of these financial statements.
A100

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Growth-Income Fund (Class 1)	Fidelity® VIP Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	MFS® Value Series (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$621	$(70)	$189	$351,934	$563
Capital gains distributions received	2,377	570	14,897	—	3,375
Net realized gain (loss) on shares redeemed	501	163	2,898	—	81
Net change in unrealized appreciation (depreciation) on investments	11,682	4,137	(19,519)	—	628
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	15,181	4,800	(1,535)	351,934	4,647

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	63,903	—	267,471	46,609,529	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(854)	(114)	(33,325)	(1,883,849)	(607)
Net transfers between other subaccounts
or fixed rate option	(2,588)	6,785	197,962	(37,743,100)	313
Miscellaneous transactions	—	—	(1,104)	(17,492)	—
Other charges	(14)	(11)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	60,447	6,660	431,004	6,965,088	(294)

TOTAL INCREASE (DECREASE) IN NET ASSETS	75,628	11,460	429,469	7,317,022	4,353

NET ASSETS
Beginning of period	32,573	9,856	60,757	4,824,574	41,710
End of period	$108,201	$21,316	$490,226	$12,141,596	$46,063

Beginning units	2,292	511	3,944	470,564	3,258
Units issued	4,081	330	35,356	4,190,136	21
Units redeemed	(214)	(22)	(10,343)	(3,515,463)	(43)
Ending units	6,159	819	28,957	1,145,237	3,236

The accompanying notes are an integral part of these financial statements.
A101

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Basic Value V.I. Fund (Class I)	Dimensional VA International Small Portfolio	Dimensional VA U.S. Large Value Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$5,987	$641	$4,013	$1,545	$360
Capital gains distributions received	—	15,591	17,247	1,550	2,852
Net realized gain (loss) on shares redeemed	54	940	1,185	411	85
Net change in unrealized appreciation (depreciation) on investments	(1,438)	3,600	(6,286)	(1,675)	(165)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,603	20,772	16,159	1,831	3,132

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	70,535	106,722	107,392	4,898	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,062)	(2,712)	(7,952)	(2,971)	(369)
Net transfers between other subaccounts
or fixed rate option	3,585	(3,802)	4,437	2,492	—
Miscellaneous transactions	—	7	2	—	—
Other charges	(1)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	65,057	100,215	103,879	4,419	(369)

TOTAL INCREASE (DECREASE) IN NET ASSETS	69,660	120,987	120,038	6,250	2,763

NET ASSETS
Beginning of period	59,975	34,546	114,115	50,545	25,023
End of period	$129,635	$155,533	$234,153	$56,795	$27,786

Beginning units	5,817	2,374	8,215	4,265	1,917
Units issued	7,144	6,565	7,924	773	—
Units redeemed	(905)	(384)	(805)	(387)	(26)
Ending units	12,056	8,555	15,334	4,651	1,891

The accompanying notes are an integral part of these financial statements.
A102

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Strategic Income Portfolio (Initial Class)	ClearBridge Variable Appreciation Portfolio (Class I)	MFS® Technology Portfolio (Initial Class)	BlackRock Equity Dividend V.I. Fund (Class I)	Fidelity® VIP Financials Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(144)	$(88)	$(411)	$694	$365
Capital gains distributions received	—	409	1,077	2,420	1,079
Net realized gain (loss) on shares redeemed	3,465	7,324	5,787	701	2,144
Net change in unrealized appreciation (depreciation) on investments	(46)	(916)	23,078	(713)	5,528
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,275	6,729	29,531	3,102	9,116

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	20,008	3,169	2,736
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(68,535)	(46,232)	(15,026)	(6,261)	(370)
Net transfers between other subaccounts
or fixed rate option	—	—	(11,212)	(1,291)	(7,139)
Miscellaneous transactions	(1)	(3)	67	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(68,536)	(46,235)	(6,163)	(4,383)	(4,773)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(65,261)	(39,506)	23,368	(1,281)	4,343

NET ASSETS
Beginning of period	65,261	39,506	80,233	33,155	26,103
End of period	$—	$—	$103,601	$31,874	$30,446

Beginning units	6,232	2,757	5,396	2,485	1,889
Units issued	—	—	1,201	226	184
Units redeemed	(6,232)	(2,757)	(1,483)	(531)	(406)
Ending units	—	—	5,114	2,180	1,667

The accompanying notes are an integral part of these financial statements.
A103

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Initial Class)	AST Bond Portfolio 2034	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)
	1/1/2024	1/1/2024***	1/1/2024***	1/1/2024***	1/1/2024***
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(71)	$(4,360)	$(182)	$(7)	$(601)
Capital gains distributions received	—	—	18,022	—	49,518
Net realized gain (loss) on shares redeemed	36	(7,249)	1,316	(2)	300
Net change in unrealized appreciation (depreciation) on investments	31	(9,075)	4,929	467	(26,502)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4)	(20,684)	24,085	458	22,715

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	19,642	—	149,684	3,169	140,967
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(219)	—	(743)	—	(3,981)
Net transfers between other subaccounts
or fixed rate option	(122)	305,258	(14,128)	(30)	89,717
Miscellaneous transactions	(44)	—	—	—	1,296
Other charges	(1)	(205)	—	—	(9)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	19,256	305,053	134,813	3,139	227,990

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,252	284,369	158,898	3,597	250,705

NET ASSETS
Beginning of period	1,827	—	—	—	—
End of period	$21,079	$284,369	$158,898	$3,597	$250,705

Beginning units	155	—	—	—	—
Units issued	1,582	70,177	8,787	173	11,790
Units redeemed	(29)	(40,761)	(873)	(2)	(184)
Ending units	1,708	29,416	7,914	171	11,606

***Subaccount became available for investment prior to 2024 but had no activity until 2024.

The accompanying notes are an integral part of these financial statements.
A104

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP High Income Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	Vanguard VIF Capital Growth Portfolio	AST Bond Portfolio 2035
	1/1/2024***	1/1/2024***	1/1/2024***	1/2/2024*
	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$6,159	$132	$(295)	$(13)
Capital gains distributions received	—	866	—	—
Net realized gain (loss) on shares redeemed	55	134	12	(348)
Net change in unrealized appreciation (depreciation) on investments	1,246	2,080	(246)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,460	3,212	(529)	(361)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	101,805	36,054	71,764	—
Annuity payments	—	—	—	—
Surrenders, withdrawals and death benefits	(397)	(133)	(334)	—
Net transfers between other subaccounts
or fixed rate option	(76)	(726)	86	361
Miscellaneous transactions	—	22	89	—
Other charges	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	101,332	35,217	71,605	361

TOTAL INCREASE (DECREASE) IN NET ASSETS	108,792	38,429	71,076	—

NET ASSETS
Beginning of period	—	—	—	—
End of period	$108,792	$38,429	$71,076	$—

Beginning units	—	—	—	—
Units issued	9,917	3,101	4,334	1,070
Units redeemed	(170)	(171)	(20)	(1,070)
Ending units	9,747	2,930	4,314	—

*Date subaccount became available for investment.

***Subaccount became available for investment prior to 2024 but had no activity until 2024.

The accompanying notes are an integral part of these financial statements.
A105

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Note 1:    General

Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of New Jersey on May 20, 1996 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

Discovery Choice Variable Annuity	Prudential Premier Variable Annuity Bb SeriesSM
Discovery Select Variable Annuity	Strategic PartnersSM Advisor Variable Annuity
Prudential Defined Income (PDI) Variable Annuity	Strategic PartnersSM Flexelite Variable Annuity
Prudential MyRock Advisor New York Variable Annuity	Strategic PartnersSM Flexelite 2 Variable Annuity
Prudential FlexGuard New York	Strategic Partners Plus Variable Annuity
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus 3 Variable Annuity
Prudential Premier Investment Variable Annuity B, C Series	Strategic PartnersSM Select Variable Annuity
Prudential Premier Retirement Variable Annuity	Strategic Partners Annuity One Variable Annuity
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Annuity One 3 Variable Annuity
Prudential Premier Variable Annuity B, L, X Series
The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF Stock Index Portfolio (Class I)
PSF Global Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class I)
PSF Small-Cap Stock Index Portfolio (Class I)
T. Rowe Price International Stock Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
Invesco V.I. Core Equity Fund (Series I)
Janus Henderson VIT Research Portfolio (Institutional Shares)
Janus Henderson VIT Overseas Portfolio (Institutional Shares)
MFS® Research Series (Initial Class)
MFS® Growth Series (Initial Class)
LVIP American Century Value Fund (Standard Class II)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Davis Equity Portfolio
A106

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

AB VPS Large Cap Growth Portfolio (Class B)
Janus Henderson VIT Research Portfolio (Service Shares)
PSF Mid-Cap Growth Portfolio (Class I)*
AST Cohen & Steers Realty Portfolio*
AST J.P. Morgan Conservative Multi-Asset Portfolio
AST High Yield Portfolio*
AST Large-Cap Value Portfolio
AST T. Rowe Price Natural Resources Portfolio*
AST MFS Global Equity Portfolio*
AST Aggressive Asset Allocation Portfolio (formerly AST Capital Growth Asset Allocation Portfolio)
AST Multi-Asset Diversified Plus Portfolio (formerly AST Academic Strategies Asset Allocation Portfolio)
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST PGIM Aggressive Multi-Asset Portfolio (formerly AST Prudential Growth Allocation Portfolio)
AST Multi-Asset Diversified Portfolio (formerly AST Advanced Strategies Portfolio)
AST Large-Cap Growth Portfolio
AST Government Money Market Portfolio
AST Small-Cap Equity Portfolio
AST International Equity Portfolio
AST Investment Grade Bond Portfolio
AST Core Fixed Income Portfolio
AST Emerging Markets Equity Portfolio*
AST J.P. Morgan Moderate Multi-Asset Portfolio
ProFund VP Consumer Discretionary
ProFund VP Consumer Staples
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Communication Services
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Allspring VT Discovery All Cap Growth Fund (Class 1)
AST Quantitative Modeling Portfolio
Allspring VT Opportunity Fund (Class 1)
AST ClearBridge Dividend Growth Portfolio*
AST Multi-Sector Fixed Income Portfolio
AST Large-Cap Equity Portfolio (formerly AST Large-Cap Core Portfolio)
AST Bond Portfolio 2025****
AST J.P. Morgan Aggressive Multi-Asset Portfolio
AST Bond Portfolio 2026
AST Global Bond Portfolio*
BlackRock Global Allocation V.I. Fund (Class III)
A107

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

AST Bond Portfolio 2027
NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D) (formerly NVIT Emerging Markets Fund (Class D))
AST Bond Portfolio 2028
AST Bond Portfolio 2029***
AST Bond Portfolio 2030
AST Bond Portfolio 2031
MFS® International Growth Portfolio (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
MFS® Technology Portfolio (Service Class)
MFS® Mid Cap Growth Series (Service Class)
MFS® New Discovery Series (Service Class)
MFS® Research Series (Service Class)
MFS® Total Return Bond Series (Service Class)
MFS® Total Return Series (Service Class)
MFS® Utilities Series (Service Class)
American Funds IS® Asset Allocation Fund (Class 4)¹
American Funds IS® Washington Mutual Investors Fund (Class 4)¹
American Funds IS® The Bond Fund of America (Class 4)¹
American Funds IS® Capital World Growth and Income Fund (Class 4)¹
American Funds IS® Global Small Capitalization Fund (Class 4)¹
American Funds IS® Growth Fund (Class 4)¹
American Funds IS® Growth-Income Fund (Class 4)¹
American Funds IS® International Fund (Class 4)¹
American Funds IS® New World Fund (Class 4)¹
BlackRock Advantage Large Cap Core V.I. Fund (Class III)
BlackRock Advantage Large Cap Value V.I. Fund (Class III)
BlackRock Capital Appreciation V.I. Fund (Class III)
BlackRock Equity Dividend V.I. Fund (Class III)
BlackRock Large Cap Focus Growth V.I. Fund (Class III)
Fidelity® VIP Balanced Portfolio (Service Class 2)
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
Fidelity® VIP Health Care Portfolio (Service Class 2)
BlackRock Basic Value V.I. Fund (Class III)
AST Bond Portfolio 2032
PSF Global Portfolio (Class III)
PSF Mid-Cap Growth Portfolio (Class III)*
PSF Natural Resources Portfolio (Class III)*
PSF PGIM 50/50 Balanced Portfolio (Class III)
PSF PGIM Flexible Managed Portfolio (Class III)
PSF PGIM Government Income Portfolio (Class III)*
PSF PGIM High Yield Bond Portfolio (Class III)
PSF PGIM Jennison Blend Portfolio (Class III)
PSF PGIM Jennison Growth Portfolio (Class III)
PSF PGIM Jennison Value Portfolio (Class III)
PSF PGIM Total Return Bond Portfolio (Class III)
PSF Small-Cap Stock Index Portfolio (Class III)
PSF Stock Index Portfolio (Class III)
A108

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

MFS® Investors Trust Series (Service Class)
MFS® International Intrinsic Value Portfolio (Initial Class)
MFS® Mid Cap Growth Series (Initial Class)
Western Asset Core Plus VIT Portfolio (Class I)
ClearBridge Variable Small Cap Growth Portfolio (Class I)
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
Fidelity® VIP Mid Cap Portfolio (Initial Class)
Fidelity® VIP Emerging Markets Portfolio (Initial Class)
Dimensional VA U.S. Targeted Value Portfolio
BlackRock Large Cap Focus Growth V.I. Fund (Class I)
American Funds IS® U.S. Government Securities Fund (Class 1)¹
American Funds IS® The Bond Fund of America (Class 1)¹
Vanguard VIF International Portfolio²
Vanguard VIF Diversified Value Portfolio²
Vanguard VIF Total International Stock Market Index Portfolio²
Vanguard VIF Mid-Cap Index Portfolio²
Vanguard VIF Equity Index Portfolio²
MFS® Total Return Bond Series (Initial Class)
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
MFS® New Discovery Series (Initial Class)
ClearBridge Variable Dividend Strategy Portfolio (Class I)
MFS® Utilities Series (Initial Class)
Vanguard VIF Real Estate Index Portfolio²
Vanguard VIF Total Bond Market Index Portfolio²
Vanguard VIF Equity Income Portfolio²
Vanguard VIF High Yield Bond Portfolio²
Vanguard VIF Short-Term Investment Grade Portfolio²
PSF Natural Resources Portfolio (Class I)*
Vanguard VIF Total Stock Market Index Portfolio²
Vanguard VIF Balanced Portfolio²
Vanguard VIF Growth Portfolio²
Dimensional VA International Value Portfolio
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)***
American Funds IS® Washington Mutual Investors Fund (Class 1)¹
American Funds IS® Growth Fund (Class 1)¹
American Funds IS® Growth-Income Fund (Class 1)¹
Fidelity® VIP Technology Portfolio (Initial Class)
MFS® Value Series (Service Class)
PSF PGIM Government Money Market Portfolio (Class III)
MFS® Value Series (Initial Class)
American Funds IS® Ultra-Short Bond Fund (Class 1)¹
BlackRock Advantage Large Cap Core V.I. Fund (Class I)
BlackRock Basic Value V.I. Fund (Class I)
Dimensional VA International Small Portfolio
Dimensional VA U.S. Large Value Portfolio
Fidelity® VIP Strategic Income Portfolio (Initial Class)**
ClearBridge Variable Appreciation Portfolio (Class I)**
MFS® Technology Portfolio (Initial Class)
A109

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

BlackRock Equity Dividend V.I. Fund (Class I)
Fidelity® VIP Financials Portfolio (Initial Class)
Fidelity® VIP Health Care Portfolio (Initial Class)
AST Bond Portfolio 2034
Fidelity® VIP Contrafund℠ Portfolio (Initial Class)
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)
Fidelity® VIP Growth Portfolio (Initial Class)
Fidelity® VIP High Income Portfolio (Initial Class)
ClearBridge Variable Mid Cap Portfolio (Class I)
Vanguard VIF Capital Growth Portfolio²
AST Bond Portfolio 2035
Fidelity® VIP Industrials Portfolio (Initial Class)
AST Bond Portfolio 2036**
American Funds IS® Asset Allocation Fund (Class 1)**¹
AST Bond Portfolio 2033**
BlackRock Capital Appreciation V.I. Fund (Class I)**
BlackRock Global Allocation V.I. Fund (Class I)**
PSF PGIM 50/50 Balanced Portfolio (Class I)**
Dimensional VA Global Bond Portfolio**
Dimensional VA Global Moderate Allocation Portfolio**
Dimensional VA Short-Term Fixed Portfolio**
Fidelity® VIP Balanced Portfolio (Initial Class)**
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)**
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)**
Fidelity® VIP Utilities Portfolio (Initial Class)**
PSF PGIM Flexible Managed Portfolio (Class I)**
PSF PGIM Government Income Portfolio (Class I)*
ClearBridge Variable Growth Portfolio (Class I)**
ClearBridge Variable Large Cap Growth Portfolio (Class I)**
Franklin Multi-Asset Variable Conservative Growth Fund (Class I)**
Franklin Multi-Asset Variable Growth Fund (Class I)**
Franklin Multi-Asset Variable Moderate Growth Fund (Class I)**
Western Asset Variable Global High Yield Bond Portfolio (Class I)**
MFS® Investors Trust Series (Initial Class)**
MFS® Total Return Series (Initial Class)**
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)**
Vanguard VIF Global Bond Index Portfolio**²
Vanguard VIF Conservative Allocation Portfolio**²
Vanguard VIF Moderate Allocation Portfolio**²
Allspring VT Small Cap Growth Fund (Class 1)**

¹	IS - Insurance Series
²	VIF - Variable Insurance Funds

*	Subaccount merged during the period ended December 31, 2025.
**	Subaccount was available for investment but had no assets as of December 31, 2025, and had no activity during 2025.
***	Subaccount was available for investment but had no assets as of December 31, 2025.
****	Subaccount liquidated during the period ended December 31, 2025.

A110

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)
The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2025 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
January 10, 2025	AST Emerging Markets Equity Portfolio	AST International Equity Portfolio
January 24, 2025	AST ClearBridge Dividend Growth Portfolio	AST Large-Cap Equity Portfolio
January 24, 2025	AST MFS Global Equity Portfolio	AST Large-Cap Equity Portfolio
January 24, 2025	AST T. Rowe Price Natural Resources Portfolio	AST Large-Cap Equity Portfolio
January 24, 2025	AST Cohen & Steers Realty Portfolio	AST Large-Cap Equity Portfolio
February 7, 2025	AST Global Bond Portfolio	AST Core Fixed Income Portfolio
February 7, 2025	AST High Yield Portfolio	AST Core Fixed Income Portfolio
April 11, 2025	PSF Natural Resources Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)
April 11, 2025	PSF Natural Resources Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)
April 11, 2025	PSF Mid-Cap Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)
April 11, 2025	PSF Mid-Cap Growth Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)
April 25, 2025	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)
April 25, 2025	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to risks which may be interrelated and include, but are not limited to, the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

The Account is an independent accounting entity established by the resolution of the insurance company’s board of directors or trustees to engage in a single line of business for the insurance company’s variable contracts. The Account is comprised of multiple subaccounts to invest in its specific corresponding Portfolio. Each subaccount of the Account constitutes a single reportable segment because its separate financial information is available, regularly evaluated and used by the chief operating decision maker (“CODM”) to measure the segment’s performance, and also to assess the allocation of resources across the segments. The accounting policies of the segments is the same as those described in Note 2: Significant Accounting Policies.

The Account’s CODM is a group of executives that include the chief financial officer, the life company investment committee and the business leaders associated with each Account. Overall business decisions for the Account are made by this group of executives, including the investment strategy, capital allocation and expense structure of each subaccount, in accordance with the contract and applicable regulations. The measure of segment profit or loss is reported on the Statements of Operations as “Net Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as “Net Assets” on the Statements of Net Assets. Due to the nature of the business, the segment’s significant expenses are charges for mortality and expense risk, charges for administration and/or reimbursement for excess expenses which are reported separately on the Statements of Operations and/or Statements of Changes in Net Assets.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that
A111

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)
affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2025, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2025 were as follows:
A112

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$813,461	$1,279,405
PSF PGIM Total Return Bond Portfolio (Class I)	247,174	1,697,110
PSF PGIM Jennison Blend Portfolio (Class I)	92,724	3,918,734
PSF PGIM Jennison Value Portfolio (Class I)	371,924	2,629,798
PSF PGIM High Yield Bond Portfolio (Class I)	114,297	1,212,639
PSF Stock Index Portfolio (Class I)	820,204	10,641,197
PSF Global Portfolio (Class I)	260,905	1,026,025
PSF PGIM Jennison Growth Portfolio (Class I)	4,408,966	5,371,150
PSF Small-Cap Stock Index Portfolio (Class I)	282,738	2,834,379
T. Rowe Price International Stock Portfolio	8,739	219,766
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	7,973	743,893
Invesco V.I. Core Equity Fund (Series I)	4,821	1,042,569
Janus Henderson VIT Research Portfolio (Institutional Shares)	8,046	949,232
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	12,485	679,009
MFS® Research Series (Initial Class)	3,658	154,569
MFS® Growth Series (Initial Class)	38,339	1,448,846
LVIP American Century Value Fund (Standard Class II)	3,036	297,072
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	16,586	250,991
Davis Equity Portfolio	1,420	103,799
AB VPS Large Cap Growth Portfolio (Class B)	11,805	40,292
Janus Henderson VIT Research Portfolio (Service Shares)	3,817	136,935
PSF Mid-Cap Growth Portfolio (Class I)	44,315	4,478,254
AST Cohen & Steers Realty Portfolio	378,745	26,540,042
AST J.P. Morgan Conservative Multi-Asset Portfolio	31,052,734	72,392,771
AST High Yield Portfolio	135,797	22,348,431
AST Large-Cap Value Portfolio	10,641,654	30,167,213
AST T. Rowe Price Natural Resources Portfolio	1,145,455	15,567,972
AST MFS Global Equity Portfolio	193,933	25,439,401
AST Aggressive Asset Allocation Portfolio	45,003,969	160,479,858
AST Multi-Asset Diversified Plus Portfolio	17,423,235	36,417,903
AST Balanced Asset Allocation Portfolio	46,290,222	351,926,751
AST Preservation Asset Allocation Portfolio	36,653,451	75,383,994
AST PGIM Aggressive Multi-Asset Portfolio	61,994,270	209,227,661
AST Multi-Asset Diversified Portfolio	11,087,769	88,000,618
AST Large-Cap Growth Portfolio	15,023,224	64,099,222
AST Government Money Market Portfolio	54,231,098	66,203,454
AST Small-Cap Equity Portfolio	8,524,815	13,705,500
AST International Equity Portfolio	28,991,000	21,762,191
AST Investment Grade Bond Portfolio	471,401,315	592,427,071
AST Core Fixed Income Portfolio	69,627,769	61,550,628
AST Emerging Markets Equity Portfolio	119,529	18,443,316
AST J.P. Morgan Moderate Multi-Asset Portfolio	9,271,548	35,724,423
ProFund VP Consumer Discretionary	49,177	83,796
ProFund VP Consumer Staples	37,947	35,442
ProFund VP Financials	41,058	54,015
ProFund VP Health Care	79,411	87,093
ProFund VP Industrials	70,815	54,908
A113

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	Purchases	Sales
ProFund VP Mid-Cap Growth	$23,096	$42,430
ProFund VP Mid-Cap Value	19,355	68,876
ProFund VP Real Estate	33,645	21,841
ProFund VP Small-Cap Growth	12,759	39,474
ProFund VP Small-Cap Value	23,467	63,009
ProFund VP Communication Services	2,031	10,838
ProFund VP Utilities	27,988	49,154
ProFund VP Large-Cap Growth	40,369	26,908
ProFund VP Large-Cap Value	28,481	53,620
Allspring VT Discovery All Cap Growth Fund (Class 1)	—	91,669
AST Quantitative Modeling Portfolio	1,120,002	19,163,799
Allspring VT Opportunity Fund (Class 1)	—	23,274
AST ClearBridge Dividend Growth Portfolio	146,851	20,869,759
AST Multi-Sector Fixed Income Portfolio	5,994,079	197,969,615
AST Large-Cap Equity Portfolio	97,374,072	27,967,481
AST Bond Portfolio 2025	1,722,620	5,013,393
AST J.P. Morgan Aggressive Multi-Asset Portfolio	54,921,008	98,051,883
AST Bond Portfolio 2026	2,739,515	2,378,217
AST Global Bond Portfolio	301,605	18,767,614
BlackRock Global Allocation V.I. Fund (Class III)	247,782	1,568,244
AST Bond Portfolio 2027	409,724	277,042
NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)	12,893	56,159
AST Bond Portfolio 2028	19,784	787,917
AST Bond Portfolio 2029	3,562	3,537
AST Bond Portfolio 2030	225,183	426,332
AST Bond Portfolio 2031	1,312,829	3,130,904
MFS® International Growth Portfolio (Service Class)	1,608,249	273,030
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	125,517	88,132
MFS® Technology Portfolio (Service Class)	986,500	1,350,292
MFS® Mid Cap Growth Series (Service Class)	451,669	406,149
MFS® New Discovery Series (Service Class)	7,742	26,436
MFS® Research Series (Service Class)	20,719	111,213
MFS® Total Return Bond Series (Service Class)	2,319,283	1,456,848
MFS® Total Return Series (Service Class)	1,736,818	287,151
MFS® Utilities Series (Service Class)	677,505	563,685
American Funds IS® Asset Allocation Fund (Class 4)	2,304,525	623,911
American Funds IS® Washington Mutual Investors Fund (Class 4)	1,373,436	585,152
American Funds IS® The Bond Fund of America (Class 4)	1,148,770	1,329,273
American Funds IS® Capital World Growth and Income Fund (Class 4)	505,384	142,154
American Funds IS® Global Small Capitalization Fund (Class 4)	171,502	7,528
American Funds IS® Growth Fund (Class 4)	2,688,319	1,889,526
American Funds IS® Growth-Income Fund (Class 4)	1,005,799	369,003
American Funds IS® International Fund (Class 4)	120,533	89,019
American Funds IS® New World Fund (Class 4)	132,915	205,162
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	294,640	286,641
BlackRock Advantage Large Cap Value V.I. Fund (Class III)	208,461	120,186
BlackRock Capital Appreciation V.I. Fund (Class III)	127,666	220,444
A114

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	Purchases	Sales
BlackRock Equity Dividend V.I. Fund (Class III)	$523,199	$257,478
BlackRock Large Cap Focus Growth V.I. Fund (Class III)	350,539	497,888
Fidelity® VIP Balanced Portfolio (Service Class 2)	1,071,071	1,607,083
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	1,404,475	1,916,233
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	3,163,913	2,577,207
Fidelity® VIP Health Care Portfolio (Service Class 2)	495,700	658,905
BlackRock Basic Value V.I. Fund (Class III)	177,023	163,090
AST Bond Portfolio 2032	3,300,837	2,983,237
PSF Global Portfolio (Class III)	112,063	15,586
PSF Mid-Cap Growth Portfolio (Class III)	26,651	506,865
PSF Natural Resources Portfolio (Class III)	241,867	4,097,335
PSF PGIM 50/50 Balanced Portfolio (Class III)	543,470	440,267
PSF PGIM Flexible Managed Portfolio (Class III)	651,282	8,216,123
PSF PGIM Government Income Portfolio (Class III)	35,518	1,218,450
PSF PGIM High Yield Bond Portfolio (Class III)	1,271,161	284,199
PSF PGIM Jennison Blend Portfolio (Class III)	4,221,796	589,300
PSF PGIM Jennison Growth Portfolio (Class III)	1,740,107	672,917
PSF PGIM Jennison Value Portfolio (Class III)	779,690	145,691
PSF PGIM Total Return Bond Portfolio (Class III)	3,054,801	1,003,925
PSF Small-Cap Stock Index Portfolio (Class III)	846,175	451,162
PSF Stock Index Portfolio (Class III)	3,874,449	1,693,347
MFS® Investors Trust Series (Service Class)	208,159	63,572
MFS® International Intrinsic Value Portfolio (Initial Class)	8,973	48,114
MFS® Mid Cap Growth Series (Initial Class)	12	12,080
Western Asset Core Plus VIT Portfolio (Class I)	—	1,620
ClearBridge Variable Small Cap Growth Portfolio (Class I)	40,890	42,585
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	16,800	2,590
Fidelity® VIP Mid Cap Portfolio (Initial Class)	3,745	22,285
Fidelity® VIP Emerging Markets Portfolio (Initial Class)	50,928	76,198
Dimensional VA U.S. Targeted Value Portfolio	844	15,339
BlackRock Large Cap Focus Growth V.I. Fund (Class I)	3,488	35,085
American Funds IS® U.S. Government Securities Fund (Class 1)	17,763	83,840
American Funds IS® The Bond Fund of America (Class 1)	11,354	57,879
Vanguard VIF International Portfolio	79,668	137,062
Vanguard VIF Diversified Value Portfolio	2,603	19,911
Vanguard VIF Total International Stock Market Index Portfolio	398	42,014
Vanguard VIF Mid-Cap Index Portfolio	—	12,415
Vanguard VIF Equity Index Portfolio	—	45
MFS® Total Return Bond Series (Initial Class)	361	18,103
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	6,255	35,001
MFS® New Discovery Series (Initial Class)	1,454	22,463
ClearBridge Variable Dividend Strategy Portfolio (Class I)	300	9,656
MFS® Utilities Series (Initial Class)	407	7,872
Vanguard VIF Real Estate Index Portfolio	3,774	9,122
Vanguard VIF Total Bond Market Index Portfolio	—	264
Vanguard VIF Equity Income Portfolio	36	37,338
Vanguard VIF High Yield Bond Portfolio	3,977	7,825
A115

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	Purchases	Sales
Vanguard VIF Short-Term Investment Grade Portfolio	$8,371	$9,841
PSF Natural Resources Portfolio (Class I)	—	29,761
Vanguard VIF Total Stock Market Index Portfolio	—	1,140
Vanguard VIF Balanced Portfolio	—	47
Vanguard VIF Growth Portfolio	1,736	42,335
Dimensional VA International Value Portfolio	11,223	138,953
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	—	63,204
American Funds IS® Washington Mutual Investors Fund (Class 1)	—	385
American Funds IS® Growth Fund (Class 1)	—	129,364
American Funds IS® Growth-Income Fund (Class 1)	574	75,606
Fidelity® VIP Technology Portfolio (Initial Class)	140	6,175
MFS® Value Series (Service Class)	1,179,460	752,455
PSF PGIM Government Money Market Portfolio (Class III)	44,865,097	43,349,994
MFS® Value Series (Initial Class)	3,693	1,198
American Funds IS® Ultra-Short Bond Fund (Class 1)	64,079	125,897
BlackRock Advantage Large Cap Core V.I. Fund (Class I)	173	101,934
BlackRock Basic Value V.I. Fund (Class I)	119,786	148,522
Dimensional VA International Small Portfolio	3,798	17,182
Dimensional VA U.S. Large Value Portfolio	—	219
Fidelity® VIP Strategic Income Portfolio (Initial Class)	—	—
ClearBridge Variable Appreciation Portfolio (Class I)	—	—
MFS® Technology Portfolio (Initial Class)	2,918	62,674
BlackRock Equity Dividend V.I. Fund (Class I)	101	8,688
Fidelity® VIP Financials Portfolio (Initial Class)	950	4,188
Fidelity® VIP Health Care Portfolio (Initial Class)	3,203	597
AST Bond Portfolio 2034	1,708,082	1,610,421
Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	138,022	164,404
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	—	557
Fidelity® VIP Growth Portfolio (Initial Class)	85,470	109,644
Fidelity® VIP High Income Portfolio (Initial Class)	107,960	123,586
ClearBridge Variable Mid Cap Portfolio (Class I)	40,405	40,581
Vanguard VIF Capital Growth Portfolio	4,294	77,608
AST Bond Portfolio 2035	118,868	79,690
Fidelity® VIP Industrials Portfolio (Initial Class)	4,200	24

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of
A116

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)
Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The subaccounts of the Account indirectly bear the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

Pruco Life of New Jersey sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units outstanding, the ranges of lowest to highest unit values, the net assets, the investment income ratio, expense ratios, and total returns are presented for the products offered by Pruco Life of New Jersey and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life of New Jersey.
A117

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2025	2,789	$0.97	to	$11.43	$3,784	3.97%	0.40%	to	1.75%	2.25%	to	3.63%
December 31, 2024	3,256	$0.95	to	$11.03	$4,082	4.90%	0.40%	to	1.75%	3.18%	to	4.59%
December 31, 2023	3,422	$0.92	to	$10.55	$4,155	4.76%	0.40%	to	1.75%	3.08%	to	4.46%
December 31, 2022	3,688	$0.89	to	$10.10	$4,331	1.31%	0.40%	to	1.75%	-0.33%	to	0.98%
December 31, 2021	5,032	$0.89	to	$9.67	$5,656	0.04%	1.00%	to	1.75%	-1.62%	to	-0.95%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2025	1,966	$2.56	to	$10.33	$6,220	0.00%	0.40%	to	1.40%	6.31%	to	7.37%
December 31, 2024	2,428	$2.41	to	$9.62	$7,160	0.00%	0.40%	to	1.40%	1.57%	to	2.59%
December 31, 2023	2,702	$2.37	to	$9.38	$7,564	0.00%	0.40%	to	1.40%	5.79%	to	6.84%
December 31, 2022	3,122	$2.24	to	$8.75	$8,122	0.00%	0.50%	to	1.40%	-15.99%	to	-15.24%
December 31, 2021	3,520	$2.67	to	$3.09	$10,866	0.00%	1.35%	to	1.40%	-2.13%	to	-2.08%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2025	1,890	$6.04	to	$9.98	$18,187	0.00%	1.35%	to	1.80%	16.43%	to	16.95%
December 31, 2024	2,307	$5.18	to	$8.54	$18,929	0.00%	1.35%	to	1.80%	24.07%	to	24.63%
December 31, 2023	2,734	$4.18	to	$6.86	$17,995	0.00%	1.35%	to	1.80%	30.18%	to	30.76%
December 31, 2022	2,642	$3.21	to	$5.25	$13,202	0.00%	1.35%	to	1.80%	-26.42%	to	-26.09%
December 31, 2021	2,882	$4.34	to	$7.10	$19,500	0.00%	1.35%	to	1.80%	18.23%	to	18.75%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2025	2,096	$4.53	to	$9.37	$15,196	0.00%	1.35%	to	1.80%	14.81%	to	15.32%
December 31, 2024	2,419	$3.95	to	$8.13	$15,161	0.00%	1.35%	to	1.80%	18.82%	to	19.35%
December 31, 2023	2,824	$3.32	to	$6.82	$14,759	0.00%	1.35%	to	1.80%	13.17%	to	13.67%
December 31, 2022	3,163	$2.93	to	$6.00	$14,637	0.00%	1.35%	to	1.80%	-9.52%	to	-9.12%
December 31, 2021	3,657	$3.24	to	$6.61	$18,510	0.00%	1.35%	to	1.80%	25.53%	to	26.09%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2025	939	$3.59	to	$23.89	$5,927	0.00%	0.40%	to	1.80%	6.98%	to	8.47%
December 31, 2024	1,112	$3.34	to	$22.24	$6,498	0.00%	0.40%	to	1.80%	6.68%	to	8.17%
December 31, 2023	1,362	$3.12	to	$20.77	$7,509	0.00%	0.40%	to	1.80%	9.85%	to	11.38%
December 31, 2022	1,544	$2.83	to	$18.83	$7,668	0.00%	0.40%	to	1.80%	-12.81%	to	-11.60%
December 31, 2021	1,782	$3.23	to	$21.51	$10,369	0.00%	0.40%	to	1.80%	6.02%	to	7.50%

	PSF Stock Index Portfolio (Class I)
December 31, 2025	2,912	$4.74	to	$27.25	$40,420	0.00%	0.35%	to	1.75%	15.54%	to	17.15%
December 31, 2024	3,531	$4.10	to	$23.31	$43,729	0.00%	0.35%	to	1.90%	22.27%	to	24.21%
December 31, 2023	4,080	$3.34	to	$18.80	$40,878	0.00%	0.35%	to	1.90%	23.53%	to	25.48%
December 31, 2022	4,646	$2.70	to	$15.02	$37,882	0.00%	0.35%	to	1.95%	-19.93%	to	-18.62%
December 31, 2021	5,180	$3.35	to	$18.49	$51,905	0.00%	0.35%	to	1.95%	25.78%	to	27.83%

	PSF Global Portfolio (Class I)
December 31, 2025	548	$3.00	to	$17.97	$3,196	0.00%	0.40%	to	1.75%	19.94%	to	21.55%
December 31, 2024	674	$2.50	to	$14.79	$3,316	0.00%	0.40%	to	1.75%	13.16%	to	14.69%
December 31, 2023	782	$2.20	to	$4.86	$3,403	0.00%	1.40%	to	1.75%	17.54%	to	17.95%
December 31, 2022	843	$1.87	to	$4.12	$3,131	0.00%	1.40%	to	1.75%	-20.19%	to	-19.91%
December 31, 2021	935	$2.34	to	$5.14	$4,338	0.00%	1.40%	to	1.75%	16.20%	to	16.60%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2025	2,244	$5.30	to	$22.95	$29,045	0.00%	0.40%	to	1.80%	12.25%	to	13.81%
December 31, 2024	2,101	$4.72	to	$20.16	$25,499	0.00%	0.40%	to	1.80%	28.55%	to	30.35%
December 31, 2023	2,429	$3.66	to	$15.47	$22,599	0.00%	0.40%	to	1.80%	50.80%	to	52.89%
December 31, 2022	2,721	$2.42	to	$7.12	$16,740	0.00%	1.35%	to	1.80%	-38.70%	to	-38.43%
December 31, 2021	3,016	$3.95	to	$11.56	$30,035	0.00%	1.35%	to	1.80%	13.96%	to	14.46%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2025	817	$7.57	to	$16.25	$9,871	0.00%	0.35%	to	1.90%	3.68%	to	5.32%
December 31, 2024	1,029	$7.26	to	$15.46	$11,898	0.00%	0.35%	to	1.90%	6.29%	to	7.97%
December 31, 2023	1,198	$6.79	to	$14.34	$12,925	0.00%	0.35%	to	1.90%	9.70%	to	15.33%
December 31, 2022	782	$5.94	to	$12.46	$7,513	0.00%	0.35%	to	1.90%	-17.96%	to	-16.67%
December 31, 2021	879	$7.20	to	$14.98	$10,220	0.00%	0.35%	to	1.90%	23.94%	to	25.90%
A118

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	T. Rowe Price International Stock Portfolio
December 31, 2025	300	$2.74	to	$2.74	$823	1.77%	1.40%	to	1.40%	16.78%	to	16.78%
December 31, 2024	377	$2.35	to	$2.35	$886	0.86%	1.40%	to	1.40%	1.82%	to	1.82%
December 31, 2023	458	$2.31	to	$2.31	$1,057	0.98%	1.40%	to	1.40%	14.64%	to	14.64%
December 31, 2022	487	$2.01	to	$2.01	$981	0.76%	1.40%	to	1.40%	-16.98%	to	-16.98%
December 31, 2021	554	$2.42	to	$2.42	$1,343	0.57%	1.40%	to	1.40%	-0.08%	to	-0.08%

	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
December 31, 2025	649	$7.09	to	$7.09	$4,601	1.62%	1.40%	to	1.40%	12.78%	to	12.78%
December 31, 2024	752	$6.29	to	$6.29	$4,728	1.81%	1.40%	to	1.40%	10.15%	to	10.15%
December 31, 2023	880	$5.71	to	$5.71	$5,024	2.09%	1.40%	to	1.40%	8.03%	to	8.03%
December 31, 2022	954	$5.28	to	$5.28	$5,039	1.85%	1.40%	to	1.40%	-4.67%	to	-4.67%
December 31, 2021	1,072	$5.54	to	$5.54	$5,942	1.55%	1.40%	to	1.40%	23.81%	to	23.81%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2025	949	$3.39	to	$6.69	$6,318	0.64%	1.40%	to	1.65%	14.28%	to	14.56%
December 31, 2024	1,108	$2.97	to	$5.84	$6,444	0.69%	1.40%	to	1.65%	23.56%	to	23.86%
December 31, 2023	1,249	$2.40	to	$4.71	$5,865	0.71%	1.40%	to	1.65%	21.37%	to	21.66%
December 31, 2022	1,404	$1.98	to	$3.87	$5,422	0.90%	1.40%	to	1.65%	-21.83%	to	-21.64%
December 31, 2021	1,561	$2.53	to	$4.94	$7,695	0.63%	1.40%	to	1.65%	25.67%	to	25.97%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2025	462	$5.04	to	$10.05	$4,632	0.12%	1.35%	to	1.40%	16.75%	to	16.81%
December 31, 2024	556	$4.32	to	$8.61	$4,780	0.03%	1.35%	to	1.40%	33.43%	to	33.50%
December 31, 2023	684	$3.23	to	$6.45	$4,405	0.15%	1.35%	to	1.40%	41.20%	to	41.27%
December 31, 2022	775	$2.29	to	$4.57	$3,527	0.71%	1.35%	to	1.40%	-30.86%	to	-30.82%
December 31, 2021	853	$3.31	to	$6.61	$5,623	0.10%	1.35%	to	1.40%	18.67%	to	18.73%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2025	559	$3.40	to	$6.35	$3,513	1.40%	1.35%	to	1.65%	26.79%	to	27.16%
December 31, 2024	674	$2.68	to	$4.99	$3,339	1.34%	1.35%	to	1.65%	4.11%	to	4.42%
December 31, 2023	757	$2.57	to	$4.78	$3,568	1.50%	1.35%	to	1.65%	9.08%	to	9.40%
December 31, 2022	845	$2.36	to	$4.37	$3,650	1.73%	1.35%	to	1.65%	-10.09%	to	-9.82%
December 31, 2021	961	$2.62	to	$4.85	$4,606	1.13%	1.35%	to	1.65%	11.74%	to	12.07%

	MFS® Research Series (Initial Class)
December 31, 2025	177	$7.78	to	$7.78	$1,376	0.96%	1.40%	to	1.40%	11.29%	to	11.29%
December 31, 2024	195	$6.99	to	$6.99	$1,366	0.61%	1.40%	to	1.40%	17.22%	to	17.22%
December 31, 2023	212	$5.96	to	$5.96	$1,265	0.52%	1.40%	to	1.40%	20.73%	to	20.73%
December 31, 2022	229	$4.94	to	$4.94	$1,131	0.49%	1.40%	to	1.40%	-18.35%	to	-18.35%
December 31, 2021	253	$6.05	to	$6.05	$1,532	0.54%	1.40%	to	1.40%	23.08%	to	23.08%

	MFS® Growth Series (Initial Class)
December 31, 2025	620	$6.11	to	$20.21	$6,837	0.00%	0.40%	to	1.40%	10.64%	to	11.75%
December 31, 2024	744	$5.52	to	$18.08	$7,411	0.00%	0.40%	to	1.40%	29.64%	to	30.94%
December 31, 2023	839	$4.26	to	$13.81	$6,457	0.00%	0.40%	to	1.40%	33.99%	to	35.32%
December 31, 2022	922	$3.18	to	$5.69	$5,239	0.00%	1.35%	to	1.40%	-32.58%	to	-32.54%
December 31, 2021	992	$4.71	to	$8.43	$8,360	0.00%	1.35%	to	1.40%	21.83%	to	21.88%

	LVIP American Century Value Fund (Standard Class II)
December 31, 2025	178	$6.10	to	$7.09	$1,260	1.50%	1.35%	to	1.40%	14.42%	to	14.48%
December 31, 2024	220	$5.33	to	$6.19	$1,362	2.77%	1.35%	to	1.40%	7.96%	to	8.02%
December 31, 2023	289	$4.93	to	$5.74	$1,655	2.37%	1.35%	to	1.40%	7.59%	to	7.65%
December 31, 2022	307	$4.58	to	$5.33	$1,634	2.05%	1.35%	to	1.40%	-0.85%	to	-0.79%
December 31, 2021	349	$4.62	to	$5.38	$1,877	1.75%	1.35%	to	1.40%	22.79%	to	22.85%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2025	239	$3.35	to	$6.01	$1,410	0.00%	1.35%	to	1.65%	0.85%	to	1.15%
December 31, 2024	274	$3.33	to	$5.94	$1,605	0.00%	1.35%	to	1.65%	9.22%	to	9.55%
December 31, 2023	333	$3.04	to	$5.43	$1,788	0.00%	1.35%	to	1.65%	24.69%	to	25.06%
December 31, 2022	355	$2.44	to	$4.34	$1,522	0.00%	1.35%	to	1.65%	-34.77%	to	-34.57%
December 31, 2021	371	$3.74	to	$6.64	$2,434	0.00%	1.35%	to	1.65%	8.23%	to	8.55%
A119

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Davis Equity Portfolio
December 31, 2025	177	$4.52	to	$4.58	$801	1.00%	1.35%	to	1.40%	25.48%	to	25.55%
December 31, 2024	200	$3.60	to	$3.65	$720	0.99%	1.35%	to	1.40%	16.42%	to	16.47%
December 31, 2023	263	$3.09	to	$3.13	$815	1.32%	1.35%	to	1.40%	30.80%	to	30.87%
December 31, 2022	296	$2.37	to	$2.39	$701	1.19%	1.35%	to	1.40%	-21.23%	to	-21.19%
December 31, 2021	350	$3.00	to	$3.04	$1,052	0.53%	1.35%	to	1.40%	16.22%	to	16.28%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2025	129	$4.29	to	$4.29	$553	0.00%	1.40%	to	1.40%	11.29%	to	11.29%
December 31, 2024	135	$3.86	to	$3.86	$520	0.00%	1.40%	to	1.40%	23.22%	to	23.22%
December 31, 2023	151	$3.13	to	$3.13	$473	0.00%	1.40%	to	1.40%	32.93%	to	32.93%
December 31, 2022	151	$2.35	to	$2.35	$357	0.00%	1.40%	to	1.40%	-29.67%	to	-29.67%
December 31, 2021	202	$3.35	to	$3.35	$677	0.00%	1.40%	to	1.40%	26.87%	to	26.87%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2025	97	$3.82	to	$8.69	$635	0.13%	1.40%	to	1.75%	16.07%	to	16.47%
December 31, 2024	122	$3.29	to	$7.46	$662	0.00%	1.40%	to	1.75%	32.63%	to	33.09%
December 31, 2023	139	$2.47	to	$5.60	$572	0.06%	1.40%	to	1.75%	40.36%	to	40.85%
December 31, 2022	149	$1.76	to	$3.98	$433	0.57%	1.40%	to	1.75%	-31.27%	to	-31.03%
December 31, 2021	150	$2.56	to	$5.77	$633	0.02%	1.40%	to	1.75%	17.98%	to	18.39%

	PSF Mid-Cap Growth Portfolio (Class I) (merged April 11, 2025)
December 31, 2025	—	$3.50	to	$7.88	$—	0.00%	1.35%	to	1.80%	-13.58%	to	-13.48%
December 31, 2024	713	$4.04	to	$9.11	$5,082	0.00%	1.35%	to	1.80%	12.22%	to	12.72%
December 31, 2023	890	$3.60	to	$8.09	$5,493	0.00%	1.35%	to	1.80%	21.37%	to	21.91%
December 31, 2022	985	$2.96	to	$6.64	$4,996	0.00%	1.35%	to	1.80%	-28.25%	to	-27.93%
December 31, 2021	1,140	$4.11	to	$9.21	$7,716	0.00%	1.35%	to	1.80%	8.73%	to	9.22%

	AST Cohen & Steers Realty Portfolio (merged January 24, 2025)
December 31, 2025	—	$12.45	to	$42.64	$—	0.00%	0.35%	to	2.30%	1.53%	to	1.67%
December 31, 2024	1,043	$12.25	to	$41.98	$25,733	0.00%	0.35%	to	2.30%	4.20%	to	6.29%
December 31, 2023	1,198	$11.56	to	$40.13	$28,587	0.00%	0.35%	to	2.30%	9.51%	to	11.69%
December 31, 2022	958	$10.38	to	$36.50	$20,919	0.00%	0.35%	to	2.30%	-27.08%	to	-25.62%
December 31, 2021	1,151	$14.00	to	$49.85	$35,680	0.00%	0.35%	to	2.30%	39.57%	to	42.35%

	AST J.P. Morgan Conservative Multi-Asset Portfolio
December 31, 2025	16,650	$12.04	to	$21.22	$288,880	0.00%	0.35%	to	2.40%	7.79%	to	9.99%
December 31, 2024	19,045	$11.06	to	$19.47	$302,777	0.00%	0.35%	to	2.40%	3.69%	to	5.82%
December 31, 2023	21,618	$10.56	to	$18.60	$328,877	0.00%	0.35%	to	2.40%	5.27%	to	9.97%
December 31, 2022	15,270	$12.74	to	$17.09	$214,523	0.00%	0.55%	to	2.40%	-17.70%	to	-16.19%
December 31, 2021	21,890	$15.35	to	$20.56	$371,842	0.00%	0.55%	to	2.40%	5.42%	to	7.35%

	AST High Yield Portfolio (merged February 7, 2025)
December 31, 2025	—	$11.54	to	$21.61	$—	0.00%	0.48%	to	2.30%	1.24%	to	1.43%
December 31, 2024	1,320	$11.38	to	$21.34	$21,892	0.00%	0.48%	to	2.30%	5.09%	to	7.05%
December 31, 2023	1,484	$10.65	to	$20.23	$23,207	0.00%	0.48%	to	2.30%	8.02%	to	10.03%
December 31, 2022	1,728	$9.70	to	$18.65	$24,966	0.00%	0.48%	to	2.30%	-13.55%	to	-11.94%
December 31, 2021	2,065	$11.03	to	$21.49	$34,203	0.00%	0.35%	to	2.30%	3.89%	to	5.96%

	AST Large-Cap Value Portfolio
December 31, 2025	4,326	$18.93	to	$50.98	$151,252	0.00%	0.35%	to	2.30%	13.38%	to	15.64%
December 31, 2024	4,939	$16.42	to	$44.78	$148,908	0.00%	0.35%	to	2.30%	7.39%	to	9.54%
December 31, 2023	4,436	$15.03	to	$41.54	$121,606	0.00%	0.35%	to	2.30%	7.23%	to	9.37%
December 31, 2022	4,834	$13.79	to	$38.58	$122,986	0.00%	0.35%	to	2.30%	-0.63%	to	1.35%
December 31, 2021	1,575	$13.65	to	$38.67	$42,500	0.00%	0.35%	to	2.30%	26.24%	to	28.76%

	AST T. Rowe Price Natural Resources Portfolio (merged January 24, 2025)
December 31, 2025	—	$11.97	to	$19.60	$—	0.00%	0.85%	to	2.55%	8.69%	to	8.81%
December 31, 2024	1,013	$11.00	to	$18.02	$13,249	0.00%	0.85%	to	2.55%	1.26%	to	2.97%
December 31, 2023	1,128	$10.68	to	$17.59	$14,424	0.00%	0.48%	to	2.55%	-3.38%	to	0.79%
December 31, 2022	1,413	$10.63	to	$17.60	$18,440	0.00%	0.48%	to	2.55%	3.46%	to	5.58%
December 31, 2021	2,270	$10.11	to	$16.82	$28,074	0.00%	0.48%	to	2.55%	20.72%	to	23.20%
A120

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST MFS Global Equity Portfolio (merged January 24, 2025)
December 31, 2025	—	$13.83	to	$36.85	$—	0.00%		0.35%	to	2.55%	2.91%	to	3.06%
December 31, 2024	928	$13.42	to	$35.79	$24,499	0.00%		0.35%	to	2.55%	2.88%	to	5.14%
December 31, 2023	1,033	$12.80	to	$34.59	$26,336	0.00%		0.35%	to	2.55%	11.19%	to	13.62%
December 31, 2022	1,149	$11.30	to	$30.93	$26,188	0.00%		0.35%	to	2.55%	-20.00%	to	-18.25%
December 31, 2021	1,380	$13.87	to	$38.43	$39,405	0.00%		0.35%	to	2.55%	13.94%	to	16.44%

	AST Aggressive Asset Allocation Portfolio
December 31, 2025	25,434	$26.20	to	$37.53	$742,959	0.00%		0.55%	to	2.55%	13.28%	to	15.53%
December 31, 2024	29,578	$22.89	to	$32.93	$753,206	0.00%		0.55%	to	2.55%	11.54%	to	13.77%
December 31, 2023	32,733	$20.30	to	$29.35	$742,209	0.00%		0.55%	to	2.55%	15.16%	to	17.44%
December 31, 2022	29,501	$17.44	to	$25.34	$581,842	0.00%		0.55%	to	2.55%	-18.97%	to	-17.36%
December 31, 2021	35,165	$21.30	to	$31.09	$843,786	0.00%		0.55%	to	2.55%	14.07%	to	16.33%

	AST Multi-Asset Diversified Plus Portfolio
December 31, 2025	8,338	$15.25	to	$21.24	$145,255	0.00%		0.55%	to	2.40%	10.89%	to	12.93%
December 31, 2024	9,425	$13.75	to	$19.07	$146,495	0.00%		0.55%	to	2.40%	5.17%	to	7.12%
December 31, 2023	10,655	$13.07	to	$18.05	$156,175	0.00%		0.55%	to	2.40%	7.64%	to	9.61%
December 31, 2022	11,135	$12.10	to	$16.70	$150,353	0.00%		0.55%	to	2.40%	-15.47%	to	-13.92%
December 31, 2021	16,045	$14.19	to	$19.67	$256,022	0.00%		0.55%	to	2.40%	9.80%	to	11.82%

	AST Balanced Asset Allocation Portfolio
December 31, 2025	76,888	$16.90	to	$30.39	$1,913,555	0.00%		0.35%	to	2.55%	11.51%	to	13.95%
December 31, 2024	89,337	$14.83	to	$26.90	$1,967,541	0.00%		0.35%	to	2.55%	9.10%	to	11.51%
December 31, 2023	43,543	$13.30	to	$24.51	$868,054	0.00%		0.35%	to	2.55%	12.90%	to	15.36%
December 31, 2022	45,250	$11.53	to	$21.58	$794,827	0.00%		0.35%	to	2.55%	-18.34%	to	-16.55%
December 31, 2021	36,045	$13.82	to	$26.27	$769,774	0.00%		0.35%	to	2.55%	10.04%	to	12.45%

	AST Preservation Asset Allocation Portfolio
December 31, 2025	14,163	$13.96	to	$21.63	$257,512	0.00%		0.35%	to	2.55%	8.56%	to	10.94%
December 31, 2024	16,279	$12.58	to	$19.54	$269,449	0.00%		0.35%	to	2.55%	5.11%	to	7.42%
December 31, 2023	18,154	$11.71	to	$18.26	$282,857	0.00%		0.35%	to	2.55%	9.01%	to	11.39%
December 31, 2022	19,280	$10.51	to	$16.52	$273,556	0.00%		0.35%	to	2.55%	-17.72%	to	-15.92%
December 31, 2021	27,147	$12.51	to	$19.81	$462,363	0.00%		0.35%	to	2.55%	3.60%	to	5.87%

	AST PGIM Aggressive Multi-Asset Portfolio
December 31, 2025	37,775	$14.38	to	$31.88	$964,486	0.00%		0.35%	to	2.55%	13.12%	to	15.59%
December 31, 2024	43,872	$12.57	to	$27.80	$976,700	0.00%		0.35%	to	2.55%	10.85%	to	13.29%
December 31, 2023	48,869	$11.21	to	$24.94	$973,871	0.00%		0.35%	to	2.55%	13.24%	to	17.65%
December 31, 2022	40,681	$10.87	to	$21.53	$708,500	0.00%		0.35%	to	2.55%	-20.33%	to	-18.58%
December 31, 2021	53,041	$13.35	to	$26.87	$1,145,059	0.00%		0.35%	to	2.55%	13.80%	to	16.29%

	AST Multi-Asset Diversified Portfolio
December 31, 2025	16,785	$22.12	to	$32.60	$434,707	0.00%		0.55%	to	2.40%	12.85%	to	14.92%
December 31, 2024	19,839	$14.71	to	$28.76	$449,688	0.00%		0.35%	to	2.40%	8.38%	to	10.61%
December 31, 2023	22,751	$13.30	to	$26.42	$472,004	0.00%		0.35%	to	2.40%	11.81%	to	14.08%
December 31, 2022	24,255	$11.66	to	$23.52	$447,362	0.00%		0.35%	to	2.40%	-18.58%	to	-16.91%
December 31, 2021	29,141	$14.03	to	$28.76	$653,220	0.00%		0.35%	to	2.40%	11.16%	to	13.43%

	AST Large-Cap Growth Portfolio
December 31, 2025	4,184	$24.71	to	$99.95	$255,841	0.00%		0.35%	to	2.30%	14.37%	to	16.65%
December 31, 2024	5,081	$21.25	to	$87.04	$265,128	0.00%		0.35%	to	2.30%	27.15%	to	29.70%
December 31, 2023	4,993	$16.44	to	$68.18	$200,814	0.00%		0.35%	to	2.30%	40.34%	to	43.13%
December 31, 2022	5,691	$11.52	to	$48.39	$167,757	0.00%		0.35%	to	2.30%	-34.74%	to	-33.44%
December 31, 2021	3,044	$17.36	to	$73.86	$138,185	0.00%		0.35%	to	2.30%	14.42%	to	16.70%

	AST Government Money Market Portfolio
December 31, 2025	3,655	$8.33	to	$11.24	$37,610	3.74%		0.48%	to	2.35%	1.40%	to	3.29%
December 31, 2024	4,730	$8.21	to	$10.88	$47,939	4.68%		0.48%	to	2.35%	2.34%	to	4.26%
December 31, 2023	6,079	$8.02	to	$10.44	$58,570	4.52%		0.48%	to	2.30%	2.27%	to	4.12%
December 31, 2022	6,937	$7.84	to	$10.02	$64,680	1.32%		0.48%	to	2.30%	-1.05%	to	0.74%
December 31, 2021	5,069	$7.73	to	$9.95	$47,531	0.00%	(1)	0.48%	to	2.45%	-2.45%	to	-0.48%
A121

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Equity Portfolio
December 31, 2025	2,037	$16.20	to	$55.58	$73,858	0.00%		0.35%	to	2.30%	4.94%	to	7.03%
December 31, 2024	2,180	$15.18	to	$52.75	$74,001	0.00%		0.35%	to	2.30%	12.20%	to	14.46%
December 31, 2023	1,383	$13.30	to	$46.83	$40,274	0.00%		0.35%	to	2.30%	14.41%	to	16.69%
December 31, 2022	1,364	$11.44	to	$40.77	$34,937	0.00%		0.35%	to	2.30%	-29.24%	to	-27.83%
December 31, 2021	910	$15.89	to	$57.39	$34,016	0.00%		0.35%	to	2.30%	2.13%	to	4.17%

	AST International Equity Portfolio
December 31, 2025	2,941	$14.94	to	$35.21	$77,523	0.00%		0.48%	to	2.55%	29.54%	to	32.20%
December 31, 2024	2,515	$11.44	to	$27.03	$50,065	0.00%		0.48%	to	2.55%	2.82%	to	4.95%
December 31, 2023	2,747	$11.04	to	$26.13	$52,524	0.00%		0.48%	to	2.55%	11.33%	to	17.19%
December 31, 2022	1,152	$11.24	to	$22.62	$19,425	0.00%		0.48%	to	2.55%	-30.46%	to	-29.03%
December 31, 2021	1,242	$15.87	to	$32.34	$30,197	0.00%		0.48%	to	2.55%	9.70%	to	11.96%

	AST Investment Grade Bond Portfolio
December 31, 2025	23,797	$11.40	to	$19.66	$360,724	0.00%		0.35%	to	1.95%	6.45%	to	8.19%
December 31, 2024	31,782	$10.71	to	$18.31	$446,391	0.00%		0.35%	to	1.95%	-0.04%	to	1.59%
December 31, 2023	46,385	$10.71	to	$18.17	$626,248	0.00%		0.35%	to	1.95%	4.42%	to	6.12%
December 31, 2022	79,260	$10.26	to	$17.26	$990,546	0.00%		0.35%	to	1.95%	-15.50%	to	-14.12%
December 31, 2021	4,367	$12.14	to	$20.26	$72,288	0.00%		0.85%	to	2.25%	-4.37%	to	-3.00%

	AST Core Fixed Income Portfolio
December 31, 2025	21,661	$9.66	to	$14.86	$278,094	0.00%		0.48%	to	2.55%	4.49%	to	6.64%
December 31, 2024	20,718	$9.14	to	$13.94	$251,051	0.00%		0.35%	to	2.55%	-1.10%	to	1.08%
December 31, 2023	21,792	$9.14	to	$13.82	$263,894	0.00%		0.35%	to	2.55%	3.71%	to	5.98%
December 31, 2022	22,452	$8.71	to	$13.07	$258,910	0.00%		0.35%	to	2.55%	-18.36%	to	-13.22%
December 31, 2021	9,539	$10.73	to	$15.71	$134,962	0.00%		0.35%	to	2.30%	-4.49%	to	-2.58%

	AST Emerging Markets Equity Portfolio (merged January 10, 2025)
December 31, 2025	—	$7.88	to	$13.26	$—	0.00%		0.48%	to	2.55%	-1.46%	to	-1.41%
December 31, 2024	1,919	$8.00	to	$13.46	$18,582	0.00%		0.48%	to	2.55%	2.03%	to	4.15%
December 31, 2023	2,022	$7.81	to	$13.11	$18,915	0.00%		0.48%	to	2.55%	9.53%	to	11.78%
December 31, 2022	2,122	$7.10	to	$11.90	$17,968	0.00%		0.48%	to	2.55%	-23.66%	to	-22.09%
December 31, 2021	2,906	$9.27	to	$15.50	$31,634	0.00%		0.48%	to	2.55%	-2.30%	to	-0.29%

	AST J.P. Morgan Moderate Multi-Asset Portfolio
December 31, 2025	7,051	$19.14	to	$28.66	$159,223	0.00%		0.55%	to	2.40%	9.89%	to	11.91%
December 31, 2024	8,255	$17.42	to	$25.96	$167,148	0.00%		0.55%	to	2.40%	7.25%	to	9.23%
December 31, 2023	9,238	$16.24	to	$24.10	$173,134	0.00%		0.55%	to	2.40%	11.22%	to	13.26%
December 31, 2022	9,553	$14.61	to	$21.57	$159,934	0.00%		0.55%	to	2.40%	-18.92%	to	-17.44%
December 31, 2021	11,794	$18.01	to	$26.49	$240,890	0.00%		0.55%	to	2.40%	9.78%	to	11.80%

	ProFund VP Consumer Discretionary
December 31, 2025	12	$18.39	to	$47.89	$560	0.00%		0.35%	to	1.50%	3.95%	to	5.14%
December 31, 2024	12	$17.49	to	$46.07	$560	0.00%		0.35%	to	1.50%	22.59%	to	24.00%
December 31, 2023	14	$14.10	to	$44.25	$503	0.00%		0.35%	to	1.50%	30.11%	to	31.59%
December 31, 2022	16	$10.72	to	$33.69	$460	0.00%		0.35%	to	1.50%	-32.54%	to	-31.77%
December 31, 2021	15	$15.71	to	$49.48	$615	0.00%		0.35%	to	1.50%	8.60%	to	9.84%

	ProFund VP Consumer Staples
December 31, 2025	3	$25.83	to	$25.83	$71	0.97%		1.50%	to	1.50%	-1.65%	to	-1.65%
December 31, 2024	3	$26.26	to	$26.26	$69	1.51%		1.50%	to	1.50%	8.72%	to	8.72%
December 31, 2023	3	$24.16	to	$24.16	$64	0.22%		1.50%	to	1.50%	2.39%	to	2.39%
December 31, 2022	3	$23.59	to	$23.59	$64	0.05%		1.50%	to	1.50%	-25.81%	to	-25.81%
December 31, 2021	3	$31.80	to	$31.80	$97	0.43%		1.50%	to	1.50%	17.88%	to	17.88%

	ProFund VP Financials
December 31, 2025	15	$21.93	to	$23.51	$344	0.01%	(1)	1.50%	to	1.90%	10.80%	to	11.24%
December 31, 2024	15	$19.80	to	$21.14	$319	0.27%		1.50%	to	1.90%	26.04%	to	26.54%
December 31, 2023	18	$15.71	to	$16.70	$295	0.48%		1.50%	to	1.90%	11.77%	to	12.21%
December 31, 2022	18	$14.05	to	$14.89	$263	0.09%		1.50%	to	1.90%	-16.72%	to	-16.39%
December 31, 2021	20	$16.87	to	$17.81	$347	0.35%		1.50%	to	1.90%	27.68%	to	28.18%
A122

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Health Care
December 31, 2025	10	$37.73	to	$40.45	$387	0.00%	(1)	1.50%	to	1.90%	10.47%	to	10.90%
December 31, 2024	10	$34.16	to	$36.47	$347	0.06%		1.50%	to	1.90%	-1.07%	to	-0.68%
December 31, 2023	9	$34.53	to	$41.40	$329	0.00%		0.55%	to	1.90%	-1.05%	to	0.27%
December 31, 2022	10	$34.89	to	$41.29	$362	0.00%		0.55%	to	1.90%	-7.77%	to	-6.54%
December 31, 2021	12	$15.28	to	$44.18	$494	0.04%		0.35%	to	1.90%	19.27%	to	21.11%

	ProFund VP Industrials
December 31, 2025	14	$32.18	to	$34.50	$473	0.00%		1.50%	to	1.90%	15.07%	to	15.52%
December 31, 2024	13	$27.97	to	$29.86	$392	0.18%		1.50%	to	1.90%	13.30%	to	13.75%
December 31, 2023	14	$24.68	to	$26.25	$371	0.00%		1.50%	to	1.90%	14.13%	to	14.58%
December 31, 2022	15	$21.63	to	$22.91	$335	0.00%		1.50%	to	1.90%	-17.17%	to	-16.85%
December 31, 2021	17	$26.11	to	$27.55	$456	0.00%		1.50%	to	1.90%	14.23%	to	14.68%

	ProFund VP Mid-Cap Growth
December 31, 2025	3	$28.37	to	$30.41	$79	0.00%		1.50%	to	1.90%	3.70%	to	4.11%
December 31, 2024	3	$27.36	to	$29.21	$94	0.00%		1.50%	to	1.90%	11.76%	to	12.20%
December 31, 2023	4	$24.48	to	$26.03	$95	0.00%		1.50%	to	1.90%	13.41%	to	13.86%
December 31, 2022	4	$21.58	to	$22.87	$85	0.00%		1.50%	to	1.90%	-21.83%	to	-21.52%
December 31, 2021	5	$27.61	to	$29.13	$137	0.00%		1.50%	to	1.90%	14.79%	to	15.24%

	ProFund VP Mid-Cap Value
December 31, 2025	6	$25.98	to	$27.85	$172	0.29%		1.50%	to	1.90%	3.87%	to	4.28%
December 31, 2024	8	$25.01	to	$26.71	$211	0.25%		1.50%	to	1.90%	7.79%	to	8.21%
December 31, 2023	9	$23.20	to	$24.68	$225	0.31%		1.50%	to	1.90%	11.34%	to	11.78%
December 31, 2022	9	$20.84	to	$22.08	$197	0.14%		1.50%	to	1.90%	-10.16%	to	-9.80%
December 31, 2021	11	$23.20	to	$24.48	$272	0.26%		1.50%	to	1.90%	26.14%	to	26.63%

	ProFund VP Real Estate
December 31, 2025	11	$15.52	to	$15.52	$166	1.50%		1.50%	to	1.50%	-0.85%	to	-0.85%
December 31, 2024	10	$15.66	to	$15.66	$153	1.44%		1.50%	to	1.50%	2.01%	to	2.01%
December 31, 2023	11	$15.35	to	$15.35	$162	1.20%		1.50%	to	1.50%	8.11%	to	8.11%
December 31, 2022	10	$14.20	to	$14.20	$136	0.75%		1.50%	to	1.50%	-27.64%	to	-27.64%
December 31, 2021	10	$19.62	to	$19.62	$196	0.03%		1.50%	to	1.50%	35.05%	to	35.05%

	ProFund VP Small-Cap Growth
December 31, 2025	2	$27.92	to	$29.93	$50	0.00%		1.50%	to	1.90%	1.68%	to	2.08%
December 31, 2024	3	$27.46	to	$29.32	$74	0.00%		1.50%	to	1.90%	5.78%	to	6.20%
December 31, 2023	3	$25.96	to	$27.61	$78	0.00%		1.50%	to	1.90%	13.05%	to	13.50%
December 31, 2022	3	$22.96	to	$24.33	$68	0.00%		1.50%	to	1.90%	-23.86%	to	-23.56%
December 31, 2021	3	$30.16	to	$31.82	$104	0.00%		1.50%	to	1.90%	18.39%	to	18.86%

	ProFund VP Small-Cap Value
December 31, 2025	5	$24.17	to	$25.91	$131	0.39%		1.50%	to	1.90%	3.04%	to	3.44%
December 31, 2024	6	$23.46	to	$25.05	$161	0.37%		1.50%	to	1.90%	3.89%	to	4.30%
December 31, 2023	8	$22.58	to	$24.01	$187	0.02%		1.50%	to	1.90%	10.84%	to	11.27%
December 31, 2022	8	$20.37	to	$21.58	$165	0.00%	(1)	1.50%	to	1.90%	-14.04%	to	-13.71%
December 31, 2021	9	$23.70	to	$25.01	$228	0.08%		1.50%	to	1.90%	26.16%	to	26.66%

	ProFund VP Communication Services
December 31, 2025	1	$22.48	to	$22.48	$15	0.00%		1.50%	to	1.50%	19.13%	to	19.13%
December 31, 2024	1	$18.87	to	$18.87	$20	0.00%		1.50%	to	1.50%	30.67%	to	30.67%
December 31, 2023	2	$14.44	to	$14.44	$23	0.94%		1.50%	to	1.50%	29.87%	to	29.87%
December 31, 2022	2	$11.12	to	$11.12	$21	1.86%		1.50%	to	1.50%	-22.38%	to	-22.38%
December 31, 2021	2	$14.33	to	$14.33	$28	1.09%		1.50%	to	1.50%	16.66%	to	16.66%

	ProFund VP Utilities
December 31, 2025	9	$23.62	to	$23.62	$213	1.39%		1.50%	to	1.50%	12.30%	to	12.30%
December 31, 2024	10	$21.03	to	$21.03	$208	1.57%		1.50%	to	1.50%	19.47%	to	19.47%
December 31, 2023	11	$17.61	to	$17.61	$191	1.43%		1.50%	to	1.50%	-9.94%	to	-9.94%
December 31, 2022	9	$19.55	to	$19.55	$177	0.92%		1.50%	to	1.50%	-1.72%	to	-1.72%
December 31, 2021	10	$19.89	to	$19.89	$208	1.51%		1.50%	to	1.50%	13.70%	to	13.70%
A123

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Large-Cap Growth
December 31, 2025	1	$51.26	to	$54.95	$53	0.00%	1.50%	to	1.90%	17.73%	to	18.19%
December 31, 2024	1	$43.54	to	$46.49	$35	0.00%	1.50%	to	1.90%	31.27%	to	31.79%
December 31, 2023	6	$33.17	to	$35.28	$212	0.00%	1.50%	to	1.90%	25.49%	to	25.98%
December 31, 2022	6	$26.43	to	$28.00	$177	0.00%	1.50%	to	1.90%	-31.93%	to	-31.66%
December 31, 2021	7	$38.83	to	$40.97	$291	0.00%	1.50%	to	1.90%	27.44%	to	27.94%

	ProFund VP Large-Cap Value
December 31, 2025	9	$24.53	to	$26.29	$225	0.64%	1.50%	to	1.90%	9.30%	to	9.73%
December 31, 2024	9	$22.44	to	$23.96	$226	0.36%	1.50%	to	1.90%	8.35%	to	8.78%
December 31, 2023	9	$20.71	to	$22.03	$207	0.50%	1.50%	to	1.90%	17.86%	to	18.32%
December 31, 2022	9	$17.57	to	$18.62	$176	0.49%	1.50%	to	1.90%	-8.56%	to	-8.20%
December 31, 2021	13	$19.22	to	$20.28	$256	0.93%	1.50%	to	1.90%	20.63%	to	21.11%

	Allspring VT Discovery All Cap Growth Fund (Class 1)
December 31, 2025	10	$9.35	to	$9.35	$98	0.00%	1.75%	to	1.75%	13.54%	to	13.54%
December 31, 2024	21	$8.24	to	$8.70	$171	0.00%	1.50%	to	1.75%	19.20%	to	19.50%
December 31, 2023	40	$6.91	to	$7.28	$276	0.00%	1.50%	to	1.75%	31.21%	to	31.53%
December 31, 2022	54	$5.27	to	$5.53	$283	0.00%	1.50%	to	1.75%	-38.13%	to	-37.97%
December 31, 2021	74	$8.51	to	$8.92	$635	0.00%	1.50%	to	1.75%	13.29%	to	13.57%

	AST Quantitative Modeling Portfolio
December 31, 2025	2,962	$16.33	to	$28.11	$59,615	0.00%	0.48%	to	2.40%	12.08%	to	14.21%
December 31, 2024	3,851	$14.32	to	$24.63	$69,328	0.00%	0.48%	to	2.40%	11.46%	to	13.59%
December 31, 2023	4,274	$12.63	to	$21.70	$70,545	0.00%	0.48%	to	2.40%	14.73%	to	16.91%
December 31, 2022	5,052	$10.82	to	$18.57	$73,740	0.00%	0.48%	to	2.40%	-20.65%	to	-19.14%
December 31, 2021	5,100	$13.41	to	$22.99	$95,232	0.00%	0.48%	to	2.40%	12.74%	to	14.89%

	Allspring VT Opportunity Fund (Class 1)
December 31, 2025	1	$43.04	to	$44.58	$39	0.31%	1.50%	to	1.75%	5.16%	to	5.42%
December 31, 2024	1	$40.92	to	$42.29	$60	0.28%	1.50%	to	1.75%	13.35%	to	13.63%
December 31, 2023	2	$36.10	to	$37.22	$75	0.00%	1.50%	to	1.75%	24.66%	to	24.96%
December 31, 2022	3	$28.96	to	$29.78	$82	0.00%	1.50%	to	1.75%	-21.97%	to	-21.78%
December 31, 2021	4	$37.12	to	$38.07	$147	0.25%	1.50%	to	1.75%	22.91%	to	23.22%

	AST ClearBridge Dividend Growth Portfolio (merged January 24, 2025)
December 31, 2025	—	$17.25	to	$34.91	$—	0.00%	0.48%	to	2.30%	3.52%	to	3.64%
December 31, 2024	720	$16.64	to	$33.68	$19,995	0.00%	0.48%	to	2.30%	14.02%	to	16.15%
December 31, 2023	766	$14.36	to	$29.02	$18,455	0.00%	0.48%	to	2.30%	11.70%	to	13.78%
December 31, 2022	838	$12.64	to	$25.52	$18,043	0.00%	0.48%	to	2.30%	-9.67%	to	-7.99%
December 31, 2021	933	$13.76	to	$27.76	$22,738	0.00%	0.48%	to	2.30%	23.61%	to	25.91%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2025	110,529	$11.22	to	$12.46	$1,240,670	0.00%	1.10%	to	1.90%	4.58%	to	5.44%
December 31, 2024	125,752	$10.73	to	$11.81	$1,349,605	0.00%	1.10%	to	1.90%	-1.69%	to	-0.89%
December 31, 2023	141,327	$10.91	to	$11.92	$1,542,792	0.00%	1.10%	to	1.90%	7.72%	to	8.60%
December 31, 2022	157,088	$10.13	to	$10.98	$1,591,825	0.00%	1.10%	to	1.90%	-22.63%	to	-22.00%
December 31, 2021	170,627	$13.10	to	$14.07	$2,234,643	0.00%	1.10%	to	1.90%	-2.28%	to	-1.48%

	AST Large-Cap Equity Portfolio
December 31, 2025	3,421	$14.05	to	$41.75	$120,912	0.00%	0.35%	to	2.55%	12.03%	to	14.48%
December 31, 2024	1,230	$12.52	to	$36.54	$38,641	0.00%	0.35%	to	2.30%	21.28%	to	23.71%
December 31, 2023	1,267	$10.32	to	$29.60	$32,698	0.00%	0.35%	to	2.30%	20.28%	to	22.67%
December 31, 2022	1,375	$8.58	to	$24.17	$29,276	0.00%	0.35%	to	2.30%	-18.90%	to	-17.28%
December 31, 2021	1,598	$10.58	to	$29.28	$41,496	0.00%	0.35%	to	2.30%	4.94%	to	27.39%

	AST Bond Portfolio 2025 (expired December 31, 2025)
December 31, 2025	—	$11.22	to	$12.33	$—	0.00%	1.75%	to	2.55%	1.76%	to	2.56%
December 31, 2024	280	$11.03	to	$12.02	$3,248	0.00%	1.75%	to	2.55%	2.72%	to	3.54%
December 31, 2023	36	$10.94	to	$11.40	$402	0.00%	1.90%	to	2.30%	3.40%	to	3.82%
December 31, 2022	30	$10.59	to	$10.98	$317	0.00%	1.90%	to	2.30%	-10.84%	to	-10.47%
December 31, 2021	13	$11.87	to	$12.30	$163	0.00%	1.90%	to	2.30%	-5.09%	to	-4.67%
A124

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Aggressive Multi-Asset Portfolio
December 31, 2025	10,767	$17.92	to	$24.13	$234,250	0.00%	0.35%	to	1.95%	11.80%	to	13.63%
December 31, 2024	13,022	$15.77	to	$21.28	$251,740	0.00%	0.35%	to	1.95%	10.07%	to	11.87%
December 31, 2023	13,372	$14.10	to	$19.06	$233,244	0.00%	0.35%	to	1.95%	15.36%	to	17.24%
December 31, 2022	9,844	$12.02	to	$16.29	$147,815	0.00%	0.35%	to	1.95%	-19.50%	to	-18.19%
December 31, 2021	16,105	$14.70	to	$19.95	$299,082	0.00%	0.35%	to	1.95%	13.46%	to	15.31%

	AST Bond Portfolio 2026
December 31, 2025	108	$9.67	to	$10.33	$1,091	0.00%	1.90%	to	2.55%	2.58%	to	3.20%
December 31, 2024	67	$9.48	to	$10.01	$659	0.00%	1.90%	to	2.50%	2.00%	to	2.57%
December 31, 2023	65	$9.29	to	$9.76	$622	0.00%	1.90%	to	2.50%	3.36%	to	3.93%
December 31, 2022	79	$8.99	to	$9.39	$733	0.00%	1.90%	to	2.50%	-12.86%	to	-12.38%
December 31, 2021	40	$10.42	to	$10.72	$426	0.00%	1.90%	to	2.30%	-6.05%	to	-5.67%

	AST Global Bond Portfolio (merged February 7, 2025)
December 31, 2025	—	$8.69	to	$11.10	$—	0.00%	0.48%	to	2.30%	0.31%	to	0.50%
December 31, 2024	1,892	$8.66	to	$11.05	$18,367	0.00%	0.48%	to	2.30%	0.36%	to	2.24%
December 31, 2023	2,003	$8.63	to	$10.81	$19,203	0.00%	0.48%	to	2.30%	3.85%	to	5.78%
December 31, 2022	1,993	$8.31	to	$10.23	$18,259	0.00%	0.48%	to	2.30%	-14.21%	to	-12.61%
December 31, 2021	2,347	$9.68	to	$11.71	$24,692	0.00%	0.48%	to	2.30%	-3.73%	to	-1.93%

	BlackRock Global Allocation V.I. Fund (Class III)
December 31, 2025	403	$15.96	to	$19.14	$7,169	3.91%	0.48%	to	0.86%	18.48%	to	18.94%
December 31, 2024	478	$13.44	to	$16.10	$7,199	1.46%	0.48%	to	0.86%	7.98%	to	8.40%
December 31, 2023	503	$12.42	to	$14.86	$7,090	2.43%	0.48%	to	0.86%	11.52%	to	11.95%
December 31, 2022	574	$11.12	to	$13.29	$7,250	0.00%	0.48%	to	0.86%	-16.79%	to	-16.48%
December 31, 2021	573	$13.33	to	$15.92	$8,783	0.83%	0.48%	to	0.86%	5.50%	to	5.90%

	AST Bond Portfolio 2027
December 31, 2025	155	$9.49	to	$10.73	$1,543	0.00%	1.30%	to	2.55%	3.35%	to	4.63%
December 31, 2024	138	$9.18	to	$10.26	$1,319	0.00%	1.30%	to	2.55%	1.19%	to	2.44%
December 31, 2023	163	$9.08	to	$10.01	$1,540	0.00%	1.30%	to	2.55%	2.90%	to	4.16%
December 31, 2022	155	$8.82	to	$9.32	$1,412	0.00%	1.75%	to	2.55%	-14.86%	to	-14.20%
December 31, 2021	101	$10.48	to	$10.86	$1,083	0.00%	1.75%	to	2.30%	-6.79%	to	-6.23%

	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)
December 31, 2025	17	$13.84	to	$14.30	$244	0.31%	1.40%	to	1.75%	33.44%	to	33.90%
December 31, 2024	21	$10.37	to	$10.68	$217	1.33%	1.40%	to	1.75%	4.15%	to	4.51%
December 31, 2023	22	$9.96	to	$10.22	$224	1.31%	1.40%	to	1.75%	2.02%	to	2.37%
December 31, 2022	26	$9.76	to	$9.98	$253	0.17%	1.40%	to	1.75%	-26.28%	to	-26.03%
December 31, 2021	26	$13.25	to	$13.49	$346	0.95%	1.40%	to	1.75%	-9.18%	to	-8.87%

	AST Bond Portfolio 2028
December 31, 2025	470	$9.89	to	$10.26	$4,759	0.00%	1.90%	to	2.30%	4.56%	to	4.99%
December 31, 2024	537	$9.45	to	$9.77	$5,194	0.00%	1.90%	to	2.30%	0.24%	to	0.65%
December 31, 2023	558	$9.43	to	$9.71	$5,373	0.00%	1.90%	to	2.30%	3.09%	to	3.51%
December 31, 2022	589	$9.15	to	$9.38	$5,484	0.00%	1.90%	to	2.30%	-16.03%	to	-15.68%
December 31, 2021	462	$10.89	to	$11.12	$5,106	0.00%	1.90%	to	2.30%	-6.65%	to	-6.26%

	AST Bond Portfolio 2029
December 31, 2025	—	$10.21	to	$10.21	$—	0.00%	1.90%	to	1.90%	5.74%	to	5.74%
December 31, 2024	—	$9.66	to	$9.66	$—	0.00%	1.90%	to	1.90%	-0.47%	to	-0.47%
December 31, 2023	—	$9.71	to	$9.71	$5	0.00%	1.90%	to	1.90%	3.62%	to	3.62%
December 31, 2022	6	$9.37	to	$9.37	$53	0.00%	1.90%	to	1.90%	-17.57%	to	-17.57%
December 31, 2021	—	$10.75	to	$11.71	$—	0.00%	1.15%	to	3.25%	-7.62%	to	-5.61%	(3)

	AST Bond Portfolio 2030
December 31, 2025	248	$10.03	to	$10.93	$2,583	0.00%	1.30%	to	2.55%	5.35%	to	6.65%
December 31, 2024	262	$9.52	to	$10.24	$2,578	0.00%	1.30%	to	2.55%	-1.52%	to	-0.30%
December 31, 2023	288	$9.66	to	$10.28	$2,867	0.00%	1.30%	to	2.55%	2.77%	to	4.04%
December 31, 2022	293	$9.40	to	$9.88	$2,816	0.00%	1.30%	to	2.55%	-19.19%	to	-18.19%
December 31, 2021	276	$11.64	to	$12.07	$3,267	0.00%	1.30%	to	2.55%	-6.58%	to	-5.43%
A125

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2031
December 31, 2025	967	$8.62	to	$9.28	$8,600	0.00%	1.30%	to	2.55%	5.74%	to	7.04%
December 31, 2024	1,156	$8.16	to	$8.67	$9,677	0.00%	1.30%	to	2.55%	-2.29%	to	-1.08%
December 31, 2023	1,299	$8.35	to	$8.77	$11,063	0.00%	1.30%	to	2.55%	2.75%	to	4.02%
December 31, 2022	1,478	$8.12	to	$8.43	$12,187	0.00%	1.30%	to	2.55%	-20.76%	to	-19.78%
December 31, 2021	1,067	$10.25	to	$10.51	$11,044	0.00%	1.30%	to	2.55%	-7.14%	to	-5.99%

	MFS® International Growth Portfolio (Service Class)
December 31, 2025	169	$17.44	to	$18.29	$3,033	0.77%	0.48%	to	1.30%	19.24%	to	20.23%
December 31, 2024	87	$14.63	to	$15.21	$1,312	0.86%	0.48%	to	1.30%	7.34%	to	8.24%
December 31, 2023	72	$13.63	to	$14.05	$1,013	0.89%	0.48%	to	1.30%	4.61%	to	13.85%
December 31, 2022	50	$12.28	to	$12.34	$620	0.38%	0.48%	to	0.68%	-15.76%	to	-15.59%
December 31, 2021	41	$14.57	to	$14.62	$605	0.40%	0.48%	to	0.68%	8.25%	to	8.47%

	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
December 31, 2025	36	$20.61	to	$21.06	$754	0.02%	0.48%	to	0.86%	8.66%	to	9.08%
December 31, 2024	34	$18.97	to	$19.31	$658	0.14%	0.48%	to	0.86%	14.98%	to	15.42%
December 31, 2023	26	$16.58	to	$16.73	$437	0.05%	0.48%	to	0.73%	22.80%	to	23.11%
December 31, 2022	20	$13.50	to	$13.59	$271	0.00%	0.48%	to	0.73%	-20.03%	to	-19.83%
December 31, 2021	8	$16.90	to	$16.95	$137	0.03%	0.48%	to	0.66%	24.83%	to	25.05%

	MFS® Technology Portfolio (Service Class)
December 31, 2025	314	$24.80	to	$25.35	$7,934	0.00%	0.48%	to	0.86%	15.28%	to	15.72%
December 31, 2024	328	$21.51	to	$21.90	$7,165	0.00%	0.48%	to	0.86%	35.27%	to	35.79%
December 31, 2023	343	$15.91	to	$16.13	$5,511	0.00%	0.48%	to	0.86%	52.50%	to	53.08%
December 31, 2022	322	$10.43	to	$10.54	$3,383	0.00%	0.48%	to	0.86%	-36.40%	to	-36.16%
December 31, 2021	220	$16.40	to	$16.51	$3,623	0.00%	0.48%	to	0.86%	12.45%	to	12.88%

	MFS® Mid Cap Growth Series (Service Class)
December 31, 2025	82	$16.40	to	$16.76	$1,379	0.00%	0.48%	to	0.86%	2.51%	to	2.90%
December 31, 2024	80	$16.00	to	$16.29	$1,295	0.00%	0.48%	to	0.86%	13.46%	to	13.89%
December 31, 2023	79	$14.10	to	$14.30	$1,134	0.00%	0.48%	to	0.86%	19.94%	to	20.39%
December 31, 2022	79	$11.76	to	$11.88	$938	0.00%	0.48%	to	0.86%	-29.40%	to	-29.13%
December 31, 2021	66	$16.66	to	$16.77	$1,102	0.00%	0.48%	to	0.86%	12.90%	to	13.33%

	MFS® New Discovery Series (Service Class)
December 31, 2025	22	$15.56	to	$15.91	$343	0.00%	0.48%	to	0.86%	11.59%	to	12.02%
December 31, 2024	23	$13.95	to	$14.20	$322	0.00%	0.48%	to	0.86%	5.52%	to	5.92%
December 31, 2023	25	$13.22	to	$13.41	$335	0.00%	0.48%	to	0.86%	13.27%	to	13.71%
December 31, 2022	26	$11.67	to	$11.79	$302	0.00%	0.48%	to	0.86%	-30.60%	to	-30.33%
December 31, 2021	27	$16.81	to	$16.92	$452	0.00%	0.48%	to	0.86%	0.70%	to	1.09%

	MFS® Research Series (Service Class)
December 31, 2025	7	$21.03	to	$21.25	$139	0.16%	0.48%	to	0.66%	11.82%	to	12.03%
December 31, 2024	11	$18.79	to	$18.96	$205	0.39%	0.48%	to	0.68%	17.75%	to	17.99%
December 31, 2023	9	$15.95	to	$16.07	$139	0.25%	0.48%	to	0.68%	21.29%	to	21.54%
December 31, 2022	9	$13.15	to	$13.23	$117	0.20%	0.48%	to	0.68%	-17.99%	to	-17.83%
December 31, 2021	9	$16.04	to	$16.09	$151	0.34%	0.48%	to	0.68%	23.67%	to	23.92%

	MFS® Total Return Bond Series (Service Class)
December 31, 2025	624	$9.96	to	$10.44	$6,446	4.35%	0.48%	to	1.30%	5.55%	to	6.43%
December 31, 2024	533	$9.43	to	$9.81	$5,197	3.95%	0.48%	to	1.30%	0.99%	to	1.84%
December 31, 2023	531	$9.34	to	$9.63	$5,095	3.10%	0.48%	to	1.30%	1.98%	to	6.62%
December 31, 2022	466	$8.94	to	$9.03	$4,198	2.64%	0.48%	to	0.86%	-14.92%	to	-14.59%
December 31, 2021	314	$10.51	to	$10.58	$3,318	2.50%	0.48%	to	0.86%	-1.92%	to	-1.54%

	MFS® Total Return Series (Service Class)
December 31, 2025	256	$15.15	to	$15.80	$3,981	2.44%	0.48%	to	1.30%	9.47%	to	10.38%
December 31, 2024	156	$13.84	to	$14.32	$2,226	2.36%	0.48%	to	1.30%	6.06%	to	6.94%
December 31, 2023	132	$13.05	to	$13.39	$1,764	1.90%	0.48%	to	1.30%	4.49%	to	9.69%
December 31, 2022	121	$12.08	to	$12.21	$1,479	1.67%	0.48%	to	0.86%	-10.61%	to	-10.27%
December 31, 2021	77	$13.54	to	$13.60	$1,047	1.72%	0.48%	to	0.73%	13.00%	to	13.29%
A126

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Utilities Series (Service Class)
December 31, 2025	241	$16.58	to	$16.94	$4,066	2.77%	0.48%	to	0.86%	13.77%	to	14.21%
December 31, 2024	232	$14.57	to	$14.84	$3,428	2.08%	0.48%	to	0.86%	10.38%	to	10.81%
December 31, 2023	241	$13.20	to	$13.39	$3,214	3.45%	0.48%	to	0.86%	-3.17%	to	-2.80%
December 31, 2022	217	$13.63	to	$13.77	$2,987	2.41%	0.48%	to	0.86%	-0.38%	to	0.00%
December 31, 2021	139	$13.69	to	$13.77	$1,906	1.68%	0.48%	to	0.86%	12.84%	to	13.28%

	American Funds IS® Asset Allocation Fund (Class 4)
December 31, 2025	477	$15.79	to	$16.12	$7,664	2.13%	0.48%	to	0.86%	14.60%	to	15.04%
December 31, 2024	368	$13.78	to	$14.02	$5,141	2.04%	0.48%	to	0.86%	15.11%	to	15.55%
December 31, 2023	355	$11.97	to	$12.13	$4,290	2.11%	0.48%	to	0.86%	13.05%	to	13.48%
December 31, 2022	323	$10.59	to	$10.69	$3,442	1.86%	0.48%	to	0.86%	-14.40%	to	-14.08%
December 31, 2021	234	$12.37	to	$12.44	$2,901	1.86%	0.48%	to	0.86%	13.85%	to	14.29%

	American Funds IS® Washington Mutual Investors Fund (Class 4)
December 31, 2025	210	$20.14	to	$20.55	$4,298	1.30%	0.48%	to	0.86%	15.89%	to	16.34%
December 31, 2024	165	$17.37	to	$17.67	$2,898	1.49%	0.48%	to	0.86%	17.83%	to	18.28%
December 31, 2023	156	$14.75	to	$14.94	$2,321	1.70%	0.48%	to	0.86%	15.97%	to	16.41%
December 31, 2022	163	$12.72	to	$12.83	$2,083	1.94%	0.48%	to	0.86%	-9.47%	to	-9.12%
December 31, 2021	118	$14.05	to	$14.12	$1,669	1.91%	0.48%	to	0.86%	26.42%	to	26.90%

	American Funds IS® The Bond Fund of America (Class 4)
December 31, 2025	572	$9.51	to	$9.71	$5,529	4.11%	0.48%	to	0.86%	6.06%	to	6.47%
December 31, 2024	587	$8.97	to	$9.12	$5,337	3.99%	0.48%	to	0.86%	0.10%	to	0.49%
December 31, 2023	535	$8.96	to	$9.07	$4,847	3.45%	0.48%	to	0.86%	3.83%	to	4.22%
December 31, 2022	477	$8.63	to	$8.71	$4,147	3.69%	0.48%	to	0.86%	-13.50%	to	-13.17%
December 31, 2021	191	$9.97	to	$10.03	$1,916	2.15%	0.48%	to	0.86%	-1.44%	to	-1.06%

	American Funds IS® Capital World Growth and Income Fund (Class 4)
December 31, 2025	109	$17.49	to	$17.86	$1,934	1.36%	0.48%	to	0.86%	23.39%	to	23.86%
December 31, 2024	85	$14.18	to	$14.42	$1,220	1.54%	0.48%	to	0.86%	12.71%	to	13.15%
December 31, 2023	87	$12.58	to	$12.74	$1,108	1.84%	0.48%	to	0.86%	19.62%	to	20.07%
December 31, 2022	75	$10.51	to	$10.61	$790	2.57%	0.48%	to	0.86%	-18.28%	to	-17.97%
December 31, 2021	43	$12.87	to	$12.93	$559	2.12%	0.48%	to	0.86%	13.48%	to	13.91%

	American Funds IS® Global Small Capitalization Fund (Class 4)
December 31, 2025	37	$12.13	to	$12.30	$451	0.30%	0.48%	to	0.73%	13.49%	to	13.78%
December 31, 2024	22	$10.69	to	$10.81	$242	0.85%	0.48%	to	0.73%	1.37%	to	1.63%
December 31, 2023	27	$10.55	to	$10.64	$285	0.03%	0.48%	to	0.73%	14.94%	to	15.23%
December 31, 2022	22	$9.18	to	$9.23	$204	0.00%	0.48%	to	0.73%	-30.20%	to	-30.03%
December 31, 2021	19	$13.16	to	$13.19	$255	0.00%	0.48%	to	0.66%	5.72%	to	5.92%

	American Funds IS® Growth Fund (Class 4)
December 31, 2025	513	$21.66	to	$22.11	$11,298	0.12%	0.48%	to	0.86%	18.90%	to	19.35%
December 31, 2024	476	$18.22	to	$18.53	$8,788	0.17%	0.48%	to	0.86%	30.16%	to	30.66%
December 31, 2023	490	$14.06	to	$14.18	$6,930	0.17%	0.48%	to	0.73%	37.13%	to	37.48%
December 31, 2022	445	$10.25	to	$10.31	$4,577	0.11%	0.48%	to	0.73%	-30.62%	to	-30.45%
December 31, 2021	345	$14.78	to	$14.83	$5,108	0.05%	0.48%	to	0.73%	20.80%	to	21.10%

	American Funds IS® Growth-Income Fund (Class 4)
December 31, 2025	204	$20.04	to	$20.46	$4,150	0.81%	0.48%	to	0.86%	16.76%	to	17.21%
December 31, 2024	169	$17.17	to	$17.46	$2,933	0.96%	0.48%	to	0.86%	22.85%	to	23.32%
December 31, 2023	153	$13.97	to	$14.16	$2,157	1.23%	0.48%	to	0.86%	24.75%	to	25.22%
December 31, 2022	142	$11.24	to	$11.30	$1,605	1.22%	0.48%	to	0.73%	-17.31%	to	-17.10%
December 31, 2021	87	$13.59	to	$13.64	$1,190	1.13%	0.48%	to	0.73%	22.90%	to	23.21%

	American Funds IS® International Fund (Class 4)
December 31, 2025	44	$13.39	to	$13.67	$593	1.22%	0.48%	to	0.86%	25.32%	to	25.80%
December 31, 2024	40	$10.74	to	$10.86	$438	0.96%	0.48%	to	0.73%	2.17%	to	2.43%
December 31, 2023	43	$10.52	to	$10.61	$457	1.20%	0.48%	to	0.73%	14.72%	to	15.00%
December 31, 2022	28	$9.17	to	$9.22	$257	1.84%	0.48%	to	0.73%	-21.60%	to	-21.40%
December 31, 2021	15	$11.69	to	$11.73	$176	4.08%	0.48%	to	0.73%	-2.43%	to	-2.18%
A127

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS® New World Fund (Class 4)
December 31, 2025	75	$14.60	to	$14.91	$1,116	0.91%	0.48%	to	0.86%	26.83%	to	27.31%
December 31, 2024	80	$11.51	to	$11.71	$929	1.19%	0.48%	to	0.86%	5.41%	to	5.82%
December 31, 2023	78	$10.92	to	$11.07	$859	1.25%	0.48%	to	0.86%	14.68%	to	15.12%
December 31, 2022	80	$9.53	to	$9.61	$768	1.18%	0.48%	to	0.86%	-22.92%	to	-22.63%
December 31, 2021	61	$12.36	to	$12.42	$753	0.84%	0.48%	to	0.86%	3.73%	to	4.13%

	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
December 31, 2025	96	$20.55	to	$20.98	$2,003	0.24%	0.48%	to	0.86%	18.70%	to	19.15%
December 31, 2024	95	$17.31	to	$17.61	$1,675	0.46%	0.48%	to	0.86%	24.03%	to	24.51%
December 31, 2023	81	$14.02	to	$14.14	$1,148	0.58%	0.48%	to	0.73%	23.99%	to	24.30%
December 31, 2022	75	$11.31	to	$11.38	$856	0.92%	0.48%	to	0.73%	-20.74%	to	-20.54%
December 31, 2021	45	$14.27	to	$14.32	$640	0.08%	0.48%	to	0.73%	27.13%	to	27.45%

	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
December 31, 2025	57	$19.35	to	$19.75	$1,132	1.17%	0.48%	to	0.86%	16.98%	to	17.43%
December 31, 2024	52	$16.54	to	$16.82	$876	1.52%	0.48%	to	0.86%	15.12%	to	15.57%
December 31, 2023	43	$14.37	to	$14.56	$630	1.40%	0.48%	to	0.86%	12.40%	to	12.83%
December 31, 2022	52	$12.78	to	$12.90	$674	1.51%	0.48%	to	0.86%	-9.19%	to	-8.85%
December 31, 2021	71	$14.08	to	$14.15	$998	3.76%	0.48%	to	0.86%	25.13%	to	25.61%

	BlackRock Capital Appreciation V.I. Fund (Class III)
December 31, 2025	59	$18.41	to	$18.66	$1,089	0.00%	0.48%	to	0.73%	10.96%	to	11.24%
December 31, 2024	64	$16.59	to	$16.78	$1,072	0.00%	0.48%	to	0.73%	30.97%	to	31.30%
December 31, 2023	75	$12.67	to	$12.78	$952	0.00%	0.48%	to	0.73%	47.51%	to	47.88%
December 31, 2022	59	$8.59	to	$8.64	$507	0.00%	0.48%	to	0.73%	-38.26%	to	-38.11%
December 31, 2021	42	$13.91	to	$13.96	$590	0.00%	0.48%	to	0.73%	20.01%	to	20.31%

	BlackRock Equity Dividend V.I. Fund (Class III)
December 31, 2025	160	$18.53	to	$18.92	$3,029	2.10%	0.48%	to	0.86%	20.28%	to	20.74%
December 31, 2024	145	$15.41	to	$15.67	$2,264	2.27%	0.48%	to	0.86%	8.76%	to	9.18%
December 31, 2023	155	$14.17	to	$14.35	$2,218	1.81%	0.48%	to	0.86%	11.03%	to	11.45%
December 31, 2022	147	$12.76	to	$12.88	$1,897	1.58%	0.48%	to	0.86%	-4.93%	to	-4.56%
December 31, 2021	85	$13.42	to	$13.49	$1,152	1.33%	0.48%	to	0.86%	19.26%	to	19.72%

	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
December 31, 2025	64	$17.71	to	$18.08	$1,165	0.00%	0.48%	to	0.86%	10.52%	to	10.95%
December 31, 2024	74	$16.03	to	$16.30	$1,209	0.00%	0.48%	to	0.86%	30.25%	to	30.75%
December 31, 2023	62	$12.31	to	$12.47	$769	0.00%	0.48%	to	0.86%	51.16%	to	51.74%
December 31, 2022	65	$8.17	to	$8.21	$534	0.00%	0.48%	to	0.73%	-38.70%	to	-38.55%
December 31, 2021	134	$13.32	to	$13.37	$1,795	0.00%	0.48%	to	0.73%	16.92%	to	17.22%

	Fidelity® VIP Balanced Portfolio (Service Class 2)
December 31, 2025	631	$16.62	to	$16.97	$10,677	1.60%	0.48%	to	0.86%	13.97%	to	14.40%
December 31, 2024	661	$14.58	to	$14.83	$9,776	1.77%	0.48%	to	0.86%	14.63%	to	15.07%
December 31, 2023	550	$12.72	to	$12.89	$7,073	1.65%	0.48%	to	0.86%	20.19%	to	20.65%
December 31, 2022	479	$10.62	to	$10.68	$5,112	1.15%	0.48%	to	0.73%	-18.78%	to	-18.58%
December 31, 2021	358	$13.07	to	$13.12	$4,688	0.89%	0.48%	to	0.73%	17.13%	to	17.42%

	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
December 31, 2025	382	$21.21	to	$21.65	$8,231	0.00%	0.48%	to	0.86%	20.15%	to	20.61%
December 31, 2024	406	$17.65	to	$17.95	$7,262	0.03%	0.48%	to	0.86%	32.30%	to	32.80%
December 31, 2023	441	$13.34	to	$13.52	$5,944	0.27%	0.48%	to	0.86%	31.98%	to	32.48%
December 31, 2022	411	$10.11	to	$10.20	$4,187	0.29%	0.48%	to	0.86%	-27.12%	to	-26.84%
December 31, 2021	360	$13.87	to	$13.95	$5,007	0.02%	0.48%	to	0.86%	26.42%	to	26.90%

	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
December 31, 2025	352	$19.97	to	$20.38	$7,173	0.00%	0.48%	to	0.86%	20.59%	to	21.05%
December 31, 2024	324	$16.56	to	$16.84	$5,446	0.00%	0.48%	to	0.86%	37.36%	to	37.89%
December 31, 2023	326	$12.06	to	$12.21	$3,976	0.00%	0.48%	to	0.86%	44.06%	to	44.61%
December 31, 2022	331	$8.37	to	$8.44	$2,793	0.00%	0.48%	to	0.86%	-38.85%	to	-38.61%
December 31, 2021	217	$13.68	to	$13.76	$2,985	0.00%	0.48%	to	0.86%	10.71%	to	11.13%

A128

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Health Care Portfolio (Service Class 2)
December 31, 2025	374	$12.63	to	$12.90	$4,799	0.17%	0.48%	to	0.86%	13.12%	to	13.55%
December 31, 2024	384	$11.17	to	$11.36	$4,344	0.00%	0.48%	to	0.86%	3.95%	to	4.35%
December 31, 2023	383	$10.74	to	$10.88	$4,151	0.00%	0.48%	to	0.86%	3.12%	to	3.51%
December 31, 2022	364	$10.42	to	$10.51	$3,818	0.00%	0.48%	to	0.86%	-13.37%	to	-13.04%
December 31, 2021	298	$12.03	to	$12.09	$3,596	0.04%	0.48%	to	0.86%	10.49%	to	10.91%

	BlackRock Basic Value V.I. Fund (Class III)
December 31, 2025	58	$20.31	to	$20.51	$1,194	2.06%	0.48%	to	0.66%	23.22%	to	23.45%
December 31, 2024	57	$16.48	to	$16.62	$943	1.87%	0.48%	to	0.66%	9.32%	to	9.52%
December 31, 2023	47	$15.08	to	$15.17	$718	1.79%	0.48%	to	0.66%	15.48%	to	15.68%
December 31, 2022	37	$13.00	to	$13.11	$484	1.66%	0.48%	to	0.86%	-5.94%	to	-5.58%
December 31, 2021	18	$13.89	to	$13.89	$248	1.46%	0.48%	to	0.48%	20.76%	to	20.76%

	AST Bond Portfolio 2032 (available January 4, 2021)
December 31, 2025	725	$7.57	to	$8.05	$5,636	0.00%	1.30%	to	2.55%	6.03%	to	7.34%
December 31, 2024	668	$7.14	to	$7.50	$4,876	0.00%	1.30%	to	2.55%	-3.11%	to	-1.91%
December 31, 2023	837	$7.37	to	$7.65	$6,269	0.00%	1.30%	to	2.55%	2.55%	to	3.81%
December 31, 2022	945	$7.19	to	$7.37	$6,869	0.00%	1.30%	to	2.55%	-22.15%	to	-21.19%
December 31, 2021	621	$9.23	to	$9.35	$5,771	0.00%	1.30%	to	2.55%	-7.63%	to	-6.50%

	PSF Global Portfolio (Class III) (available April 26, 2021)
December 31, 2025	20	$13.97	to	$14.10	$276	0.00%	0.48%	to	0.68%	20.90%	to	21.15%
December 31, 2024	12	$11.55	to	$11.64	$139	0.00%	0.48%	to	0.68%	14.09%	to	14.32%
December 31, 2023	7	$10.13	to	$10.18	$72	0.00%	0.48%	to	0.66%	18.50%	to	18.72%
December 31, 2022	7	$8.55	to	$8.58	$59	0.00%	0.48%	to	0.66%	-19.54%	to	-19.39%
December 31, 2021	1	$10.64	to	$10.64	$16	0.00%	0.48%	to	0.48%	6.13%	to	6.13%

	PSF Mid-Cap Growth Portfolio (Class III) (merged April 11, 2025)
December 31, 2025	—	$8.88	to	$8.95	$—	0.00%	0.48%	to	0.68%	-13.37%	to	-13.32%
December 31, 2024	54	$10.25	to	$10.33	$554	0.00%	0.48%	to	0.68%	13.16%	to	13.39%
December 31, 2023	39	$9.06	to	$9.11	$352	0.00%	0.48%	to	0.68%	22.40%	to	22.65%
December 31, 2022	35	$7.40	to	$7.43	$260	0.00%	0.48%	to	0.68%	-27.65%	to	-27.51%
December 31, 2021	26	$10.23	to	$10.24	$271	0.00%	0.48%	to	0.68%	1.12%	to	1.26%

	PSF Natural Resources Portfolio (Class III) (merged April 11, 2025)
December 31, 2025	—	$12.91	to	$13.11	$—	0.00%	0.48%	to	0.86%	-6.45%	to	-6.35%
December 31, 2024	292	$13.80	to	$14.00	$4,078	0.00%	0.48%	to	0.86%	3.20%	to	3.60%
December 31, 2023	342	$13.37	to	$13.51	$4,607	0.00%	0.48%	to	0.86%	0.88%	to	1.26%
December 31, 2022	87	$13.29	to	$13.34	$1,158	0.00%	0.48%	to	0.73%	20.99%	to	21.29%
December 31, 2021	29	$10.99	to	$11.00	$321	0.00%	0.48%	to	0.68%	8.26%	to	8.41%

	PSF PGIM 50/50 Balanced Portfolio (Class III) (available April 26, 2021)
December 31, 2025	247	$12.79	to	$13.02	$3,210	0.00%	0.48%	to	0.86%	10.92%	to	11.35%
December 31, 2024	237	$11.53	to	$11.70	$2,769	0.00%	0.48%	to	0.86%	11.75%	to	12.18%
December 31, 2023	173	$10.32	to	$10.43	$1,800	0.00%	0.48%	to	0.86%	14.18%	to	14.61%
December 31, 2022	185	$9.04	to	$9.10	$1,680	0.00%	0.48%	to	0.86%	-15.63%	to	-15.31%
December 31, 2021	77	$10.72	to	$10.74	$824	0.00%	0.48%	to	0.68%	7.17%	to	7.31%

	PSF PGIM Flexible Managed Portfolio (Class III) (available April 26, 2021)
December 31, 2025	1,833	$13.53	to	$14.54	$25,217	0.00%	0.48%	to	0.86%	11.90%	to	12.32%
December 31, 2024	2,427	$12.09	to	$12.97	$29,731	0.00%	0.48%	to	0.86%	14.24%	to	14.68%
December 31, 2023	2,911	$10.58	to	$11.34	$31,126	0.00%	0.48%	to	0.86%	14.19%	to	17.09%
December 31, 2022	104	$9.10	to	$9.13	$946	0.00%	0.48%	to	0.68%	-15.49%	to	-15.32%
December 31, 2021	38	$10.77	to	$10.78	$407	0.00%	0.48%	to	0.66%	7.56%	to	7.69%

	PSF PGIM Government Income Portfolio (Class III) (merged April 25, 2025)
December 31, 2025	—	$8.98	to	$9.12	$—	0.00%	0.48%	to	0.86%	2.72%	to	2.85%
December 31, 2024	130	$8.74	to	$8.87	$1,148	0.00%	0.48%	to	0.86%	-0.16%	to	0.22%
December 31, 2023	113	$8.79	to	$8.85	$1,002	0.00%	0.48%	to	0.73%	4.11%	to	4.37%
December 31, 2022	183	$8.45	to	$8.48	$1,552	0.00%	0.48%	to	0.66%	-14.25%	to	-14.10%
December 31, 2021	10	$9.86	to	$9.87	$94	0.00%	0.48%	to	0.66%	-1.36%	to	-1.24%

A129

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM High Yield Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2025	416	$11.60	to	$11.81	$4,904	0.00%	0.48%	to	0.86%	7.77%	to	8.19%
December 31, 2024	326	$10.76	to	$10.91	$3,555	0.00%	0.48%	to	0.86%	7.27%	to	7.69%
December 31, 2023	320	$10.03	to	$10.13	$3,242	0.00%	0.48%	to	0.86%	10.57%	to	10.99%
December 31, 2022	271	$9.07	to	$9.13	$2,473	0.00%	0.48%	to	0.86%	-12.17%	to	-11.84%
December 31, 2021	137	$10.33	to	$10.36	$1,418	0.00%	0.48%	to	0.86%	3.13%	to	3.40%

	PSF PGIM Jennison Blend Portfolio (Class III) (available April 26, 2021)
December 31, 2025	362	$15.77	to	$16.05	$5,784	0.00%	0.48%	to	0.86%	17.21%	to	17.66%
December 31, 2024	65	$13.52	to	$13.64	$883	0.00%	0.48%	to	0.73%	25.07%	to	25.39%
December 31, 2023	56	$10.81	to	$10.88	$605	0.00%	0.48%	to	0.73%	31.23%	to	31.56%
December 31, 2022	33	$8.24	to	$8.27	$273	0.00%	0.48%	to	0.73%	-25.83%	to	-25.64%
December 31, 2021	16	$11.12	to	$11.12	$175	0.00%	0.48%	to	0.48%	10.33%	to	10.33%

	PSF PGIM Jennison Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2025	345	$15.12	to	$15.39	$5,292	0.00%	0.48%	to	0.86%	13.00%	to	13.43%
December 31, 2024	264	$13.38	to	$13.57	$3,570	0.00%	0.48%	to	0.86%	29.42%	to	29.91%
December 31, 2023	280	$10.34	to	$10.45	$2,919	0.00%	0.48%	to	0.86%	51.81%	to	52.39%
December 31, 2022	294	$6.83	to	$6.85	$2,012	0.00%	0.48%	to	0.73%	-38.21%	to	-38.05%
December 31, 2021	91	$11.05	to	$11.06	$1,004	0.00%	0.48%	to	0.73%	9.18%	to	9.37%

	PSF PGIM Jennison Value Portfolio (Class III) (available April 26, 2021)
December 31, 2025	113	$15.96	to	$16.15	$1,816	0.00%	0.48%	to	0.73%	15.74%	to	16.03%
December 31, 2024	69	$13.79	to	$13.92	$953	0.00%	0.48%	to	0.73%	19.76%	to	20.07%
December 31, 2023	68	$11.47	to	$11.59	$789	0.00%	0.48%	to	0.86%	13.93%	to	14.37%
December 31, 2022	76	$10.07	to	$10.13	$765	0.00%	0.48%	to	0.86%	-8.91%	to	-8.56%
December 31, 2021	21	$11.07	to	$11.08	$235	0.00%	0.48%	to	0.66%	10.44%	to	10.58%

	PSF PGIM Total Return Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2025	698	$9.82	to	$10.00	$6,961	0.00%	0.48%	to	0.86%	6.61%	to	7.02%
December 31, 2024	481	$9.21	to	$9.34	$4,486	0.00%	0.48%	to	0.86%	1.78%	to	2.18%
December 31, 2023	450	$9.05	to	$9.14	$4,109	0.00%	0.48%	to	0.86%	6.16%	to	6.57%
December 31, 2022	359	$8.53	to	$8.58	$3,075	0.00%	0.48%	to	0.86%	-15.82%	to	-15.50%
December 31, 2021	154	$10.14	to	$10.16	$1,560	0.00%	0.48%	to	0.68%	1.42%	to	1.56%

	PSF Small-Cap Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2025	310	$11.00	to	$11.19	$3,464	0.00%	0.48%	to	0.86%	4.52%	to	4.92%
December 31, 2024	271	$10.52	to	$10.67	$2,886	0.00%	0.48%	to	0.86%	7.15%	to	7.56%
December 31, 2023	233	$9.82	to	$9.92	$2,308	0.00%	0.48%	to	0.86%	14.45%	to	14.89%
December 31, 2022	197	$8.58	to	$8.63	$1,695	0.00%	0.48%	to	0.86%	-17.30%	to	-16.98%
December 31, 2021	118	$10.37	to	$10.40	$1,226	0.00%	0.48%	to	0.86%	3.20%	to	3.47%

	PSF Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2025	885	$16.43	to	$16.72	$14,768	0.00%	0.48%	to	0.86%	16.26%	to	16.71%
December 31, 2024	740	$14.13	to	$14.33	$10,581	0.00%	0.48%	to	0.86%	23.26%	to	23.73%
December 31, 2023	780	$11.46	to	$11.58	$9,018	0.00%	0.48%	to	0.86%	24.52%	to	25.00%
December 31, 2022	612	$9.21	to	$9.27	$5,667	0.00%	0.48%	to	0.86%	-19.24%	to	-18.93%
December 31, 2021	430	$11.40	to	$11.43	$4,911	0.00%	0.48%	to	0.86%	13.80%	to	14.10%

	MFS® Investors Trust Series (Service Class)
December 31, 2025	33	$21.28	to	$21.50	$699	0.63%	0.48%	to	0.66%	12.58%	to	12.78%
December 31, 2024	25	$18.90	to	$19.06	$480	0.48%	0.48%	to	0.66%	18.43%	to	18.65%
December 31, 2023	21	$15.96	to	$16.07	$335	0.47%	0.48%	to	0.66%	17.88%	to	18.10%
December 31, 2022	15	$13.54	to	$13.60	$204	0.44%	0.48%	to	0.66%	-17.24%	to	-17.09%
December 31, 2021	3	$16.36	to	$16.41	$49	0.61%	0.48%	to	0.66%	25.67%	to	25.90%

	MFS® International Intrinsic Value Portfolio (Initial Class)
December 31, 2025	6	$16.50	to	$16.60	$98	1.48%	0.40%	to	0.50%	32.59%	to	32.72%
December 31, 2024	9	$12.44	to	$12.50	$108	1.46%	0.40%	to	0.50%	6.71%	to	6.82%
December 31, 2023	6	$11.71	to	$11.71	$71	0.54%	0.40%	to	0.40%	17.19%	to	17.19%
December 31, 2022	5	$9.99	to	$9.99	$55	0.76%	0.40%	to	0.40%	-23.86%	to	-23.86%
December 31, 2021	3	$13.12	to	$13.12	$45	0.59%	0.40%	to	0.40%	10.11%	to	10.11%

A130

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Mid Cap Growth Series (Initial Class)
December 31, 2025	1	$14.58	to	$14.66	$16	0.00%	0.40%	to	0.50%	3.15%	to	3.25%
December 31, 2024	2	$14.13	to	$14.20	$27	0.00%	0.40%	to	0.50%	14.15%	to	14.26%
December 31, 2023	2	$12.43	to	$12.43	$22	0.00%	0.40%	to	0.40%	20.84%	to	20.84%
December 31, 2022	1	$10.29	to	$10.29	$10	0.00%	0.40%	to	0.40%	-28.98%	to	-28.98%
December 31, 2021	1	$14.48	to	$14.48	$15	0.00%	0.40%	to	0.40%	13.66%	to	13.66%

	Western Asset Core Plus VIT Portfolio (Class I)
December 31, 2025	2	$9.68	to	$9.68	$21	4.49%	0.40%	to	0.40%	7.32%	to	7.32%
December 31, 2024	2	$9.02	to	$9.02	$21	8.28%	0.40%	to	0.40%	-0.82%	to	-0.82%
December 31, 2023	2	$9.09	to	$9.09	$22	3.80%	0.40%	to	0.40%	6.39%	to	6.39%
December 31, 2022	3	$8.55	to	$8.55	$22	1.98%	0.40%	to	0.40%	-17.56%	to	-17.56%
December 31, 2021	3	$10.37	to	$10.37	$28	5.14%	0.40%	to	0.40%	-2.36%	to	-2.36%

	ClearBridge Variable Small Cap Growth Portfolio (Class I)
December 31, 2025	6	$13.24	to	$13.24	$75	0.00%	0.40%	to	0.40%	8.79%	to	8.79%
December 31, 2024	6	$12.17	to	$12.17	$69	0.00%	0.40%	to	0.40%	4.08%	to	4.08%
December 31, 2023	3	$11.69	to	$11.69	$33	0.00%	0.40%	to	0.40%	7.97%	to	7.97%
December 31, 2022	3	$10.83	to	$10.83	$32	0.00%	0.40%	to	0.40%	-29.13%	to	-29.13%
December 31, 2021	4	$15.28	to	$15.28	$55	0.00%	0.40%	to	0.40%	12.16%	to	12.16%

	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
December 31, 2025	4	$15.62	to	$15.71	$67	1.06%	0.40%	to	0.50%	18.10%	to	18.22%
December 31, 2024	3	$13.22	to	$13.29	$45	0.78%	0.40%	to	0.50%	7.65%	to	7.76%
December 31, 2023	3	$12.33	to	$12.33	$40	0.38%	0.40%	to	0.40%	26.99%	to	26.99%
December 31, 2022	3	$9.71	to	$9.71	$32	0.27%	0.40%	to	0.40%	-26.69%	to	-26.69%
December 31, 2021	3	$13.25	to	$13.25	$45	0.00%	0.40%	to	0.40%	11.89%	to	11.89%

	Fidelity® VIP Mid Cap Portfolio (Initial Class)
December 31, 2025	4	$18.21	to	$18.32	$81	0.38%	0.40%	to	0.50%	11.19%	to	11.31%
December 31, 2024	5	$16.38	to	$16.46	$90	0.56%	0.40%	to	0.50%	16.90%	to	17.02%
December 31, 2023	5	$14.06	to	$14.06	$72	0.64%	0.40%	to	0.40%	14.62%	to	14.62%
December 31, 2022	5	$12.27	to	$12.27	$59	0.49%	0.40%	to	0.40%	-15.08%	to	-15.08%
December 31, 2021	5	$14.45	to	$14.45	$74	0.85%	0.40%	to	0.40%	25.10%	to	25.10%

	Fidelity® VIP Emerging Markets Portfolio (Initial Class)
December 31, 2025	7	$17.29	to	$17.29	$127	1.91%	0.40%	to	0.40%	40.64%	to	40.64%
December 31, 2024	9	$12.30	to	$12.30	$114	1.55%	0.40%	to	0.40%	9.59%	to	9.59%
December 31, 2023	9	$11.22	to	$11.22	$96	2.45%	0.40%	to	0.40%	9.22%	to	9.22%
December 31, 2022	8	$10.27	to	$10.27	$85	1.89%	0.40%	to	0.40%	-20.43%	to	-20.43%
December 31, 2021	7	$12.91	to	$12.91	$93	3.40%	0.40%	to	0.40%	-2.63%	to	-2.63%

	Dimensional VA U.S. Targeted Value Portfolio
December 31, 2025	4	$19.61	to	$19.61	$77	1.62%	0.75%	to	0.75%	8.13%	to	8.13%
December 31, 2024	5	$18.14	to	$18.14	$85	1.60%	0.75%	to	0.75%	7.32%	to	7.32%
December 31, 2023	3	$16.90	to	$16.90	$54	1.64%	0.75%	to	0.75%	19.14%	to	19.14%
December 31, 2022	3	$14.19	to	$14.19	$45	1.32%	0.75%	to	0.75%	-4.93%	to	-4.93%
December 31, 2021	3	$14.92	to	$14.92	$48	1.72%	0.75%	to	0.75%	38.64%	to	38.64%

	BlackRock Large Cap Focus Growth V.I. Fund (Class I)
December 31, 2025	18	$21.05	to	$21.05	$386	0.00%	0.40%	to	0.40%	11.35%	to	11.35%
December 31, 2024	20	$18.90	to	$18.90	$374	0.00%	0.40%	to	0.40%	31.18%	to	31.18%
December 31, 2023	22	$14.41	to	$14.41	$314	0.00%	0.40%	to	0.40%	52.25%	to	52.25%
December 31, 2022	23	$9.46	to	$9.46	$220	0.00%	0.40%	to	0.40%	-38.35%	to	-38.35%
December 31, 2021	23	$15.35	to	$15.35	$346	0.00%	0.40%	to	0.40%	17.62%	to	17.62%

	American Funds IS® U.S. Government Securities Fund (Class 1)
December 31, 2025	35	$10.38	to	$10.38	$362	4.40%	0.75%	to	0.75%	7.20%	to	7.20%
December 31, 2024	41	$9.68	to	$9.68	$400	4.10%	0.75%	to	0.75%	0.23%	to	0.23%
December 31, 2023	42	$9.66	to	$9.66	$409	8.85%	0.75%	to	0.75%	2.44%	to	2.44%
December 31, 2022	10	$9.43	to	$9.43	$98	3.94%	0.75%	to	0.75%	-11.41%	to	-11.41%
December 31, 2021	11	$10.64	to	$10.64	$118	2.20%	0.75%	to	0.75%	-1.19%	to	-1.19%

A131

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended						For the period ended
	Units Outstanding (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS® The Bond Fund of America (Class 1)
December 31, 2025	18		$10.25	to	$10.31	$188	4.21%	0.75%	to	0.85%	6.49%	to	6.60%
December 31, 2024	23		$9.63	to	$9.68	$220	4.14%	0.75%	to	0.85%	0.63%	to	0.73%
December 31, 2023	21		$9.57	to	$9.60	$205	10.32%	0.75%	to	0.85%	4.32%	to	4.42%
December 31, 2022	1		$9.20	to	$9.20	$12	3.10%	0.75%	to	0.75%	-12.92%	to	-12.92%
December 31, 2021	1		$10.56	to	$10.56	$14	2.82%	0.75%	to	0.75%	-0.89%	to	-0.89%

	Vanguard VIF International Portfolio
December 31, 2025	22		$15.00	to	$15.09	$333	0.85%	0.75%	to	0.85%	18.95%	to	19.07%
December 31, 2024	26		$12.61	to	$12.67	$327	1.06%	0.75%	to	0.85%	8.08%	to	8.19%
December 31, 2023	23		$11.67	to	$11.71	$271	1.37%	0.75%	to	0.85%	13.68%	to	13.80%
December 31, 2022	19		$10.26	to	$10.29	$199	1.35%	0.75%	to	0.85%	-30.71%	to	-30.64%
December 31, 2021	13		$14.84	to	$14.84	$196	0.00%	0.75%	to	0.75%	-2.28%	to	-2.28%

	Vanguard VIF Diversified Value Portfolio
December 31, 2025	18		$19.54	to	$19.65	$358	1.54%	0.75%	to	0.85%	15.84%	to	15.95%
December 31, 2024	19		$16.87	to	$16.95	$322	1.32%	0.75%	to	0.85%	13.91%	to	14.02%
December 31, 2023	15		$14.86	to	$14.86	$223	1.40%	0.75%	to	0.75%	19.23%	to	19.23%
December 31, 2022	15		$12.47	to	$12.47	$189	1.15%	0.75%	to	0.75%	-12.15%	to	-12.15%
December 31, 2021	16		$14.19	to	$14.19	$229	0.00%	0.75%	to	0.75%	29.49%	to	29.49%

	Vanguard VIF Total International Stock Market Index Portfolio
December 31, 2025	23		$15.84	to	$15.84	$366	2.78%	0.75%	to	0.75%	31.06%	to	31.06%
December 31, 2024	26		$12.09	to	$12.09	$315	2.06%	0.75%	to	0.75%	4.27%	to	4.27%
December 31, 2023	13		$11.55	to	$11.59	$151	1.44%	0.75%	to	0.85%	14.57%	to	14.68%
December 31, 2022	4		$10.11	to	$10.11	$41	2.79%	0.75%	to	0.75%	-16.64%	to	-16.64%
December 31, 2021	2		$12.13	to	$12.13	$24	0.00%	0.75%	to	0.75%	7.72%	to	7.72%

	Vanguard VIF Mid-Cap Index Portfolio
December 31, 2025	8		$16.41	to	$16.41	$133	1.24%	0.75%	to	0.75%	10.71%	to	10.71%
December 31, 2024	9		$14.82	to	$14.82	$131	1.39%	0.75%	to	0.75%	14.21%	to	14.21%
December 31, 2023	9		$12.98	to	$12.98	$119	1.43%	0.75%	to	0.75%	14.97%	to	14.97%
December 31, 2022	10		$11.29	to	$11.29	$107	1.22%	0.75%	to	0.75%	-19.43%	to	-19.43%
December 31, 2021	10		$14.01	to	$14.01	$141	0.00%	0.75%	to	0.75%	23.43%	to	23.43%

	Vanguard VIF Equity Index Portfolio
December 31, 2025	—	(2)	$21.27	to	$21.27	$6	1.06%	0.75%	to	0.75%	16.82%	to	16.82%
December 31, 2024	—		$18.21	to	$18.21	$5	1.28%	0.75%	to	0.75%	23.90%	to	23.90%
December 31, 2023	—		$14.70	to	$14.70	$4	1.39%	0.75%	to	0.75%	25.17%	to	25.17%
December 31, 2022	—	(2)	$11.74	to	$11.74	$3	3.96%	0.75%	to	0.75%	-18.84%	to	-18.84%
December 31, 2021	4		$14.47	to	$14.47	$55	0.00%	0.75%	to	0.75%	27.59%	to	27.59%

	MFS® Total Return Bond Series (Initial Class)
December 31, 2025	1		$10.33	to	$10.39	$14	4.27%	0.40%	to	0.50%	6.64%	to	6.74%
December 31, 2024	3		$9.69	to	$9.73	$31	6.64%	0.40%	to	0.50%	2.03%	to	2.14%
December 31, 2023	1		$9.53	to	$9.53	$12	3.23%	0.40%	to	0.40%	6.95%	to	6.95%
December 31, 2022	1		$8.91	to	$8.91	$11	2.83%	0.40%	to	0.40%	-14.28%	to	-14.28%
December 31, 2021	1		$10.39	to	$10.39	$14	6.63%	0.40%	to	0.40%	-1.21%	to	-1.21%

	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
December 31, 2025	10		$10.39	to	$10.45	$107	3.47%	0.40%	to	0.50%	6.69%	to	6.80%
December 31, 2024	13		$9.74	to	$9.79	$128	3.76%	0.40%	to	0.50%	1.28%	to	1.38%
December 31, 2023	11		$9.65	to	$9.65	$103	2.61%	0.40%	to	0.40%	5.78%	to	5.78%
December 31, 2022	11		$9.13	to	$9.13	$96	2.09%	0.40%	to	0.40%	-13.31%	to	-13.31%
December 31, 2021	11		$10.53	to	$10.53	$118	2.35%	0.40%	to	0.40%	-1.00%	to	-1.00%

	MFS® New Discovery Series (Initial Class)
December 31, 2025	5		$13.38	to	$13.46	$71	0.00%	0.40%	to	0.50%	12.40%	to	12.51%
December 31, 2024	7		$11.91	to	$11.97	$83	0.00%	0.40%	to	0.50%	6.19%	to	6.29%
December 31, 2023	6		$11.26	to	$11.26	$67	0.00%	0.40%	to	0.40%	13.96%	to	13.96%
December 31, 2022	4		$9.88	to	$9.88	$42	0.00%	0.40%	to	0.40%	-30.04%	to	-30.04%
December 31, 2021	4		$14.12	to	$14.12	$55	0.00%	0.40%	to	0.40%	1.39%	to	1.39%

A132

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ClearBridge Variable Dividend Strategy Portfolio (Class I)
December 31, 2025	10	$18.15	to	$18.15	$175	2.18%	0.40%	to	0.40%	12.17%	to	12.17%
December 31, 2024	10	$16.18	to	$16.18	$164	1.30%	0.40%	to	0.40%	16.38%	to	16.38%
December 31, 2023	11	$13.90	to	$13.90	$146	2.17%	0.40%	to	0.40%	13.74%	to	13.74%
December 31, 2022	11	$12.22	to	$12.22	$129	1.42%	0.40%	to	0.40%	-8.47%	to	-8.47%
December 31, 2021	11	$13.35	to	$13.35	$142	1.41%	0.40%	to	0.40%	26.29%	to	26.29%

	MFS® Utilities Series (Initial Class)
December 31, 2025	2	$13.93	to	$13.93	$22	2.91%	0.40%	to	0.40%	14.55%	to	14.55%
December 31, 2024	2	$12.10	to	$12.16	$26	2.06%	0.40%	to	0.50%	11.10%	to	11.21%
December 31, 2023	2	$10.89	to	$10.93	$17	2.11%	0.40%	to	0.50%	-2.60%	to	-2.50%
December 31, 2022	2	$11.18	to	$11.21	$20	2.60%	0.40%	to	0.50%	0.25%	to	0.35%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Real Estate Index Portfolio
December 31, 2025	6	$10.59	to	$10.59	$59	2.68%	0.75%	to	0.75%	2.34%	to	2.34%
December 31, 2024	6	$10.35	to	$10.35	$63	3.08%	0.75%	to	0.75%	3.96%	to	3.96%
December 31, 2023	6	$9.95	to	$9.95	$60	1.95%	0.75%	to	0.75%	10.86%	to	10.86%
December 31, 2022	3	$8.98	to	$8.98	$23	0.25%	0.75%	to	0.75%	-26.85%	to	-26.85%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Total Bond Market Index Portfolio
December 31, 2025	3	$9.72	to	$9.78	$32	3.41%	0.75%	to	0.85%	6.03%	to	6.14%
December 31, 2024	3	$9.17	to	$9.22	$31	2.78%	0.75%	to	0.85%	0.38%	to	0.48%
December 31, 2023	3	$9.14	to	$9.17	$30	2.46%	0.75%	to	0.85%	4.69%	to	4.79%
December 31, 2022	3	$8.73	to	$8.75	$29	2.06%	0.75%	to	0.85%	-13.95%	to	-13.86%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Equity Income Portfolio
December 31, 2025	9	$17.62	to	$17.72	$166	2.45%	0.75%	to	0.85%	15.81%	to	15.92%
December 31, 2024	12	$15.22	to	$15.29	$179	2.67%	0.75%	to	0.85%	14.14%	to	14.25%
December 31, 2023	11	$13.33	to	$13.38	$142	2.66%	0.75%	to	0.85%	7.18%	to	7.29%
December 31, 2022	11	$12.44	to	$12.47	$132	3.04%	0.75%	to	0.85%	-1.50%	to	-1.40%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF High Yield Bond Portfolio
December 31, 2025	6	$12.11	to	$12.18	$70	6.50%	0.75%	to	0.85%	8.26%	to	8.37%
December 31, 2024	6	$11.19	to	$11.24	$68	5.87%	0.75%	to	0.85%	5.54%	to	5.65%
December 31, 2023	2	$10.60	to	$10.64	$23	4.92%	0.75%	to	0.85%	10.72%	to	10.83%
December 31, 2022	2	$9.57	to	$9.60	$21	6.08%	0.75%	to	0.85%	-10.13%	to	-10.04%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Short-Term Investment Grade Portfolio
December 31, 2025	16	$11.07	to	$11.14	$178	4.12%	0.75%	to	0.85%	5.95%	to	6.05%
December 31, 2024	16	$10.45	to	$10.50	$168	2.91%	0.75%	to	0.85%	4.00%	to	4.10%
December 31, 2023	12	$10.05	to	$10.09	$116	0.96%	0.75%	to	0.85%	5.26%	to	5.36%
December 31, 2022	4	$9.55	to	$9.55	$40	2.02%	0.85%	to	0.85%	-6.52%	to	-6.52%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Natural Resources Portfolio (Class I) (merged April 11, 2025)
December 31, 2025	—	$17.42	to	$17.42	$—	0.00%	0.40%	to	0.40%	-6.27%	to	-6.27%
December 31, 2024	2	$18.50	to	$18.59	$29	0.00%	0.40%	to	0.50%	3.86%	to	3.96%
December 31, 2023	3	$17.81	to	$17.88	$47	0.00%	0.40%	to	0.50%	1.47%	to	1.58%
December 31, 2022	4	$17.55	to	$17.60	$70	0.00%	0.40%	to	0.50%	21.43%	to	21.55%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Total Stock Market Index Portfolio
December 31, 2025	8	$20.48	to	$20.48	$167	1.14%	0.75%	to	0.75%	16.06%	to	16.06%
December 31, 2024	8	$17.65	to	$17.65	$144	1.23%	0.75%	to	0.75%	22.78%	to	22.78%
December 31, 2023	8	$14.37	to	$14.37	$117	1.10%	0.75%	to	0.75%	25.01%	to	25.01%
December 31, 2022	8	$11.50	to	$11.50	$89	0.00%	0.75%	to	0.75%	-20.19%	to	-20.19%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A133

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended						For the period ended
	Units Outstanding (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard VIF Balanced Portfolio
December 31, 2025	—	(2)	$16.12	to	$16.12	$6	2.08%	0.75%	to	0.75%	15.59%	to	15.59%
December 31, 2024	—		$13.95	to	$13.95	$6	2.27%	0.75%	to	0.75%	13.94%	to	13.94%
December 31, 2023	—		$12.24	to	$12.24	$5	2.03%	0.75%	to	0.75%	13.47%	to	13.47%
December 31, 2022	—	(2)	$10.79	to	$10.79	$4	0.00%	0.75%	to	0.75%	-14.94%	to	-14.94%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Growth Portfolio
December 31, 2025	10		$21.46	to	$21.59	$223	0.20%	0.75%	to	0.85%	15.89%	to	16.01%
December 31, 2024	12		$18.52	to	$18.61	$231	0.26%	0.75%	to	0.85%	32.00%	to	32.13%
December 31, 2023	11		$14.03	to	$14.08	$149	0.24%	0.75%	to	0.85%	38.95%	to	39.09%
December 31, 2022	11		$10.10	to	$10.12	$107	0.00%	0.75%	to	0.85%	-33.93%	to	-33.86%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Dimensional VA International Value Portfolio
December 31, 2025	8		$20.57	to	$20.57	$171	3.73%	0.75%	to	0.75%	44.55%	to	44.55%
December 31, 2024	15		$14.16	to	$14.23	$216	4.46%	0.75%	to	0.85%	5.71%	to	5.82%
December 31, 2023	11		$13.40	to	$13.45	$151	11.61%	0.75%	to	0.85%	16.86%	to	16.98%
December 31, 2022	3		$11.47	to	$11.50	$29	8.01%	0.75%	to	0.85%	-4.27%	to	-4.18%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
December 31, 2025	—		$13.42	to	$13.42	$—	8.13%	0.40%	to	0.40%	4.90%	to	4.90%
December 31, 2024	5		$12.73	to	$12.79	$60	9.80%	0.40%	to	0.50%	7.96%	to	8.07%
December 31, 2023	1		$11.79	to	$11.79	$8	7.14%	0.50%	to	0.50%	11.62%	to	11.62%
December 31, 2022	1		$10.56	to	$10.56	$7	7.18%	0.50%	to	0.50%	-1.01%	to	-1.01%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS® Washington Mutual Investors Fund (Class 1)
December 31, 2025	1		$20.05	to	$20.05	$22	1.66%	0.75%	to	0.75%	16.62%	to	16.62%
December 31, 2024	1		$17.19	to	$17.19	$19	1.17%	0.75%	to	0.75%	18.50%	to	18.50%
December 31, 2023	3		$14.45	to	$14.51	$50	2.04%	0.75%	to	0.85%	16.66%	to	16.78%
December 31, 2022	1		$12.42	to	$12.42	$11	7.38%	0.75%	to	0.75%	-8.96%	to	-8.96%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS® Growth Fund (Class 1)
December 31, 2025	9		$25.34	to	$25.34	$224	0.23%	0.75%	to	0.75%	19.63%	to	19.63%
December 31, 2024	14		$21.18	to	$21.18	$306	0.58%	0.75%	to	0.75%	30.97%	to	30.97%
December 31, 2023	14		$16.17	to	$16.17	$233	1.33%	0.75%	to	0.75%	37.78%	to	37.78%
December 31, 2022	1		$11.74	to	$11.74	$10	2.09%	0.75%	to	0.75%	-30.28%	to	-30.28%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS® Growth-Income Fund (Class 1)
December 31, 2025	2		$20.64	to	$20.64	$50	1.18%	0.75%	to	0.75%	17.48%	to	17.48%
December 31, 2024	6		$17.57	to	$17.57	$108	1.52%	0.75%	to	0.75%	23.60%	to	23.60%
December 31, 2023	2		$14.21	to	$14.21	$33	2.45%	0.75%	to	0.75%	25.52%	to	25.52%
December 31, 2022	1		$11.32	to	$11.32	$11	5.52%	0.75%	to	0.75%	-16.91%	to	-16.91%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Technology Portfolio (Initial Class)
December 31, 2025	1		$31.84	to	$31.84	$20	0.00%	0.40%	to	0.40%	22.28%	to	22.28%
December 31, 2024	1		$26.04	to	$26.04	$21	0.00%	0.40%	to	0.40%	35.04%	to	35.04%
December 31, 2023	1		$19.28	to	$19.28	$10	0.15%	0.40%	to	0.40%	57.69%	to	57.69%
December 31, 2022	—	(2)	$12.23	to	$12.23	$5	0.00%	0.40%	to	0.40%	-36.11%	to	-36.11%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Service Class) (available February 1, 2023)
December 31, 2025	52		$18.84	to	$18.84	$987	1.38%	1.30%	to	1.30%	11.30%	to	11.30%
December 31, 2024	29		$16.93	to	$16.93	$490	1.40%	1.30%	to	1.30%	9.90%	to	9.90%
December 31, 2023	4		$15.40	to	$15.40	$61	1.87%	1.30%	to	1.30%	3.31%	to	3.31%
December 31, 2022	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A134

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Government Money Market Portfolio (Class III) (available February 1, 2023)
December 31, 2025	1,305	$10.85	to	$10.90	$14,161	3.70%	1.20%	to	1.30%	2.44%	to	2.54%
December 31, 2024	1,145	$10.59	to	$10.63	$12,142	4.49%	1.20%	to	1.30%	3.38%	to	3.49%
December 31, 2023	471	$10.25	to	$10.27	$4,825	4.32%	1.20%	to	1.30%	3.05%	to	3.14%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Initial Class)
December 31, 2025	3	$16.02	to	$16.02	$55	1.59%	0.40%	to	0.40%	12.56%	to	12.56%
December 31, 2024	3	$14.23	to	$14.23	$46	1.65%	0.40%	to	0.40%	11.16%	to	11.16%
December 31, 2023	3	$12.80	to	$12.80	$42	0.00%	0.40%	to	0.40%	7.50%	to	7.50%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS® Ultra-Short Bond Fund (Class 1)
December 31, 2025	6	$11.12	to	$11.12	$71	3.86%	0.75%	to	0.75%	3.37%	to	3.37%
December 31, 2024	12	$10.75	to	$10.75	$130	6.15%	0.75%	to	0.75%	4.29%	to	4.29%
December 31, 2023	6	$10.31	to	$10.31	$60	8.42%	0.75%	to	0.75%	4.15%	to	4.15%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Core V.I. Fund (Class I)
December 31, 2025	4	$21.74	to	$21.74	$81	0.48%	0.40%	to	0.40%	19.57%	to	19.57%
December 31, 2024	9	$18.18	to	$18.18	$156	0.96%	0.40%	to	0.40%	24.94%	to	24.94%
December 31, 2023	2	$14.55	to	$14.55	$35	3.79%	0.40%	to	0.40%	24.73%	to	24.73%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Basic Value V.I. Fund (Class I)
December 31, 2025	14	$18.92	to	$18.92	$259	2.13%	0.40%	to	0.40%	23.89%	to	23.89%
December 31, 2024	15	$15.27	to	$15.27	$234	2.45%	0.40%	to	0.40%	9.93%	to	9.93%
December 31, 2023	8	$13.89	to	$13.89	$114	2.77%	0.40%	to	0.40%	16.14%	to	16.14%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Dimensional VA International Small Portfolio
December 31, 2025	4	$16.60	to	$16.60	$64	2.99%	0.75%	to	0.75%	35.96%	to	35.96%
December 31, 2024	5	$12.21	to	$12.21	$57	3.42%	0.75%	to	0.75%	3.04%	to	3.04%
December 31, 2023	4	$11.85	to	$11.85	$51	4.77%	0.75%	to	0.75%	13.26%	to	13.26%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Dimensional VA U.S. Large Value Portfolio
December 31, 2025	2	$16.89	to	$16.89	$32	1.96%	0.75%	to	0.75%	14.96%	to	14.96%
December 31, 2024	2	$14.69	to	$14.69	$28	2.08%	0.75%	to	0.75%	12.53%	to	12.53%
December 31, 2023	2	$13.06	to	$13.06	$25	3.30%	0.75%	to	0.75%	10.09%	to	10.09%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Strategic Income Portfolio (Initial Class)
December 31, 2025	—	$11.92	to	$12.10	$—	0.00%	0.25%	to	0.50%	0.00%	to	0.00%
December 31, 2024	—	$11.06	to	$11.06	$—	0.06%	0.40%	to	0.40%	5.65%	to	5.65%
December 31, 2023	6	$10.43	to	$10.47	$65	6.08%	0.40%	to	0.50%	8.86%	to	8.97%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Appreciation Portfolio (Class I)
December 31, 2025	—	$19.84	to	$20.14	$—	0.00%	0.25%	to	0.50%	0.00%	to	0.00%
December 31, 2024	—	$17.50	to	$17.50	$—	0.08%	0.40%	to	0.40%	22.16%	to	22.16%
December 31, 2023	3	$14.27	to	$14.33	$40	1.24%	0.40%	to	0.50%	19.11%	to	19.23%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A135

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended						For the period ended
	Units Outstanding (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Technology Portfolio (Initial Class)
December 31, 2025	2		$23.52	to	$23.52	$55	0.00%		0.40%	to	0.40%	16.10%	to	16.10%
December 31, 2024	5		$20.26	to	$20.26	$104	0.00%		0.40%	to	0.40%	36.25%	to	36.25%
December 31, 2023	5		$14.87	to	$14.87	$80	0.00%		0.40%	to	0.40%	53.62%	to	53.62%
December 31, 2022	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class I)
December 31, 2025	2		$17.60	to	$17.71	$29	2.19%		0.40%	to	0.50%	20.94%	to	21.06%
December 31, 2024	2		$14.56	to	$14.63	$32	2.46%		0.40%	to	0.50%	9.51%	to	9.62%
December 31, 2023	2		$13.34	to	$13.34	$33	3.03%		0.40%	to	0.40%	11.79%	to	11.79%
December 31, 2022	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Financials Portfolio (Initial Class)
December 31, 2025	2		$20.95	to	$20.95	$32	1.71%		0.40%	to	0.40%	14.72%	to	14.72%
December 31, 2024	2		$18.27	to	$18.27	$30	1.60%		0.40%	to	0.40%	32.20%	to	32.20%
December 31, 2023	2		$13.82	to	$13.82	$26	19.20%		0.40%	to	0.40%	14.27%	to	14.27%
December 31, 2022	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Health Care Portfolio (Initial Class)
December 31, 2025	2		$14.06	to	$14.06	$27	0.43%		0.40%	to	0.40%	13.94%	to	13.94%
December 31, 2024	2		$12.34	to	$12.34	$21	0.00%		0.40%	to	0.40%	4.71%	to	4.71%
December 31, 2023	—		$11.78	to	$11.78	$2	0.00%		0.40%	to	0.40%	3.84%	to	3.84%
December 31, 2022	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2034 (available January 3, 2023)
December 31, 2025	38		$10.29	to	$10.41	$390	0.00%		1.90%	to	2.30%	6.59%	to	7.03%
December 31, 2024	29		$9.65	to	$9.73	$284	0.00%		1.90%	to	2.30%	-4.76%	to	-4.37%
December 31, 2023	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)
December 31, 2025	7		$24.16	to	$24.31	$170	0.14%		0.40%	to	0.50%	20.87%	to	21.00%
December 31, 2024	8		$19.99	to	$20.09	$159	0.23%		0.40%	to	0.50%	33.12%	to	33.25%
December 31, 2023	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)
December 31, 2025	—	(2)	$25.46	to	$25.46	$4	0.00%		0.50%	to	0.50%	21.34%	to	21.34%
December 31, 2024	—		$20.99	to	$20.99	$4	0.00%		0.50%	to	0.50%	38.19%	to	38.19%
December 31, 2023	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Portfolio (Initial Class)
December 31, 2025	11		$24.72	to	$24.72	$279	0.28%		0.40%	to	0.40%	14.44%	to	14.44%
December 31, 2024	12		$21.60	to	$21.60	$251	0.00%	(1)	0.40%	to	0.40%	29.87%	to	29.87%
December 31, 2023	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP High Income Portfolio (Initial Class)
December 31, 2025	8		$12.27	to	$12.27	$103	6.17%		0.40%	to	0.40%	9.92%	to	9.92%
December 31, 2024	10		$11.16	to	$11.16	$109	8.95%		0.40%	to	0.40%	8.53%	to	8.53%
December 31, 2023	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

A136

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended						For the period ended
	Units Outstanding (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ClearBridge Variable Mid Cap Portfolio (Class I)
December 31, 2025	3		$13.63	to	$13.63	$40	0.29%	0.40%	to	0.40%	3.93%	to	3.93%
December 31, 2024	3		$13.11	to	$13.11	$38	0.93%	0.40%	to	0.40%	9.56%	to	9.56%
December 31, 2023	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Capital Growth Portfolio
December 31, 2025	1		$21.09	to	$21.09	$19	1.01%	0.75%	to	0.75%	28.01%	to	28.01%
December 31, 2024	4		$16.47	to	$16.47	$71	0.00%	0.75%	to	0.75%	12.56%	to	12.56%
December 31, 2023	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2035 (available January 2, 2024)
December 31, 2025	4		$10.18	to	$10.27	$37	0.00%	1.90%	to	2.30%	6.70%	to	7.14%
December 31, 2024	—		$9.58	to	$9.58	$—	0.00%	1.90%	to	1.90%	-4.15%	to	-4.15%
December 31, 2023	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Industrials Portfolio (Initial Class) (4)
December 31, 2025	—	(2)	$21.08	to	$21.08	$4	0.14%	0.40%	to	0.40%	24.02%	to	24.02%
December 31, 2024	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2023	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five periods preceding December 31, 2025 or for the periods indicated within.

(1)     Amount is less than 0.01%.

(2)     Amount is less than 1,000 units.

(3)     Total return reflects the return had there been contract owners in the subaccount during the period.

(4)     Subaccount became available for investment prior to 2025 but had no activity until 2025.
A137

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life of New Jersey. These charges are assessed through a reduction in unit values.

B.Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.

Products	Base	Maximum
Discovery Choice Variable Annuity	1.35%	1.65%
Discovery Select Variable Annuity	1.40%	1.40%
Prudential Defined Income (PDI) Variable Annuity	1.10%	1.90%
Prudential MyRock Advisor New York Variable Annuity	0.25%	1.20%
Prudential FlexGuard New York	1.20%	1.30%
Prudential Premier Advisor Variable Annuity Series	0.35%	1.55%
Prudential Premier Investment Variable Annuity B Series	0.48%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.30%
Prudential Premier Retirement Variable Annuity C Series	1.30%	2.75%
Prudential Premier Retirement Variable Annuity L Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity X Series	1.30%	2.85%
Prudential Premier Variable Annuity B Series	1.15%	2.15%
Prudential Premier Variable Annuity Bb SeriesSM	0.95%	1.95%
Prudential Premier Variable Annuity L Series	1.50%	2.50%
Prudential Premier Variable Annuity X Series	1.55%	2.55%
Strategic PartnersSM Advisor Variable Annuity	1.40%	2.25%
Strategic PartnersSM Flexelite Variable Annuity	1.60%	2.45%
Strategic PartnersSM Flexelite 2 Variable Annuity	1.65%	2.50%
Strategic Partners Plus Variable Annuity	1.40%	2.40%
Strategic Partners Plus 3 Variable Annuity	1.40%	2.35%
Strategic PartnersSM Select Variable Annuity	1.52%	1.52%
Strategic Partners Annuity One Variable Annuity	1.40%	2.40%
Strategic Partners Annuity One 3 Variable Annuity	1.40%	2.35%

C.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No
A138

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)
withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:    Other

Accumulation units are the contract owner's interest allocated to the variable account during the accumulation period of the contract.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A139

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company of New Jersey and the Contract Owners of Pruco Life of New Jersey Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I) (1)	American Funds IS® Growth-Income Fund (Class 4) (1)
PSF PGIM Total Return Bond Portfolio (Class I) (1)	American Funds IS® International Fund (Class 4) (1)
PSF PGIM Jennison Blend Portfolio (Class I) (1)	American Funds IS® New World Fund (Class 4) (1)
PSF PGIM Jennison Value Portfolio (Class I) (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (1)
PSF PGIM High Yield Bond Portfolio (Class I) (1)	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (1)
PSF Stock Index Portfolio (Class I) (1)	BlackRock Capital Appreciation V.I. Fund (Class III) (1)
PSF Global Portfolio (Class I) (1)	BlackRock Equity Dividend V.I. Fund (Class III) (1)
PSF PGIM Jennison Growth Portfolio (Class I) (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (1)
PSF Small-Cap Stock Index Portfolio (Class I) (1)	Fidelity® VIP Balanced Portfolio (Service Class 2) (1)
T. Rowe Price International Stock Portfolio (1)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2) (1)
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class) (1)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (1)
Invesco V.I. Core Equity Fund (Series I) (1)	Fidelity® VIP Health Care Portfolio (Service Class 2) (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	BlackRock Basic Value V.I. Fund (Class III) (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	AST Bond Portfolio 2032 (1)
MFS® Research Series (Initial Class) (1)	PSF Global Portfolio (Class III) (1)
MFS® Growth Series (Initial Class) (1)	PSF Mid-Cap Growth Portfolio (Class III) (2)
LVIP American Century Value Fund (Standard Class II) (1)	PSF Natural Resources Portfolio (Class III) (2)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	PSF PGIM 50/50 Balanced Portfolio (Class III) (1)
Davis Equity Portfolio (1)	PSF PGIM Flexible Managed Portfolio (Class III) (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	PSF PGIM Government Income Portfolio (Class III) (6)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	PSF PGIM High Yield Bond Portfolio (Class III) (1)
PSF Mid-Cap Growth Portfolio (Class I) (2)	PSF PGIM Jennison Blend Portfolio (Class III) (1)
AST Cohen & Steers Realty Portfolio (3)	PSF PGIM Jennison Growth Portfolio (Class III) (1)
AST J.P. Morgan Conservative Multi-Asset Portfolio (1)	PSF PGIM Jennison Value Portfolio (Class III) (1)
AST High Yield Portfolio (4)	PSF PGIM Total Return Bond Portfolio (Class III) (1)
AST Large-Cap Value Portfolio (1)	PSF Small-Cap Stock Index Portfolio (Class III) (1)
AST T. Rowe Price Natural Resources Portfolio (3)	PSF Stock Index Portfolio (Class III) (1)
AST MFS Global Equity Portfolio (3)	MFS® Investors Trust Series (Service Class) (1)
AST Aggressive Asset Allocation Portfolio (1)	MFS® International Intrinsic Value Portfolio (Initial Class) (1)
A140

AST Multi-Asset Diversified Plus Portfolio (1)	MFS® Mid Cap Growth Series (Initial Class) (1)
AST Balanced Asset Allocation Portfolio (1)	Western Asset Core Plus VIT Portfolio (Class I) (1)
AST Preservation Asset Allocation Portfolio (1)	ClearBridge Variable Small Cap Growth Portfolio (Class I) (1)
AST PGIM Aggressive Multi-Asset Portfolio (1)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (1)
AST Multi-Asset Diversified Portfolio (1)	Fidelity® VIP Mid Cap Portfolio (Initial Class) (1)
AST Large-Cap Growth Portfolio (1)	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (1)
AST Government Money Market Portfolio (1)	Dimensional VA U.S. Targeted Value Portfolio (1)
AST Small-Cap Equity Portfolio (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (1)
AST International Equity Portfolio (1)	American Funds IS® U.S. Government Securities Fund (Class 1) (1)
AST Investment Grade Bond Portfolio (1)	American Funds IS® The Bond Fund of America (Class 1) (1)
AST Core Fixed Income Portfolio (1)	Vanguard VIF International Portfolio (1)
AST Emerging Markets Equity Portfolio (5)	Vanguard VIF Diversified Value Portfolio (1)
AST J.P. Morgan Moderate Multi-Asset Portfolio (1)	Vanguard VIF Total International Stock Market Index Portfolio (1)
ProFund VP Consumer Discretionary (1)	Vanguard VIF Mid-Cap Index Portfolio (1)
ProFund VP Consumer Staples (1)	Vanguard VIF Equity Index Portfolio (1)
ProFund VP Financials (1)	MFS® Total Return Bond Series (Initial Class) (1)
ProFund VP Health Care (1)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (1)
ProFund VP Industrials (1)	MFS® New Discovery Series (Initial Class) (1)
ProFund VP Mid-Cap Growth (1)	ClearBridge Variable Dividend Strategy Portfolio (Class I) (1)
ProFund VP Mid-Cap Value (1)	MFS® Utilities Series (Initial Class) (1)
ProFund VP Real Estate (1)	Vanguard VIF Real Estate Index Portfolio (1)
ProFund VP Small-Cap Growth (1)	Vanguard VIF Total Bond Market Index Portfolio (1)
ProFund VP Small-Cap Value (1)	Vanguard VIF Equity Income Portfolio (1)
ProFund VP Communication Services (1)	Vanguard VIF High Yield Bond Portfolio (1)
ProFund VP Utilities (1)	Vanguard VIF Short-Term Investment Grade Portfolio (1)
ProFund VP Large-Cap Growth (1)	PSF Natural Resources Portfolio (Class I) (2)
ProFund VP Large-Cap Value (1)	Vanguard VIF Total Stock Market Index Portfolio (1)
Allspring VT Discovery All Cap Growth Fund (Class 1) (1)	Vanguard VIF Balanced Portfolio (1)
AST Quantitative Modeling Portfolio (1)	Vanguard VIF Growth Portfolio (1)
Allspring VT Opportunity Fund (Class 1) (1)	Dimensional VA International Value Portfolio (1)
AST ClearBridge Dividend Growth Portfolio (3)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (1)
AST Multi-Sector Fixed Income Portfolio (1)	American Funds IS® Washington Mutual Investors Fund (Class 1) (1)
AST Large-Cap Equity Portfolio (1)	American Funds IS® Growth Fund (Class 1) (1)
AST Bond Portfolio 2025 (9)	American Funds IS® Growth-Income Fund (Class 1) (1)
AST J.P. Morgan Aggressive Multi-Asset Portfolio (1)	Fidelity® VIP Technology Portfolio (Initial Class) (1)
AST Bond Portfolio 2026 (1)	MFS® Value Series (Service Class) (1)
AST Global Bond Portfolio (4)	PSF PGIM Government Money Market Portfolio (Class III) (1)
BlackRock Global Allocation V.I. Fund (Class III) (1)	MFS® Value Series (Initial Class) (1)
AST Bond Portfolio 2027 (1)	American Funds IS® Ultra-Short Bond Fund (Class 1) (1)
NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D) (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I) (1)
A141

AST Bond Portfolio 2028 (1)	BlackRock Basic Value V.I. Fund (Class I) (1)
AST Bond Portfolio 2029 (1)	Dimensional VA International Small Portfolio (1)
AST Bond Portfolio 2030 (1)	Dimensional VA U.S. Large Value Portfolio (1)
AST Bond Portfolio 2031 (1)	Fidelity® VIP Strategic Income Portfolio (Initial Class) (1)
MFS® International Growth Portfolio (Service Class) (1)	ClearBridge Variable Appreciation Portfolio (Class I) (1)
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) (1)	MFS® Technology Portfolio (Initial Class) (1)
MFS® Technology Portfolio (Service Class) (1)	BlackRock Equity Dividend V.I. Fund (Class I) (1)
MFS® Mid Cap Growth Series (Service Class) (1)	Fidelity® VIP Financials Portfolio (Initial Class) (1)
MFS® New Discovery Series (Service Class) (1)	Fidelity® VIP Health Care Portfolio (Initial Class) (1)
MFS® Research Series (Service Class) (1)	AST Bond Portfolio 2034 (1)
MFS® Total Return Bond Series (Service Class) (1)	Fidelity® VIP Contrafund℠ Portfolio (Initial Class) (1)
MFS® Total Return Series (Service Class) (1)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (1)
MFS® Utilities Series (Service Class) (1)	Fidelity® VIP Growth Portfolio (Initial Class) (1)
American Funds IS® Asset Allocation Fund (Class 4) (1)	Fidelity® VIP High Income Portfolio (Initial Class) (1)
American Funds IS® Washington Mutual Investors Fund (Class 4) (1)	ClearBridge Variable Mid Cap Portfolio (Class I) (1)
American Funds IS® The Bond Fund of America (Class 4) (1)	Vanguard VIF Capital Growth Portfolio (1)
American Funds IS® Capital World Growth and Income Fund (Class 4) (1)	AST Bond Portfolio 2035 (7)
American Funds IS® Global Small Capitalization Fund (Class 4) (1)	Fidelity® VIP Industrials Portfolio (Initial Class) (8)
American Funds IS® Growth Fund (Class 4) (1)
(1)Statement of net assets as of December 31, 2025, statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024.
(2)Statement of net assets as of April 11, 2025 (date of merger), statement of operations for the period January 1, 2025 to April 11, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to April 11, 2025 (date of merger) and for the year ended December 31, 2024.

(3)Statement of net assets as of January 24, 2025 (date of merger), statement of operations for the period January 1, 2025 to January 24, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to January 24, 2025 (date of merger) and for the year ended December 31, 2024.

(4)Statement of net assets as of February 7, 2025 (date of merger), statement of operations for the period January 1, 2025 to February 7, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to February 7, 2025 (date of merger) and for the year ended December 31, 2024.

(5)Statement of net assets as of January 10, 2025 (date of merger), statement of operations for the period January 1, 2025 to January 10, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to January 10, 2025 (date of merger) and for the year ended December 31, 2024.

(6)Statement of net assets as of April 25, 2025 (date of merger), statement of operations for the period January 1, 2025 to April 25, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to April 25, 2025 (date of merger) and for the year ended December 31, 2024.

(7)Statement of net assets as of December 31, 2025, statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the year ended December 31, 2025 and for the period January 2, 2024 (commencement of operations) to December 31, 2024.

A142

(8)Statement of net assets as of December 31, 2025, statement of operations for the year ended December 31, 2025 (period when activity commenced) and statement of changes in net assets for the year ended December 31, 2025 (period when activity commenced).

(9)Statement of net assets as of December 31, 2025 (date of liquidation), statement of operations for the period January 1, 2025 to December 31, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025 to December 31, 2025 (date of liquidation) and for the year ended December 31, 2024.

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company of New Jersey management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents and fund manager of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2026

We have served as the auditor of one or more of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account since 1996.
A143